UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07739
Harding, Loevner Funds, Inc.
(Exact name of registrant as specified in charter)

400 Crossing Boulevard
Fourth Floor
Bridgewater, NJ 08807
(Address of principal executive offices)(Zip code)

Andrew E. Oliva
The Northern Trust Company
333 South Wabash Avenue
Chicago, IL 60604

With a copy to:

Stephen H. Bier, Esq.
Dechert LLP
1095 Avenue of the Americas
New York, NY 10036
(Name and address of agent for service)
Registrant's telephone number, including area code:
(877) 435-8105
Date of fiscal year end:
10/31
Date of reporting period:
10/31/2025
Item 1. Reports to Stockholders.
(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
(b) Not Applicable.

Global Equity

Annual Shareholder Report

Advisor Class HLMGX | October 31, 2025

This annual shareholder report contains important information about the Global Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity (Advisor Class)	$115	1.08%
Management’s Discussion of Fund Performance
The Global Equity Advisor Class (HLMGX) increased 13.33% (net of fees and expenses) in the 12-month period ended October 31, 2025. The Fund's benchmark, the MSCI All Country World Index, increased 22.64% (net of source taxes).
Key Performance Factors
Stocks rose across the major world regions despite shifting US tariff policy. The Information Technology (IT) and Communication Services sectors surged amid enthusiasm for artificial intelligence (AI). Health Care, a sector facing heightened political and regulatory uncertainty in the US, underperformed. The Fund’s relative returns were hurt by poor stocks in IT and Financials. Strong performance and an overweight in Communication Services helped.
Sector Analysis
IT-services companies Globant and Accenture faced concerns over weak demand and fears that AI tools might reduce the need for IT consultants. In Financials, shares of Tradeweb, a fixed-income digital trading platform, fell on worries about rising competition. In Communication Services, streaming-entertainment company Netflix enjoyed strong growth in its new ad-supported subscription plan.
Regional Analysis
Returns in the US were hurt by Health Care holdings including Vertex Pharmaceuticals, which reported that its non-opioid pain treatment candidate failed to perform better than a placebo in a phase 2 clinical trial. Chinese social-media and online-gaming company Tencent said revenue rose and margins improved, as AI-powered tools boosted advertising click-through rates.
Performance
🡱 Top Contributors	🡳 Top Detractors
Netflix	UnitedHealth Group
Amphenol	Globant
Alphabet	Vertex Pharmaceuticals
Sony	Tradeweb
Tencent	Accenture
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $10,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $10,000 (USD)
Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	13.33	7.46	9.66
MSCI All Country World Index	22.64	14.61	11.31
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit HardingLoevnerFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and information about the Fund, scan the QR code or visit HardingLoevnerFunds.com.
Key Fund Statistics
During Reporting Period
Fund net assets	$581.1M	Total advisory fees paid (after waiver/reimbursement)	$3.9M
Total number of holdings	63	Period portfolio turnover rate	30%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Alphabet Inc., Class A	4.8
Microsoft Corp.	4.6
Amazon.com Inc.	4.2
Tencent Holdings Ltd.	3.5
Schneider Electric SE	3.4
Netflix Inc.	3.2
Meta Platforms Inc., Class A	2.9
ASML Holding NV	2.7
Booking Holdings Inc.	2.6
NVIDIA Corp.	2.5
by Sector
by Region
Material Fund Changes
There were no material changes to the Fund during the 12-month period ended October 31, 2025.
For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026 at HardingLoevnerFunds.com or upon special request at (877) 435-8105.
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at HardingLoevnerFunds.com. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604
T: (877) 435-8105
HardingLoevnerFunds.com
©2025 Harding Loevner

Global Equity

Annual Shareholder Report

Institutional Class HLMVX | October 31, 2025

This annual shareholder report contains important information about the Global Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity (Institutional Class)	$91	0.85%
Management’s Discussion of Fund Performance
The Global Equity Institutional Class (HLMVX) increased 13.56% (net of fees and expenses) in the 12-month period ended October 31, 2025. The Fund's benchmark, the MSCI All Country World Index, increased 22.64% (net of source taxes).
Key Performance Factors
Stocks rose across the major world regions despite shifting US tariff policy. The Information Technology (IT) and Communication Services sectors surged amid enthusiasm for artificial intelligence (AI). Health Care, a sector facing heightened political and regulatory uncertainty in the US, underperformed. The Fund’s relative returns were hurt by poor stocks in IT and Financials. Strong performance and an overweight in Communication Services helped.
Sector Analysis
IT-services companies Globant and Accenture faced concerns over weak demand and fears that AI tools might reduce the need for IT consultants. In Financials, shares of Tradeweb, a fixed-income digital trading platform, fell on worries about rising competition. In Communication Services, streaming-entertainment company Netflix enjoyed strong growth in its new ad-supported subscription plan.
Regional Analysis
Returns in the US were hurt by Health Care holdings including Vertex Pharmaceuticals, which reported that its non-opioid pain treatment candidate failed to perform better than a placebo in a phase 2 clinical trial. Chinese social-media and online-gaming company Tencent said revenue rose and margins improved, as AI-powered tools boosted advertising click-through rates.
Performance
🡱 Top Contributors	🡳 Top Detractors
Netflix	UnitedHealth Group
Amphenol	Globant
Alphabet	Vertex Pharmaceuticals
Sony	Tradeweb
Tencent	Accenture
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $100,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $100,000 (USD)
Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	13.56	7.70	9.90
MSCI All Country World Index	22.64	14.61	11.31
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit HardingLoevnerFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and information about the Fund, scan the QR code or visit HardingLoevnerFunds.com.
Key Fund Statistics
During Reporting Period
Fund net assets	$581.1M	Total advisory fees paid (after waiver/reimbursement)	$3.9M
Total number of holdings	63	Period portfolio turnover rate	30%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Alphabet Inc., Class A	4.8
Microsoft Corp.	4.6
Amazon.com Inc.	4.2
Tencent Holdings Ltd.	3.5
Schneider Electric SE	3.4
Netflix Inc.	3.2
Meta Platforms Inc., Class A	2.9
ASML Holding NV	2.7
Booking Holdings Inc.	2.6
NVIDIA Corp.	2.5
by Sector
by Region
Material Fund Changes
There were no material changes to the Fund during the 12-month period ended October 31, 2025.
For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026 at HardingLoevnerFunds.com or upon special request at (877) 435-8105.
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at HardingLoevnerFunds.com. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604
T: (877) 435-8105
HardingLoevnerFunds.com
©2025 Harding Loevner

Global Equity

Annual Shareholder Report

Institutional Class Z HLGZX | October 31, 2025

This annual shareholder report contains important information about the Global Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity (Institutional Class Z)	$80	0.75%
Management’s Discussion of Fund Performance
The Global Equity Institutional Class Z (HLGZX) increased 13.69% (net of fees and expenses) in the 12-month period ended October 31, 2025. The Fund's benchmark, the MSCI All Country World Index, increased 22.64% (net of source taxes).
Key Performance Factors
Stocks rose across the major world regions despite shifting US tariff policy. The Information Technology (IT) and Communication Services sectors surged amid enthusiasm for artificial intelligence (AI). Health Care, a sector facing heightened political and regulatory uncertainty in the US, underperformed. The Fund’s relative returns were hurt by poor stocks in IT and Financials. Strong performance and an overweight in Communication Services helped.
Sector Analysis
IT-services companies Globant and Accenture faced concerns over weak demand and fears that AI tools might reduce the need for IT consultants. In Financials, shares of Tradeweb, a fixed-income digital trading platform, fell on worries about rising competition. In Communication Services, streaming-entertainment company Netflix enjoyed strong growth in its new ad-supported subscription plan.
Regional Analysis
Returns in the US were hurt by Health Care holdings including Vertex Pharmaceuticals, which reported that its non-opioid pain treatment candidate failed to perform better than a placebo in a phase 2 clinical trial. Chinese social-media and online-gaming company Tencent said revenue rose and margins improved, as AI-powered tools boosted advertising click-through rates.
Performance
🡱 Top Contributors	🡳 Top Detractors
Netflix	UnitedHealth Group
Amphenol	Globant
Alphabet	Vertex Pharmaceuticals
Sony	Tradeweb
Tencent	Accenture
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $10,000,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $10,000,000 (USD)
Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	13.69	7.79	9.97
MSCI All Country World Index	22.64	14.61	11.31
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit HardingLoevnerFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and information about the Fund, scan the QR code or visit HardingLoevnerFunds.com.
Key Fund Statistics
During Reporting Period
Fund net assets	$581.1M	Total advisory fees paid (after waiver/reimbursement)	$3.9M
Total number of holdings	63	Period portfolio turnover rate	30%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Alphabet Inc., Class A	4.8
Microsoft Corp.	4.6
Amazon.com Inc.	4.2
Tencent Holdings Ltd.	3.5
Schneider Electric SE	3.4
Netflix Inc.	3.2
Meta Platforms Inc., Class A	2.9
ASML Holding NV	2.7
Booking Holdings Inc.	2.6
NVIDIA Corp.	2.5
by Sector
by Region
Material Fund Changes
There were no material changes to the Fund during the 12-month period ended October 31, 2025.
For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026 at HardingLoevnerFunds.com or upon special request at (877) 435-8105.
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at HardingLoevnerFunds.com. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Performance for periods preceding the inception date of the Institutional Class Z (incepted 8/1/2017) reflects the performance of the Advisor Class (incepted 12/1/1996). Sales charges and expenses, which differ between the Institutional Class Z and Advisor Class have not been restated.
c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604
T: (877) 435-8105
HardingLoevnerFunds.com
©2025 Harding Loevner

International Equity

Annual Shareholder Report

Institutional Class HLMIX | October 31, 2025

This annual shareholder report contains important information about the International Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity (Institutional Class)	$91	0.83%
Management’s Discussion of Fund Performance
The International Equity Institutional Class (HLMIX) returned 19.59% (net of fees and expenses) in the 12-month period ended October 31, 2025. The Fund's benchmark, the MSCI All Country World ex US Index, increased 24.93% (net of source taxes).
Key Performance Factors
Information Technology (IT) and Communication Services were the best performing sectors during the period, spurred by the continued strength of AI-related companies. Health Care declined, dragged down by the poor performance of pharmaceutical companies. Shares of the highest-quality and most expensive companies underperformed. The Fund’s emphasis on high quality companies—which tend to be more highly priced—significantly weighed on its relative performance. The Fund also lagged the index in Industrials, Health Care, Japan, and Europe ex EMU, but benefited from strong returns in IT and Emerging Markets.
Sector Analysis
In Industrials, Hong Kong-based power tool manufacturer Techtronic Industries was pressured by tariff concerns and slowing growth in the US, its core market for its Milwaukee-branded tools. In IT, the share prices of Samsung Electronics and Delta Electronics surged due to strong memory chip and power management demand stemming from soaring AI investment.
Regional Analysis
Japan’s Sysmex, a provider of hematology equipment and reagents, reported declining sales due to lower testing volumes and sales in China. Shares of Chinese battery manufacturer CATL surged on accelerating demand for batteries used in commercial energy-storage systems and signs the company has made significant strides developing mass-production solid-state batteries.
Performance
🡱 Top Contributors	🡳 Top Detractors
Delta Electronics	Sysmex
BBVA	Unicharm
Novo Nordisk	Alcon
Samsung Electronics	Chugai Pharmaceutical
DBS Group	Symrise
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $100,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $100,000 (USD)
Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	19.59	8.64	8.08
MSCI All Country World ex US Index	24.93	11.18	7.67
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit HardingLoevnerFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and information about the Fund, scan the QR code or visit HardingLoevnerFunds.com.
Key Fund Statistics
During Reporting Period
Fund net assets	$12,684.8M	Total advisory fees paid (after waiver/reimbursement)	$83.7M
Total number of holdings	67	Period portfolio turnover rate	25%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	4.5
Samsung Electronics Co., Ltd. - GDR, Reg S	3.9
ASML Holding NV	3.1
HDFC Bank Ltd. - ADR	3.0
DBS Group Holdings Ltd.	3.0
Shell plc	2.9
Contemporary Amperex Technology Co., Ltd., Class A	2.7
AIA Group Ltd.	2.6
Delta Electronics Inc.	2.6
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	2.5
by Sector
by Region
Material Fund Changes
There were no material changes to the Fund during the 12-month period ended October 31, 2025.
For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026 at HardingLoevnerFunds.com or upon special request at (877) 435-8105.
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at HardingLoevnerFunds.com. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604
T: (877) 435-8105
HardingLoevnerFunds.com
©2025 Harding Loevner

International Equity

Annual Shareholder Report

Institutional Class Z HLIZX | October 31, 2025

This annual shareholder report contains important information about the International Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity (Institutional Class Z)	$80	0.73%
Management’s Discussion of Fund Performance
The International Equity Institutional Class Z (HLIZX) returned 19.71% (net of fees and expenses) in the 12-month period ended October 31, 2025. The Fund's benchmark, the MSCI All Country World ex US Index, increased 24.93% (net of source taxes).
Key Performance Factors
Information Technology (IT) and Communication Services were the best performing sectors during the period, spurred by the continued strength of AI-related companies. Health Care declined, dragged down by the poor performance of pharmaceutical companies. Shares of the highest-quality and most expensive companies underperformed. The Fund’s emphasis on high quality companies—which tend to be more highly priced—significantly weighed on its relative performance. The Fund also lagged the index in Industrials, Health Care, Japan, and Europe ex EMU, but benefited from strong returns in IT and Emerging Markets.
Sector Analysis
In Industrials, Hong Kong-based power tool manufacturer Techtronic Industries was pressured by tariff concerns and slowing growth in the US, its core market for its Milwaukee-branded tools. In IT, the share prices of Samsung Electronics and Delta Electronics surged due to strong memory chip and power management demand stemming from soaring AI investment.
Regional Analysis
Japan’s Sysmex, a provider of hematology equipment and reagents, reported declining sales due to lower testing volumes and sales in China. Shares of Chinese battery manufacturer CATL surged on accelerating demand for batteries used in commercial energy-storage systems and signs the company has made significant strides developing mass-production solid-state batteries.
Performance
🡱 Top Contributors	🡳 Top Detractors
Delta Electronics	Sysmex
BBVA	Unicharm
Novo Nordisk	Alcon
Samsung Electronics	Chugai Pharmaceutical
DBS Group	Symrise
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $10,000,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $10,000,000 (USD)
Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	19.71	8.73	8.14
MSCI All Country World ex US Index	24.93	11.18	7.67
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit HardingLoevnerFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and information about the Fund, scan the QR code or visit HardingLoevnerFunds.com.
Key Fund Statistics
During Reporting Period
Fund net assets	$12,684.8M	Total advisory fees paid (after waiver/reimbursement)	$83.7M
Total number of holdings	67	Period portfolio turnover rate	25%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	4.5
Samsung Electronics Co., Ltd. - GDR, Reg S	3.9
ASML Holding NV	3.1
HDFC Bank Ltd. - ADR	3.0
DBS Group Holdings Ltd.	3.0
Shell plc	2.9
Contemporary Amperex Technology Co., Ltd., Class A	2.7
AIA Group Ltd.	2.6
Delta Electronics Inc.	2.6
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	2.5
by Sector
by Region
Material Fund Changes
There were no material changes to the Fund during the 12-month period ended October 31, 2025.
For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026 at HardingLoevnerFunds.com or upon special request at (877) 435-8105.
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at HardingLoevnerFunds.com. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Performance information shown for periods preceding the inception date of the Institutional Class Z (incepted 7/17/2017) reflects the performance of the Institutional Class (incepted 5/11/1994). Sales charges and expenses, which differ between the Institutional Class Z and Institutional Class have not been restated.
c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604
T: (877) 435-8105
HardingLoevnerFunds.com
©2025 Harding Loevner

International Equity

Annual Shareholder Report

Investor Class HLMNX | October 31, 2025

This annual shareholder report contains important information about the International Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity (Investor Class)	$126	1.15%
Management’s Discussion of Fund Performance
The International Equity Investor Class (HLMNX) returned 19.22% (net of fees and expenses) in the 12-month period ended October 31, 2025. The Fund's benchmark, the MSCI All Country World ex US Index, increased 24.93% (net of source taxes).
Key Performance Factors
Information Technology (IT) and Communication Services were the best performing sectors during the period, spurred by the continued strength of AI-related companies. Health Care declined, dragged down by the poor performance of pharmaceutical companies. Shares of the highest-quality and most expensive companies underperformed. The Fund’s emphasis on high quality companies—which tend to be more highly priced—significantly weighed on its relative performance. The Fund also lagged the index in Industrials, Health Care, Japan, and Europe ex EMU, but benefited from strong returns in IT and Emerging Markets.
Sector Analysis
In Industrials, Hong Kong-based power tool manufacturer Techtronic Industries was pressured by tariff concerns and slowing growth in the US, its core market for its Milwaukee-branded tools. In IT, the share prices of Samsung Electronics and Delta Electronics surged due to strong memory chip and power management demand stemming from soaring AI investment.
Regional Analysis
Japan’s Sysmex, a provider of hematology equipment and reagents, reported declining sales due to lower testing volumes and sales in China. Shares of Chinese battery manufacturer CATL surged on accelerating demand for batteries used in commercial energy-storage systems and signs the company has made significant strides developing mass-production solid-state batteries.
Performance
🡱 Top Contributors	🡳 Top Detractors
Delta Electronics	Sysmex
BBVA	Unicharm
Novo Nordisk	Alcon
Samsung Electronics	Chugai Pharmaceutical
DBS Group	Symrise
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $10,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $10,000 (USD)
Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	19.22	8.29	7.73
MSCI All Country World ex US Index	24.93	11.18	7.67
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit HardingLoevnerFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and information about the Fund, scan the QR code or visit HardingLoevnerFunds.com.
Key Fund Statistics
During Reporting Period
Fund net assets	$12,684.8M	Total advisory fees paid (after waiver/reimbursement)	$83.7M
Total number of holdings	67	Period portfolio turnover rate	25%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	4.5
Samsung Electronics Co., Ltd. - GDR, Reg S	3.9
ASML Holding NV	3.1
HDFC Bank Ltd. - ADR	3.0
DBS Group Holdings Ltd.	3.0
Shell plc	2.9
Contemporary Amperex Technology Co., Ltd., Class A	2.7
AIA Group Ltd.	2.6
Delta Electronics Inc.	2.6
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	2.5
by Sector
by Region
Material Fund Changes
There were no material changes to the Fund during the 12-month period ended October 31, 2025.
For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026 at HardingLoevnerFunds.com or upon special request at (877) 435-8105.
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at HardingLoevnerFunds.com. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604
T: (877) 435-8105
HardingLoevnerFunds.com
©2025 Harding Loevner

International Developed Markets Equity

Annual Shareholder Report

Institutional Class HLIDX | October 31, 2025

This annual shareholder report contains important information about the International Developed Markets Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Developed Markets Equity (Institutional Class)	$86	0.80%
Management’s Discussion of Fund Performance
The International Developed Markets Equity Institutional Class (HLIDX) returned 14.61% (net of fees and expenses) in the 12-month period ended October 31, 2025. The Fund's benchmark, the MSCI World ex US Index, increased 23.59% (net of source taxes).
Key Performance Factors
International developed markets rose sharply during the period. Financials led sector performance as higher yields—caused by fading disinflation and tighter fiscal conditions in developed markets—supported better lending margins and growing demand for financing. Health Care declined, dragged down by the poor performance of pharmaceutical companies. Shares of the highest-quality, fastest-growing, and most expensive companies underperformed. The Fund lagged the index due to poor relative returns in Industrials, Health Care, Japan, and Europe ex EMU, but benefited from strong returns in Consumer Discretionary and Emerging Markets.
Sector Analysis
In Industrials, shares of Hong Kong-based power tool manufacturer Techtronic Industries were pressured by tariff concerns and slowing growth in the US, its core market for its Milwaukee-branded tools. In Consumer Discretionary, Japanese electronics and media company Sony reported strong revenue growth in its gaming and image sensors businesses.
Regional Analysis
Japan’s Sysmex, a provider of hematology equipment and reagents, declined after it missed consensus sales estimates due to lower testing volumes and sales in China. In South Korea, the share price of Samsung Electronics soared due to strong AI demand.
Performance
🡱 Top Contributors	🡳 Top Detractors
BBVA	Sysmex
Novo Nordisk	Unicharm
DBS Group	Symrise
Sony	Alcon
TSMC	Chugai Pharmaceutical
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $100,000 initial investment in the Fund with an investment in (i) an appropriate, broad-based securities market index and (ii) an additional index that reflects the market sectors in which the Fund invests.
Growth of $100,000 (USD)
Average Annual Total Return (%)
	1 Year	Since Inception
Fund	14.61	16.13
MSCI World ex US Index	23.59	21.49
MSCI EAFE Index	23.03	21.72
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit HardingLoevnerFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and information about the Fund, scan the QR code or visit HardingLoevnerFunds.com.
Key Fund Statistics
During Reporting Period
Fund net assets	$98.2M	Total advisory fees paid (after waiver/reimbursement)	$0.5M
Total number of holdings	53	Period portfolio turnover rate	28%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
ASML Holding NV	4.0
DBS Group Holdings Ltd.	4.0
Shell plc	3.9
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	3.7
AIA Group Ltd.	3.6
Sony Group Corp.	3.4
Allianz SE, Reg S	3.2
Banco Bilbao Vizcaya Argentaria SA	2.7
Chugai Pharmaceutical Co., Ltd.	2.7
Haleon plc	2.6
by Sector
by Region
Material Fund Changes
There were no material changes to the Fund during the 12-month period ended October 31, 2025.
For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026 at HardingLoevnerFunds.com or upon special request at (877) 435-8105.
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at HardingLoevnerFunds.com. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604
T: (877) 435-8105
HardingLoevnerFunds.com
©2025 Harding Loevner

International Small Companies

Annual Shareholder Report

Institutional Class HLMRX | October 31, 2025

This annual shareholder report contains important information about the International Small Companies Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Companies (Institutional Class)	$117	1.13%
Management’s Discussion of Fund Performance
The International Small Companies Institutional Class (HLMRX) rose 7.66% (net of fees and expenses) in the 12-month period ended October 31, 2025. The Fund's benchmark, the MSCI ACWI ex US Small Cap Index, rose 22.58% in the same period (net of source taxes).1
Key Performance Factors
International small caps gained, outperforming US small caps. Financials and Materials were the best-performing sectors, while Consumer Staples and Consumer Discretionary lagged. Canada’s market surged due to its heavy exposure to Materials and Energy businesses. The Fund significantly underperformed due to weak relative returns across most regions and sectors, especially Information Technology (IT). The weak returns were partially offset by strong Consumer Staples stocks and a lack of Real Estate holdings.
Sector Analysis
IT-services provider Globant was hurt by weak demand and fears that artificial intelligence (AI) could reduce the need for IT consultants. We sold CyberArk, a top contributor, after the cybersecurity software developer received an acquisition offer. In Communication Services, Airtel Africa reported robust growth in mobile data services and mobile-money revenues.
Regional Analysis
In Germany, TeamViewer experienced weak demand for its remote-connectivity software. LEM Holdings, a Swiss maker of transducers used to measure electrical parameters, reported weak results due to pricing pressure and rising competition. Belimo, a Swiss maker of HVAC devices, benefited from growing construction of AI data centers.
Performance
🡱 Top Contributors	🡳 Top Detractors
Airtel Africa	Globant
CyberArk	LEM Holdings
Belimo	YouGov
Bankinter	TeamViewer
Yantai China Pet Foods	Wilcon Depot
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
1 The Fund considers the non-broad-based index most relevant when analyzing the Fund’s performance.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $100,000 initial investment in the Fund with an investment in (i) an appropriate, broad-based securities market index and (ii) an additional index that reflects the market sectors in which the Fund invests.
Growth of $100,000 (USD)
Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	7.66	3.56	5.92
MSCI ACWI ex US Index	24.93	11.18	7.67
MSCI ACWI ex US Small Cap Index	22.58	10.61	7.77
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit HardingLoevnerFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and information about the Fund, scan the QR code or visit HardingLoevnerFunds.com.
Key Fund Statistics
During Reporting Period
Fund net assets	$267.0M	Total advisory fees paid (after waiver/reimbursement)	$3.0M
Total number of holdings	82	Period portfolio turnover rate	31%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Senior plc	3.2
Rubis SCA	2.8
Clarkson plc	2.4
Hoa Phat Group JSC	2.3
Diploma plc	2.3
Cranswick plc	2.1
KWS Saat SE & Co. KGaA	2.0
Rohto Pharmaceutical Co., Ltd.	2.0
Spirax Group plc	2.0
Max Financial Services Ltd.	1.9
by Sector
by Region
Material Fund Changes
Harding, Loevner Funds, Inc. approved a reduction in the management fee to 0.85% of average daily net assets effective July 1, 2025. In addition, Harding Loevner LP contractually agreed to lower the expense cap to 1.10% of average daily net assets through February 28, 2027.
This is a summary of certain changes to the Fund since November 1, 2024. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026 at HardingLoevnerFunds.com or upon special request at (877) 435-8105.
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at HardingLoevnerFunds.com. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604
T: (877) 435-8105
HardingLoevnerFunds.com
©2025 Harding Loevner

International Small Companies

Annual Shareholder Report

Institutional Class Z HLRZX | October 31, 2025

This annual shareholder report contains important information about the International Small Companies Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Companies (Institutional Class Z)	$105	1.01%
Management’s Discussion of Fund Performance
The International Small Companies Institutional Class Z (HLRZX) rose 7.79% (net of fees and expenses) in the 12-month period ended October 31, 2025. The Fund's benchmark, the MSCI ACWI ex US Small Cap Index, rose 22.58% in the same period (net of source taxes).1
Key Performance Factors
International small caps gained, outperforming US small caps. Financials and Materials were the best-performing sectors, while Consumer Staples and Consumer Discretionary lagged. Canada’s market surged due to its heavy exposure to Materials and Energy businesses. The Fund significantly underperformed due to weak relative returns across most regions and sectors, especially Information Technology (IT). The weak returns were partially offset by strong Consumer Staples stocks and a lack of Real Estate holdings.
Sector Analysis
IT-services provider Globant was hurt by weak demand and fears that artificial intelligence (AI) could reduce the need for IT consultants. We sold CyberArk, a top contributor, after the cybersecurity software developer received an acquisition offer. In Communication Services, Airtel Africa reported robust growth in mobile data services and mobile-money revenues.
Regional Analysis
In Germany, TeamViewer experienced weak demand for its remote-connectivity software. LEM Holdings, a Swiss maker of transducers used to measure electrical parameters, reported weak results due to pricing pressure and rising competition. Belimo, a Swiss maker of HVAC devices, benefited from growing construction of AI data centers.
Performance
🡱 Top Contributors	🡳 Top Detractors
Airtel Africa	Globant
CyberArk	LEM Holdings
Belimo	YouGov
Bankinter	TeamViewer
Yantai China Pet Foods	Wilcon Depot
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
1 The Fund considers the non-broad-based index most relevant when analyzing the Fund’s performance.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $5,000,000 initial investment in the Fund with an investment in (i) an appropriate, broad-based securities market index and (ii) an additional index that reflects the market sectors in which the Fund invests.
Growth of $5,000,000 (USD)
Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	7.79	3.64	5.96
MSCI ACWI ex US Index	24.93	11.18	7.67
MSCI ACWI ex US Small Cap Index	22.58	10.61	7.77
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit HardingLoevnerFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and information about the Fund, scan the QR code or visit HardingLoevnerFunds.com.
Key Fund Statistics
During Reporting Period
Fund net assets	$267.0M	Total advisory fees paid (after waiver/reimbursement)	$3.0M
Total number of holdings	82	Period portfolio turnover rate	31%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Senior plc	3.2
Rubis SCA	2.8
Clarkson plc	2.4
Hoa Phat Group JSC	2.3
Diploma plc	2.3
Cranswick plc	2.1
KWS Saat SE & Co. KGaA	2.0
Rohto Pharmaceutical Co., Ltd.	2.0
Spirax Group plc	2.0
Max Financial Services Ltd.	1.9
by Sector
by Region
Material Fund Changes
Harding, Loevner Funds, Inc. approved a reduction in the management fee to 0.85% of average daily net assets effective July 1, 2025.
This is a summary of certain changes to the Fund since November 1, 2024. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026 at HardingLoevnerFunds.com or upon special request at (877) 435-8105.
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at HardingLoevnerFunds.com. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Performance information shown for periods preceding the inception date of the Institutional Class Z (incepted 4/4/2023) reflects the performance of the Institutional Class (incepted 6/30/2011) or the Investor Class (incepted 3/26/2007), respectively. Sales charges and expenses, which differ between the Institutional Class Z and Institutional Class have not been restated.
c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604
T: (877) 435-8105
HardingLoevnerFunds.com
©2025 Harding Loevner

International Small Companies

Annual Shareholder Report

Investor Class HLMSX | October 31, 2025

This annual shareholder report contains important information about the International Small Companies Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Companies (Investor Class)	$136	1.31%
Management’s Discussion of Fund Performance
The International Small Companies Investor Class (HLMSX) rose 7.46% (net of fees and expenses) in the 12-month period ended October 31, 2025. The Fund's benchmark, the MSCI ACWI ex US Small Cap Index, rose 22.58% in the same period (net of source taxes).1
Key Performance Factors
International small caps gained, outperforming US small caps. Financials and Materials were the best-performing sectors, while Consumer Staples and Consumer Discretionary lagged. Canada’s market surged due to its heavy exposure to Materials and Energy businesses. The Fund significantly underperformed due to weak relative returns across most regions and sectors, especially Information Technology (IT). The weak returns were partially offset by strong Consumer Staples stocks and a lack of Real Estate holdings.
Sector Analysis
IT-services provider Globant was hurt by weak demand and fears that artificial intelligence (AI) could reduce the need for IT consultants. We sold CyberArk, a top contributor, after the cybersecurity software developer received an acquisition offer. In Communication Services, Airtel Africa reported robust growth in mobile data services and mobile-money revenues.
Regional Analysis
In Germany, TeamViewer experienced weak demand for its remote-connectivity software. LEM Holdings, a Swiss maker of transducers used to measure electrical parameters, reported weak results due to pricing pressure and rising competition. Belimo, a Swiss maker of HVAC devices, benefited from growing construction of AI data centers.
Performance
🡱 Top Contributors	🡳 Top Detractors
Airtel Africa	Globant
CyberArk	LEM Holdings
Belimo	YouGov
Bankinter	TeamViewer
Yantai China Pet Foods	Wilcon Depot
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
1 The Fund considers the non-broad-based index most relevant when analyzing the Fund’s performance.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $10,000 initial investment in the Fund with an investment in (i) an appropriate, broad-based securities market index and (ii) an additional index that reflects the market sectors in which the Fund invests.
Growth of $10,000 (USD)
Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	7.46	3.35	5.69
MSCI ACWI ex US Index	24.93	11.18	7.67
MSCI ACWI ex US Small Cap Index	22.58	10.61	7.77
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit HardingLoevnerFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and information about the Fund, scan the QR code or visit HardingLoevnerFunds.com.
Key Fund Statistics
During Reporting Period
Fund net assets	$267.0M	Total advisory fees paid (after waiver/reimbursement)	$3.0M
Total number of holdings	82	Period portfolio turnover rate	31%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Senior plc	3.2
Rubis SCA	2.8
Clarkson plc	2.4
Hoa Phat Group JSC	2.3
Diploma plc	2.3
Cranswick plc	2.1
KWS Saat SE & Co. KGaA	2.0
Rohto Pharmaceutical Co., Ltd.	2.0
Spirax Group plc	2.0
Max Financial Services Ltd.	1.9
by Sector
by Region
Material Fund Changes
Harding, Loevner Funds, Inc. approved a reduction in the management fee to 0.85% of average daily net assets effective July 1, 2025.
This is a summary of certain changes to the Fund since November 1, 2024. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026 at HardingLoevnerFunds.com or upon special request at (877) 435-8105.
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at HardingLoevnerFunds.com. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604
T: (877) 435-8105
HardingLoevnerFunds.com
©2025 Harding Loevner

Institutional Emerging Markets

Annual Shareholder Report

Institutional Class HLMEX | October 31, 2025

This annual shareholder report contains important information about the Institutional Emerging Markets Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Emerging Markets (Institutional Class)	$118	1.06%
Management’s Discussion of Fund Performance
The Institutional Emerging Markets Institutional Class (HLMEX) rose 22.14% (net of fees and expenses) in the 12-month period ended October 31, 2025. The Fund's benchmark, the MSCI Emerging Markets Index, rose 27.92% in the same period (net of source taxes).
Key Performance Factors
Emerging markets declined by early April—when the Trump administration announced high tariffs on US trading partners—but then rose after policymakers walked back many of them, allowing global growth expectation to recover. Information Technology (IT) and Communication Services led returns, boosted by enthusiasm for artificial intelligence (AI)-related businesses. The Fund had weak relative returns in IT and Financials and good performance in Real Estate and Energy.
Sector Analysis
IT services businesses Globant and Tata Consultancy Services underperformed due to concerns about weak demand and whether AI tools might supplant the need for their expertise. The Fund’s underweight in semiconductor manufacturer TSMC also hurt. UAE-based real estate developer Emaar Properties generated strong earnings bolstered by sustained demand for Dubai's real estate.
Regional Analysis
Taiwan’s Delta Electronics enjoyed strong demand for its data center power equipment. In India, automaker Maruti Suzuki benefited from a tax cut on small cars, and the Fund’s underweight was also helpful. Brazilian industrial equipment manufacturer WEG faced slowing domestic revenue growth and US tariff concerns. The Fund’s underweight in South Korea further detracted.
Performance
🡱 Top Contributors	🡳 Top Detractors
Delta Electronics	Globant
Meituan	SK hynix
Sanhua Intelligent Controls	Tata Consultancy Services
CATL	TSMC
Safaricom	Kaspi.kz
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $500,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $500,000 (USD)
Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	22.14	3.22	4.96
MSCI Emerging Markets Index	27.92	7.46	7.69
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit HardingLoevnerFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and information about the Fund, scan the QR code or visit HardingLoevnerFunds.com.
Key Fund Statistics
During Reporting Period
Fund net assets	$253.6M	Total advisory fees paid (after waiver/reimbursement)	$3.0M
Total number of holdings	69	Period portfolio turnover rate	25%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Taiwan Semiconductor Manufacturing Co., Ltd.	5.9
Tencent Holdings Ltd.	5.5
Samsung Electronics Co., Ltd. - GDR, Reg S	5.0
Delta Electronics Inc.	4.1
HDFC Bank Ltd.	3.9
Alibaba Group Holding Ltd.	3.8
ASPEED Technology Inc.	3.1
Trip.com Group Ltd.	3.0
Maruti Suzuki India Ltd.	2.8
Contemporary Amperex Technology Co., Ltd., Class A	2.5
by Sector
by Region
Material Fund Changes
There were no material changes to the Fund during the 12-month period ended October 31, 2025.
For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026 at HardingLoevnerFunds.com or upon special request at (877) 435-8105.
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at HardingLoevnerFunds.com. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604
T: (877) 435-8105
HardingLoevnerFunds.com
©2025 Harding Loevner

Institutional Emerging Markets

Annual Shareholder Report

Institutional Class Z HLEZX | October 31, 2025

This annual shareholder report contains important information about the Institutional Emerging Markets Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Emerging Markets (Institutional Class Z)	$107	0.96%
Management’s Discussion of Fund Performance
The Institutional Emerging Markets Institutional Class Z (HLEZX) rose 22.28% (net of fees and expenses) in the 12-month period ended October 31, 2025. The Fund's benchmark, the MSCI Emerging Markets Index, rose 27.92% in the same period (net of source taxes).
Key Performance Factors
Emerging markets declined by early April—when the Trump administration announced high tariffs on US trading partners—but then rose after policymakers walked back many of them, allowing global growth expectation to recover. Information Technology (IT) and Communication Services led returns, boosted by enthusiasm for artificial intelligence (AI)-related businesses. The Fund had weak relative returns in IT and Financials and good performance in Real Estate and Energy.
Sector Analysis
IT services businesses Globant and Tata Consultancy Services underperformed due to concerns about weak demand and whether AI tools might supplant the need for their expertise. The Fund’s underweight in semiconductor manufacturer TSMC also hurt. UAE-based real estate developer Emaar Properties generated strong earnings bolstered by sustained demand for Dubai's real estate.
Regional Analysis
Taiwan’s Delta Electronics enjoyed strong demand for its data center power equipment. In India, automaker Maruti Suzuki benefited from a tax cut on small cars, and the Fund’s underweight was also helpful. Brazilian industrial equipment manufacturer WEG faced slowing domestic revenue growth and US tariff concerns. The Fund’s underweight in South Korea further detracted.
Performance
🡱 Top Contributors	🡳 Top Detractors
Delta Electronics	Globant
Meituan	SK hynix
Sanhua Intelligent Controls	Tata Consultancy Services
CATL	TSMC
Safaricom	Kaspi.kz
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $5,000,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $5,000,000 (USD)
Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	22.28	3.33	5.12
MSCI Emerging Markets Index	27.92	7.46	7.69
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit HardingLoevnerFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and information about the Fund, scan the QR code or visit HardingLoevnerFunds.com.
Key Fund Statistics
During Reporting Period
Fund net assets	$253.6M	Total advisory fees paid (after waiver/reimbursement)	$3.0M
Total number of holdings	69	Period portfolio turnover rate	25%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Taiwan Semiconductor Manufacturing Co., Ltd.	5.9
Tencent Holdings Ltd.	5.5
Samsung Electronics Co., Ltd. - GDR, Reg S	5.0
Delta Electronics Inc.	4.1
HDFC Bank Ltd.	3.9
Alibaba Group Holding Ltd.	3.8
ASPEED Technology Inc.	3.1
Trip.com Group Ltd.	3.0
Maruti Suzuki India Ltd.	2.8
Contemporary Amperex Technology Co., Ltd., Class A	2.5
by Sector
by Region
Material Fund Changes
There were no material changes to the Fund during the 12-month period ended October 31, 2025.
For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026 at HardingLoevnerFunds.com or upon special request at (877) 435-8105.
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at HardingLoevnerFunds.com. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Performance information shown for periods preceding the inception date of the Institutional Class Z (incepted 3/5/2014) reflects the performance of the Institutional Class (incepted 10/17/2005). Sales charges and expenses, which differ between the Institutional Class Z and Institutional Class have not been restated.
c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604
T: (877) 435-8105
HardingLoevnerFunds.com
©2025 Harding Loevner

Emerging Markets

Annual Shareholder Report

Advisor Class HLEMX | October 31, 2025

This annual shareholder report contains important information about the Emerging Markets Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets (Advisor Class)	$128	1.15%
Management’s Discussion of Fund Performance
The Emerging Markets Advisor Class (HLEMX) rose 22.67% (net of fees and expenses) in the 12-month period ended October 31, 2025. The Fund's benchmark, the MSCI Emerging Markets Index, rose 27.92% in the same period (net of source taxes).
Key Performance Factors
Emerging markets declined by early April—when the Trump administration announced high tariffs on US trading partners—but then rose after policymakers walked back many of them, allowing global growth expectation to recover. Information Technology (IT) and Communication Services led returns, boosted by enthusiasm for artificial intelligence (AI)-related businesses. The Fund had weak relative returns in IT and Financials and good performance in Real Estate and Energy.
Sector Analysis
IT services businesses Globant and Tata Consultancy Services underperformed due to concerns about weak demand and whether AI tools might supplant the need for their expertise. The Fund’s underweight in semiconductor manufacturer TSMC also hurt. UAE-based real estate developer Emaar Properties generated strong earnings bolstered by sustained demand for Dubai's real estate.
Regional Analysis
Taiwan’s Delta Electronics enjoyed strong demand for its data center power equipment. In India, automaker Maruti Suzuki benefited from a tax cut on small cars, and the Fund’s underweight was also helpful. Brazilian industrial equipment manufacturer WEG faced slowing domestic revenue growth and US tariff concerns. The Fund’s underweight in South Korea further detracted.
Performance
🡱 Top Contributors	🡳 Top Detractors
Delta Electronics	Globant
Meituan	SK hynix
Sanhua Intelligent Controls	Tata Consultancy Services
CATL	TSMC
Safaricom	Kaspi.kz
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $10,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $10,000 (USD)
Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	22.67	3.27	4.92
MSCI Emerging Markets Index	27.92	7.46	7.69
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit HardingLoevnerFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and information about the Fund, scan the QR code or visit HardingLoevnerFunds.com.
Key Fund Statistics
During Reporting Period
Fund net assets	$450.1M	Total advisory fees paid (after waiver/reimbursement)	$3.8M
Total number of holdings	68	Period portfolio turnover rate	16%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Taiwan Semiconductor Manufacturing Co., Ltd.	6.0
Tencent Holdings Ltd.	5.5
Samsung Electronics Co., Ltd. - GDR, Reg S	5.0
Delta Electronics Inc.	4.1
HDFC Bank Ltd.	3.9
Alibaba Group Holding Ltd.	3.8
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	3.8
Trip.com Group Ltd.	3.1
ASPEED Technology Inc.	3.0
Maruti Suzuki India Ltd.	2.8
by Sector
by Region
Material Fund Changes
On or about December 19, 2025, the Fund and the Institutional Emerging Markets Fund will enter into a transaction (the "Reorganization") as described in the Supplement dated October 8, 2025 to the Summary Prospectus and the Prospectus for Individual Investors, each dated February 28, 2025 (the “Supplement”).
This is a summary of certain changes to the Fund since November 1, 2024. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026 at HardingLoevnerFunds.com or upon special request at (877) 435-8105.
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at HardingLoevnerFunds.com. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604
T: (877) 435-8105
HardingLoevnerFunds.com
©2025 Harding Loevner

Emerging Markets ex China

Annual Shareholder Report

Institutional Class HLXCX | October 31, 2025

This annual shareholder report contains important information about the Emerging Markets ex China Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets ex China (Institutional Class)	$112	1.04%
Management’s Discussion of Fund Performance
The Emerging Markets ex China Institutional Class (HLXCX) rose 15.54% (net of fees and expenses) in the 12-month period ended October 31, 2025. The Fund's benchmark, the MSCI Emerging Markets ex China Index, rose 25.85% in the same period (net of source taxes).
Key Performance Factors
Emerging markets fell sharply in April—when the Trump administration announced high tariffs on US trading partners—but then rose steadily after policymakers walked back many  of them, allowing global growth expectation to recover. The Information Technology (IT) sector led returns, boosted by enthusiasm for artificial intelligence (AI)-related businesses. The Fund had weak relative returns in IT while good stock selection in Real Estate was helpful.
Sector Analysis
IT services businesses Globant and Tata Consultancy underperformed due to concerns about weak demand and speculation that AI tools might supplant the need for IT consulting. The Fund’s underweight in Taiwanese semiconductor manufacturer TSMC also hurt.
UAE-based real estate developer Emaar Properties generated strong earnings bolstered by sustained demand for Dubai's real estate.
Regional Analysis
Taiwan’s Delta Electronics enjoyed strong demand for its data center power equipment. In India, automaker Maruti Suzuki benefited from a tax cut on small cars, and the Fund’s underweight in India was also helpful.
Shares of Kazakhstan-based banking and financial services company Kaspi.kz fell as it reported slowing net profit growth. The Fund’s underweight in South Korea further detracted.
Performance
🡱 Top Contributors	🡳 Top Detractors
Delta Electronics	Globant
Emaar Properties	SK hynix
Maruti Suzuki	Tata Consultancy Services
Grupo Cibest	Kaspi.kz
Safaricom	TSMC
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $100,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $100,000 (USD)
Average Annual Total Return (%)
	1 Year	Since Inception
Fund	15.54	10.11
MSCI Emerging Markets ex China Index	25.85	16.67
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit HardingLoevnerFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and information about the Fund, scan the QR code or visit HardingLoevnerFunds.com.
Key Fund Statistics
During Reporting Period
Fund net assets	$3.9M	Total advisory fees paid (after waiver/reimbursement)	$0.0M
Total number of holdings	1	Period portfolio turnover rate	13%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	94.2
by Sector
by Region
Material Fund Changes
The Fund liquidated on November 19, 2025. For further information, please consult the Supplement filed on September 15, 2025.
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at HardingLoevnerFunds.com. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
In anticipation of the Fund's liquidation on November 19, 2025, the Fund closed to new and existing investors on September 15,2025 and began transitioning its holdings to cash. As of October 31, 2025, the Fund's makeup consisted entirely of cash.
c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604
T: (877) 435-8105
HardingLoevnerFunds.com
©2025 Harding Loevner

Chinese Equity

Annual Shareholder Report

Institutional Class HLMCX | October 31, 2025

This annual shareholder report contains important information about the Chinese Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Chinese Equity (Institutional Class)	$129	1.14%
Management’s Discussion of Fund Performance
The Chinese Equity Institutional Class (HLMCX) returned 26.01% (net of fees and expenses) in the 12-month period ended October 31, 2025. The Fund's benchmark, the MSCI China All Shares Index, increased 29.04% (net of source taxes).
Key Performance Factors
Shares of Chinese tech companies rose sharply as the country pushed for chip self-reliance to support its artificial intelligence (AI) ambitions and internet companies applied AI tools to their operations. Real Estate was the only sector to decline, despite the People’s Bank of China’s continuing efforts to stimulate the sector, including reducing the cash-reserve requirements for banks and enhancing credit availability to eligible developers. The Fund lagged the index—despite shares of the highest-quality companies outperforming—due to poor stock selection across most sectors. However, strong stocks in Information Technology did positively contribute.
Sector Analysis
In Industrials, shares of Hong Kong-based power tool manufacturer Techtronic Industries were pressured by tariff concerns and slowing growth in the US, its core market for its Milwaukee-branded tools. In IT, Taiwan-based IT company Delta Electronics benefited from AI enthusiasm, reporting strong earnings growth due to surging demand for its data center power equipment.
Regional Analysis
Off-benchmark Hong Kong stocks underperformed. Within Mainland China, food delivery platform Meituan detracted as intense competition in the industry led to a sharp decline in earnings. Alibaba benefitted from AI enthusiasm as its AI-integrated marketing tools have begun to increase sales on its e-commerce platforms.
Performance
🡱 Top Contributors	🡳 Top Detractors
Delta Electronics	Proya
Sanhua Intelligent Controls	ZTO Express
NetEase	Techtronic Industries
BYD	SF Holding
WuXi AppTec	TravelSky
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $100,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $100,000 (USD)
Average Annual Total Return (%)
	1 Year	Since Inception
Fund	26.01	-7.01
MSCI China All Shares Index	29.04	-1.50
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit HardingLoevnerFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and information about the Fund, scan the QR code or visit HardingLoevnerFunds.com.
Key Fund Statistics
During Reporting Period
Fund net assets	$3.5M	Total advisory fees paid (after waiver/reimbursement)	$0.0M
Total number of holdings	1	Period portfolio turnover rate	25%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	100.7
by Sector
by Region
Material Fund Changes
The Fund liquidated on November 19, 2025. For further information, please consult the Supplement filed on September 15, 2025.
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at HardingLoevnerFunds.com. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
In anticipation of the Fund's liquidation on November 19, 2025, the Fund closed to new and existing investors on September 15,2025 and began transitioning its holdings to cash. As of October 31, 2025, the Fund's makeup consisted entirely of cash.
c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604
T: (877) 435-8105
HardingLoevnerFunds.com
©2025 Harding Loevner

Frontier Emerging Markets

Annual Shareholder Report

Institutional Class HLFMX | October 31, 2025

This annual shareholder report contains important information about the Frontier Emerging Markets Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frontier Emerging Markets (Institutional Class)	$153	1.44%
Management’s Discussion of Fund Performance
The Frontier Emerging Markets Institutional Class (HLFMX) rose 12.74% (net of fees and expenses) in the 12-month period ended October 31, 2025. The Fund's benchmark, the MSCI Frontier Emerging Markets Index, rose 30.32% in the same period (net of source taxes).
Key Performance Factors
Frontier emerging markets (FEMs) soared as easing inflationary pressures, expansionary monetary policies, and the limited exposure of most FEMs to US trade disputes sparked gains. Vietnam surged due to the FTSE upgrading the market from frontier to emerging-market status. The Fund significantly underperformed the index due to weak relative returns in Information Technology, Consumer Staples, Financials, and Consumer Discretionary. Strong stocks in Industrials and Communication Services contributed.
Sector Analysis
Latin American IT services company Globant was hurt by weak demand conditions as well as concerns that AI tools might supplant corporate demand for IT consulting. In Communication Services, Airtel Africa experienced robust growth in its data and mobile-money segments. The company fully implemented price increases in Nigeria after receiving regulatory approval, and cost-control initiatives there boosted operating margins.
Regional Analysis
Asian investments detracted the most, particularly Vietnamese holdings, which accounted for nearly half of the Fund’s underperformance. In the Philippines, leading home-improvement retailer Wilcon Depot suffered due to weak demand and intense discounting by peers. In Africa, shares of Moroccan port operator Marsa Maroc rose as the company expanded existing terminals and developed new projects.
Performance
🡱 Top Contributors	🡳 Top Detractors
Marsa Maroc	Globant
Airtel Africa	Vingroup
Ayala Land	Wilcon Depot
Halyk Bank	Agthia Group
Emaar Properties	Joint Stock Commercial
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $100,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $100,000 (USD)
Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	12.74	7.42	3.41
MSCI Frontier Emerging Markets Index	30.32	9.43	4.94
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit HardingLoevnerFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and information about the Fund, scan the QR code or visit HardingLoevnerFunds.com.
Key Fund Statistics
During Reporting Period
Fund net assets	$132.6M	Total advisory fees paid (after waiver/reimbursement)	$1.4M
Total number of holdings	55	Period portfolio turnover rate	29%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Societe d'Exploitation des Ports	4.6
Credicorp Ltd.	4.5
International Container Terminal Services Inc.	4.4
Banca Transilvania SA	4.3
Grupo Cibest SA - ADR, 2.42%	3.9
Mobile World Investment Corp.	3.7
Hoa Phat Group JSC	3.6
Bank for Foreign Trade of Vietnam JSC	3.4
Kaspi.KZ JSC - ADR	3.1
Attijariwafa Bank	3.1
by Sector
by Region
Material Fund Changes
Harding, Loevner Funds, Inc. approved a reduction in the management fee to 1.10% of average daily net assets effective July 1, 2025.
This is a summary of certain changes to the Fund since November 1, 2024. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026 at HardingLoevnerFunds.com or upon special request at (877) 435-8105.
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at HardingLoevnerFunds.com. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604
T: (877) 435-8105
HardingLoevnerFunds.com
©2025 Harding Loevner

Frontier Emerging Markets

Annual Shareholder Report

Institutional Class Z HLFZX | October 31, 2025

This annual shareholder report contains important information about the Frontier Emerging Markets Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frontier Emerging Markets (Institutional Class Z)	$133	1.25%
Management’s Discussion of Fund Performance
The Frontier Emerging Markets Institutional Class Z (HLFZX) rose 13.06% (net of fees and expenses) in the 12-month period ended October 31, 2025. The Fund's benchmark, the MSCI Frontier Emerging Markets Index, rose 30.32% in the same period (net of source taxes).
Key Performance Factors
Frontier emerging markets (FEMs) soared as easing inflationary pressures, expansionary monetary policies, and the limited exposure of most FEMs to US trade disputes sparked gains. Vietnam surged due to the FTSE upgrading the market from frontier to emerging-market status. The Fund significantly underperformed the index due to weak relative returns in Information Technology, Consumer Staples, Financials, and Consumer Discretionary. Strong stocks in Industrials and Communication Services contributed.
Sector Analysis
Latin American IT services company Globant was hurt by weak demand conditions as well as concerns that AI tools might supplant corporate demand for IT consulting. In Communication Services, Airtel Africa experienced robust growth in its data and mobile-money segments. The company fully implemented price increases in Nigeria after receiving regulatory approval, and cost-control initiatives there boosted operating margins.
Regional Analysis
Asian investments detracted the most, particularly Vietnamese holdings, which accounted for nearly half of the Fund’s underperformance. In the Philippines, leading home-improvement retailer Wilcon Depot suffered due to weak demand and intense discounting by peers. In Africa, shares of Moroccan port operator Marsa Maroc rose as the company expanded existing terminals and developed new projects.
Performance
🡱 Top Contributors	🡳 Top Detractors
Marsa Maroc	Globant
Airtel Africa	Vingroup
Ayala Land	Wilcon Depot
Halyk Bank	Agthia Group
Emaar Properties	Joint Stock Commercial
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $2,500,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $2,500,000 (USD)
Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	13.06	7.73	3.66
MSCI Frontier Emerging Markets Index	30.32	9.43	4.94
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit HardingLoevnerFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and information about the Fund, scan the QR code or visit HardingLoevnerFunds.com.
Key Fund Statistics
During Reporting Period
Fund net assets	$132.6M	Total advisory fees paid (after waiver/reimbursement)	$1.4M
Total number of holdings	55	Period portfolio turnover rate	29%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Societe d'Exploitation des Ports	4.6
Credicorp Ltd.	4.5
International Container Terminal Services Inc.	4.4
Banca Transilvania SA	4.3
Grupo Cibest SA - ADR, 2.42%	3.9
Mobile World Investment Corp.	3.7
Hoa Phat Group JSC	3.6
Bank for Foreign Trade of Vietnam JSC	3.4
Kaspi.KZ JSC - ADR	3.1
Attijariwafa Bank	3.1
by Sector
by Region
Material Fund Changes
Harding, Loevner Funds, Inc. approved a reduction in the management fee to 1.10% of average daily net assets effective July 1, 2025.
This is a summary of certain changes to the Fund since November 1, 2024. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026 at HardingLoevnerFunds.com or upon special request at (877) 435-8105.
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at HardingLoevnerFunds.com. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Performance information shown for periods preceding the inception date of the Institutional Class Z (incepted 3/1/2017) reflects the performance of the Institutional Class (incepted 5/27/2008). Sales charges and expenses, which differ between the Institutional Class Z and Institutional Class have not been restated.
c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604
T: (877) 435-8105
HardingLoevnerFunds.com
©2025 Harding Loevner

Frontier Emerging Markets

Annual Shareholder Report

Investor Class HLMOX | October 31, 2025

This annual shareholder report contains important information about the Frontier Emerging Markets Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frontier Emerging Markets (Investor Class)	$186	1.75%
Management’s Discussion of Fund Performance
The Frontier Emerging Markets Investor Class (HLMOX) rose 12.48% (net of fees and expenses) in the 12-month period ended October 31, 2025. The Fund's benchmark, the MSCI Frontier Emerging Markets Index, rose 30.32% in the same period (net of source taxes).
Key Performance Factors
Frontier emerging markets (FEMs) soared as easing inflationary pressures, expansionary monetary policies, and the limited exposure of most FEMs to US trade disputes sparked gains. Vietnam surged due to the FTSE upgrading the market from frontier to emerging-market status. The Fund significantly underperformed the index due to weak relative returns in Information Technology, Consumer Staples, Financials, and Consumer Discretionary. Strong stocks in Industrials and Communication Services contributed.
Sector Analysis
Latin American IT services company Globant was hurt by weak demand conditions as well as concerns that AI tools might supplant corporate demand for IT consulting. In Communication Services, Airtel Africa experienced robust growth in its data and mobile-money segments. The company fully implemented price increases in Nigeria after receiving regulatory approval, and cost-control initiatives there boosted operating margins.
Regional Analysis
Asian investments detracted the most, particularly Vietnamese holdings, which accounted for nearly half of the Fund’s underperformance. In the Philippines, leading home-improvement retailer Wilcon Depot suffered due to weak demand and intense discounting by peers. In Africa, shares of Moroccan port operator Marsa Maroc rose as the company expanded existing terminals and developed new projects.
Performance
🡱 Top Contributors	🡳 Top Detractors
Marsa Maroc	Globant
Airtel Africa	Vingroup
Ayala Land	Wilcon Depot
Halyk Bank	Agthia Group
Emaar Properties	Joint Stock Commercial
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $10,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $10,000 (USD)
Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	12.48	7.04	3.05
MSCI Frontier Emerging Markets Index	30.32	9.43	4.94
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit HardingLoevnerFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and information about the Fund, scan the QR code or visit HardingLoevnerFunds.com.
Key Fund Statistics
During Reporting Period
Fund net assets	$132.6M	Total advisory fees paid (after waiver/reimbursement)	$1.4M
Total number of holdings	55	Period portfolio turnover rate	29%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Societe d'Exploitation des Ports	4.6
Credicorp Ltd.	4.5
International Container Terminal Services Inc.	4.4
Banca Transilvania SA	4.3
Grupo Cibest SA - ADR, 2.42%	3.9
Mobile World Investment Corp.	3.7
Hoa Phat Group JSC	3.6
Bank for Foreign Trade of Vietnam JSC	3.4
Kaspi.KZ JSC - ADR	3.1
Attijariwafa Bank	3.1
by Sector
by Region
Material Fund Changes
Harding, Loevner Funds, Inc. approved a reduction in the management fee to 1.10% of average daily net assets effective July 1, 2025.
This is a summary of certain changes to the Fund since November 1, 2024. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026 at HardingLoevnerFunds.com or upon special request at (877) 435-8105.
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at HardingLoevnerFunds.com. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604
T: (877) 435-8105
HardingLoevnerFunds.com
©2025 Harding Loevner

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics for senior officers pursuant to the Sarbanes-Oxley Act of 2002 (“SOX Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

1. Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

2. Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant.;

3. Compliance with applicable governmental laws, rules, and regulations;

4. The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

5. Accountability for adherence to the code.

(b) During the period covered by this report, there were no amendments to the Fund’s SOX Code.

(c) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the SOX Code.

(d) Not applicable.

(e) The Registrant’s SOX Code referred to in Item 2(a) above is attached as an Exhibit 19(a)(1), hereto.

Item 3. Audit Committee Financial Expert.

As of October 31, 2025, the Registrant's Board of Directors has determined that the following members of the Audit Committee are audit committee financial experts and independent: Carolyn N. Ainslie and Jill R. Cuniff.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

For the fiscal year ended October 31, 2025, the Registrant’s principal accountant was PricewaterhouseCoopers LLP (“PwC”). For the fiscal year ended October 31, 2025, PwC billed the Registrant $279,250 for the audit of the Registrant’s annual financial statements in connection with statutory and regulatory filings.

For the fiscal year ended October 31, 2024, the Registrant’s principal accountant was KPMG LLP (“KPMG”). For the fiscal year ended October 31, 2024, KPMG billed the Registrant $289,740 for the audit of the Registrant’s annual financial statements in connection with statutory and regulatory filings.

(b) Audit-Related Fees

For the fiscal year ended October 31, 2025, PwC did not bill the Registrant for audit-related services.

For the fiscal year ended October 31, 2024, KPMG did not bill the Registrant for audit-related services.

(c) Tax Fees

For the fiscal year ended October 31, 2025, PwC billed $71,550 for professional services rendered by for the review of domestic tax returns.

For the fiscal year ended October 31, 2024, KPMG billed $162,175 for professional services rendered by for the review of domestic tax returns.

(d) All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by PwC in 2025 and KPMG in 2024, other than the services reported in paragraphs (a) through (c) of this Item are $0  and $0, respectively.

(e)(1) Disclose the audit committee pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. A copy of the Audit Committee’s Pre-Approval Policies and Procedures is incorporated by reference under Item 19(c)

(e)(2) There were no amounts that were pre-approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Not applicable.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the financial statements filed under Item 7(a) of this report on Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) - (b) The Financial Statements and Financial Highlights are included herewith.

HARDING LOEVNER

Fundamental. Thinking. Worldwide.

Harding, Loevner Funds, Inc.

October 31, 2025

Family of Mutual Funds

Global Equity Portfolio
Advisor (HLMGX), Institutional (HLMVX), and Institutional Class Z (HLGZX) Classes

International Equity Portfolio
Investor (HLMNX), Institutional (HLMIX), and Institutional Class Z (HLIZX) Classes

International Developed Markets Equity Portfolio
Institutional Class (HLIDX)

International Small Companies Portfolio
Investor (HLMSX), Institutional (HLMRX), and Institutional Class Z (HLRZX) Classes

Institutional Emerging Markets Portfolio
Institutional (HLMEX) and Institutional Class Z (HLEZX) Classes

Emerging Markets Portfolio
Advisor Class (HLEMX)

Emerging Markets ex China Portfolio
Institutional Class (HLXCX)

Chinese Equity Portfolio
Institutional Class (HLMCX)

Frontier Emerging Markets Portfolio
Investor (HLMOX), Institutional Class (HLFMX), and Institutional Class Z (HLFZX) Classes

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Portfolio of Investments

October 31, 2025

	Shares	Value
COMMON STOCKS - 97.0%
Canada - 0.9%
Alimentation Couche-Tard Inc. (Consumer Staples Distribution & Retail)	105,122	$5,342,481
China - 6.2%
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)†	756,300	8,203,323
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A (Health Care Equipment & Services)†	250,700	7,583,951
Tencent Holdings Ltd. (Media & Entertainment)†	250,300	20,345,638
		36,132,912
Denmark - 0.8%
Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*†	15,210	4,342,052
France - 3.4%
Schneider Electric SE (Capital Goods)†	70,040	19,865,466
Germany - 1.3%
SAP SE - Sponsored ADR (Software & Services)	28,839	7,498,428
Hong Kong - 1.6%
AIA Group Ltd. (Insurance)†	977,405	9,510,370
India - 1.3%
HDFC Bank Ltd. - ADR (Banks)	206,604	7,483,197
Japan - 5.0%
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	188,100	8,675,958
Keyence Corp. (Technology Hardware & Equipment)†	14,600	5,416,091
Sony Financial Group Inc. (Insurance)*	513,000	517,294
Sony Group Corp. (Consumer Durables & Apparel)†	513,000	14,357,869
		28,967,212
Mexico - 0.8%
Wal-Mart de Mexico SAB de CV (Consumer Staples Distribution & Retail)	1,456,900	4,816,471
Netherlands - 2.7%
ASML Holding NV (Semiconductors & Semiconductor Equipment)†	14,866	15,740,929
Singapore - 1.4%
DBS Group Holdings Ltd. (Banks)†	190,200	7,870,753
	Shares	Value
COMMON STOCKS - 97.0% (continued)
Sweden - 2.6%
Alfa Laval AB (Capital Goods)†	122,287	$5,816,107
Atlas Copco AB, Class A (Capital Goods)†	272,893	4,612,936
Epiroc AB, Class A (Capital Goods)†	223,571	4,734,003
		15,163,046
Switzerland - 2.0%
Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	19,236	6,211,874
SGS SA, Reg S (Commercial & Professional Services)†	49,687	5,595,734
		11,807,608
Taiwan - 2.7%
Delta Electronics Inc. (Technology Hardware & Equipment)†	192,000	6,148,572
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	30,704	9,224,403
		15,372,975
Thailand - 1.5%
Fabrinet (Technology Hardware & Equipment)*	20,121	8,864,709
United Kingdom - 5.1%
Compass Group plc (Consumer Services)†	205,728	6,802,749
Diploma plc (Capital Goods)†	108,965	8,027,964
Haleon plc (Pharmaceuticals, Biotechnology & Life Sciences)†	1,824,064	8,493,061
Shell plc (Energy)†	169,564	6,334,954
		29,658,728
United States - 57.7%
AbbVie Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	31,227	6,808,735
Accenture plc, Class A (Software & Services)	34,624	8,659,462
Adobe Inc. (Software & Services)*	22,540	7,670,587
Alphabet Inc., Class A (Media & Entertainment)	98,427	27,676,688
Amazon.com Inc. (Consumer Discretionary Distribution & Retail)*	99,633	24,332,371
AMETEK Inc. (Capital Goods)	28,853	5,831,480
Amphenol Corp., Class A (Technology Hardware & Equipment)	78,021	10,871,446
Atkore Inc. (Capital Goods)	62,274	4,312,475

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Portfolio of Investments (continued)

October 31, 2025

	Shares	Value
COMMON STOCKS - 97.0% (continued)
United States - 57.7% (continued)
Booking Holdings Inc. (Consumer Services)	2,971	$15,085,966
Broadcom Inc. (Semiconductors & Semiconductor Equipment)	33,303	12,309,788
CME Group Inc. (Financial Services)	50,468	13,398,749
CoStar Group Inc. (Real Estate Management & Development)*	80,467	5,536,934
Danaher Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	31,644	6,815,485
Deere & Co. (Capital Goods)	11,258	5,197,031
Elevance Health Inc. (Health Care Equipment & Services)	19,181	6,084,213
Globant SA (Software & Services)*	36,141	2,225,563
HEICO Corp. (Capital Goods)	22,578	7,174,611
Honeywell International Inc. (Capital Goods)	21,819	4,392,819
Johnson & Johnson (Pharmaceuticals, Biotechnology & Life Sciences)	31,482	5,946,005
Meta Platforms Inc., Class A (Media & Entertainment)	26,278	17,037,341
Microsoft Corp. (Software & Services)	51,181	26,502,034
Netflix Inc. (Media & Entertainment)*	16,450	18,405,247
Northrop Grumman Corp. (Capital Goods)	9,086	5,301,227
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	72,514	14,683,360
Progressive Corp. (Insurance)	51,893	10,689,958
ServiceNow Inc. (Software & Services)*	7,171	6,592,157
SLB Ltd. (Energy)	168,765	6,085,666
Solstice Advanced Materials Inc. (Materials)*	5,455	245,846
Synopsys Inc. (Software & Services)*	17,359	7,877,861
Thermo Fisher Scientific Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	12,498	7,091,240
Trade Desk Inc., Class A (Media & Entertainment)*	95,770	4,815,316
Tradeweb Markets Inc., Class A (Financial Services)	98,431	10,373,643
Vertex Pharmaceuticals Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	34,045	14,488,531
	Shares	Value
COMMON STOCKS - 97.0% (continued)
United States - 57.7% (continued)
Visa Inc., Class A (Financial Services)	14,752	$5,026,596
		335,546,431
Total Common Stocks (Cost $357,020,710)		$563,983,768

SHORT TERM INVESTMENTS - 2.0%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 3.91% (Money Market Funds)	11,506,429	11,506,429

Total Short Term Investments (Cost $11,506,429)		$11,506,429

Total Investments — 99.0%
(Cost $368,527,139)		$575,490,197
Other Assets Less Liabilities - 1.0%		5,608,421
Net Assets — 100.0%		$581,098,618

Summary of Abbreviations
ADR	American Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Portfolio of Investments (continued)

October 31, 2025

Industry	Percentage of Net Assets
Banks	2.7%
Capital Goods	14.3
Commercial & Professional Services	0.9
Consumer Discretionary Distribution & Retail	4.2
Consumer Durables & Apparel	2.5
Consumer Services	3.8
Consumer Staples Distribution & Retail	1.7
Energy	2.1
Financial Services	5.0
Health Care Equipment & Services	2.3
Insurance	3.5
Materials	0.0 ^^
Media & Entertainment	15.2
Pharmaceuticals, Biotechnology & Life Sciences	11.9
Real Estate Management & Development	1.0
Semiconductors & Semiconductor Equipment	8.9
Software & Services	11.6
Technology Hardware & Equipment	5.4
Money Market Fund	2.0
Total Investments	99.0
Other Assets Less Liabilities	1.0
Net Assets	100.0%

^^	Amount is less than 0.005%.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Portfolio of Investments

October 31, 2025

	Shares	Value
COMMON STOCKS - 97.4%
Canada - 3.7%
Alimentation Couche-Tard Inc. (Consumer Staples Distribution & Retail)	2,894,904	$147,123,994
Canadian National Railway Co. (Transportation)	930,185	89,214,043
Manulife Financial Corp. (Insurance)	7,261,022	234,984,698
		471,322,735
China - 9.5%
Contemporary Amperex Technology Co., Ltd., Class A (Capital Goods)†	6,292,557	345,980,170
Haier Smart Home Co., Ltd., Class A (Consumer Durables & Apparel)†	37,859,588	142,780,697
NetEase Inc. - ADR (Media & Entertainment)	1,133,995	158,872,699
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	18,457,000	133,444,049
SF Holding Co., Ltd., Class A (Transportation)†	18,286,400	103,482,127
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A (Health Care Equipment & Services)†	2,678,964	81,041,611
Tencent Holdings Ltd. (Media & Entertainment)†	2,901,410	235,841,135
		1,201,442,488
Denmark - 2.5%
Coloplast A/S, Class B (Health Care Equipment & Services)†	845,810	76,480,735
Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*†	549,295	156,809,153
Novonesis (Novozymes), Class B (Materials)†	1,444,008	85,910,095
		319,199,983
France - 5.9%
Air Liquide SA (Materials)†	710,811	137,729,699
Dassault Systemes SE (Software & Services)†	3,723,495	105,719,953
L'Oreal SA (Household & Personal Products)†	452,196	188,838,440
Safran SA (Capital Goods)†	390,188	138,509,666
Schneider Electric SE (Capital Goods)†	625,404	177,383,526
		748,181,284
Germany - 3.1%
Allianz SE, Reg S (Insurance)†	729,407	292,902,028
Symrise AG (Materials)†	1,152,657	95,351,901
		388,253,929
	Shares	Value
COMMON STOCKS - 97.4% (continued)
Hong Kong - 3.5%
AIA Group Ltd. (Insurance)†	33,519,374	$326,151,049
Techtronic Industries Co., Ltd. (Capital Goods)†	10,498,000	122,738,117
		448,889,166
India - 3.0%
HDFC Bank Ltd. - ADR (Banks)	10,649,085	385,709,859
Indonesia - 1.0%
Telkom Indonesia Persero Tbk PT (Telecommunication Services)†	652,251,700	125,586,285
Ireland - 1.1%
Ryanair Holdings plc - Sponsored ADR (Transportation)	2,170,661	135,622,899
Israel - 1.1%
Nice Ltd. - Sponsored ADR (Software & Services)*	975,299	133,284,361
Japan - 13.5%
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	5,629,000	259,633,014
Daifuku Co., Ltd. (Capital Goods)†	4,597,500	146,649,069
Disco Corp. (Semiconductors & Semiconductor Equipment)†	485,900	162,795,134
Keyence Corp. (Technology Hardware & Equipment)†	272,434	101,063,511
Lasertec Corp. (Semiconductors & Semiconductor Equipment)†	986,000	194,112,911
M3 Inc. (Health Care Equipment & Services)†	8,227,667	115,888,060
Obic Co., Ltd. (Software & Services)†	3,232,400	100,228,833
Shionogi & Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	7,221,800	121,312,339
Sony Financial Group Inc. (Insurance)*	10,377,800	10,464,669
Sony Group Corp. (Consumer Durables & Apparel)†	10,230,600	286,334,526
Sysmex Corp. (Health Care Equipment & Services)†	10,409,021	114,927,748
Unicharm Corp. (Household & Personal Products)†	15,445,700	95,517,867
		1,708,927,681
Mexico - 3.0%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	2,635,236	248,660,869

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Portfolio of Investments (continued)

October 31, 2025

	Shares	Value
COMMON STOCKS - 97.4% (continued)
Mexico - 3.0% (continued)
Grupo Financiero Banorte SAB de CV, Series O (Banks)	13,910,100	$130,913,744
		379,574,613
Netherlands - 4.3%
Adyen NV (Financial Services)*^†	89,885	154,186,176
ASML Holding NV (Semiconductors & Semiconductor Equipment)†	375,035	397,107,458
		551,293,634
Peru - 1.4%
Credicorp Ltd. (Banks)	679,817	177,432,237
Singapore - 3.9%
DBS Group Holdings Ltd. (Banks)†	9,281,518	384,082,721
Sea Ltd. - ADR (Consumer Discretionary Distribution & Retail)*	684,983	107,028,594
		491,111,315
South Korea - 6.0%
NAVER Corp. (Media & Entertainment)†	1,439,431	269,485,890
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	261,388	487,621,217
		757,107,107
Spain - 1.9%
Banco Bilbao Vizcaya Argentaria SA (Banks)†	12,039,713	242,799,960
Sweden - 6.9%
Alfa Laval AB (Capital Goods)†	4,642,314	220,793,684
Assa Abloy AB, Class B (Capital Goods)†	4,306,539	163,133,925
Atlas Copco AB, Class A (Capital Goods)†	6,566,396	110,997,215
Epiroc AB, Class A (Capital Goods)†	7,131,877	151,013,881
Skandinaviska Enskilda Banken AB, Class A (Banks)†	12,143,374	231,795,854
		877,734,559
Switzerland - 4.8%
Alcon AG (Health Care Equipment & Services)	2,117,626	156,471,385
Novartis AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	989,075	122,397,361
Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	714,944	230,876,589
	Shares	Value
COMMON STOCKS - 97.4% (continued)
Switzerland - 4.8% (continued)
Sonova Holding AG, Reg S (Health Care Equipment & Services)†	351,962	$95,745,063
		605,490,398
Taiwan - 7.1%
Delta Electronics Inc. (Technology Hardware & Equipment)†	10,129,000	324,369,205
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	1,915,042	575,336,068
		899,705,273
United Kingdom - 8.1%
BAE Systems plc (Capital Goods)†	2,361,307	58,140,043
Compass Group plc (Consumer Services)†	3,838,864	126,938,628
Haleon plc (Pharmaceuticals, Biotechnology & Life Sciences)†	50,245,828	233,950,598
Rio Tinto plc (Materials)†	3,442,452	246,455,698
Shell plc (Energy)†	9,760,914	364,670,230
		1,030,155,197
United States - 2.1%
Linde plc (Materials)	110,798	46,346,804
MercadoLibre Inc. (Consumer Discretionary Distribution & Retail)*	96,427	224,410,700
		270,757,504
Total Common Stocks (Cost $7,767,561,830)		$12,349,582,467

SHORT TERM INVESTMENTS - 2.5%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 3.91% (Money Market Funds)	319,292,484	319,292,484

Total Short Term Investments (Cost $319,292,484)		$319,292,484

Total Investments — 99.9%
(Cost $8,086,854,314)		$12,668,874,951
Other Assets Less Liabilities - 0.1%		15,879,248
Net Assets — 100.0%		$12,684,754,199

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Portfolio of Investments (continued)

October 31, 2025

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
^
Security exempt from registration pursuant to Rule 144A of the
Securities Act of 1933. This security, which represents 1.2% of net assets as of October 31, 2025, is considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

Industry	Percentage of Net Assets
Banks	12.1%
Capital Goods	12.9
Consumer Discretionary Distribution & Retail	2.7
Consumer Durables & Apparel	3.4
Consumer Services	1.0
Consumer Staples Distribution & Retail	1.2
Energy	2.9
Financial Services	1.2
Food, Beverage & Tobacco	2.0
Health Care Equipment & Services	5.0
Household & Personal Products	2.2
Insurance	7.9
Materials	4.8
Media & Entertainment	5.3
Pharmaceuticals, Biotechnology & Life Sciences	8.8
Semiconductors & Semiconductor Equipment	10.4
Software & Services	2.7
Technology Hardware & Equipment	7.3
Telecommunication Services	1.0
Transportation	2.6
Money Market Fund	2.5
Total Investments	99.9
Other Assets Less Liabilities	0.1
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Developed Markets Equity Portfolio

Portfolio of Investments

October 31, 2025

	Shares	Value
COMMON STOCKS - 97.1%
Canada - 5.4%
Alimentation Couche-Tard Inc. (Consumer Staples Distribution & Retail)	37,337	$1,897,530
Canadian National Railway Co. (Transportation)	10,188	977,131
Manulife Financial Corp. (Insurance)	75,987	2,459,128
		5,333,789
Denmark - 3.4%
Coloplast A/S, Class B (Health Care Equipment & Services)†	8,569	774,835
Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*†	5,786	1,651,750
Novonesis (Novozymes), Class B (Materials)†	14,646	871,352
		3,297,937
France - 8.6%
Air Liquide SA (Materials)†	7,506	1,454,394
Dassault Systemes SE (Software & Services)†	40,953	1,162,765
L'Oreal SA (Household & Personal Products)†	5,664	2,365,304
Safran SA (Capital Goods)†	4,377	1,553,756
Schneider Electric SE (Capital Goods)†	6,615	1,876,214
		8,412,433
Germany - 4.2%
Allianz SE, Reg S (Insurance)†	7,821	3,140,615
Symrise AG (Materials)†	11,914	985,569
		4,126,184
Hong Kong - 4.9%
AIA Group Ltd. (Insurance)†	368,200	3,582,669
Techtronic Industries Co., Ltd. (Capital Goods)†	109,000	1,274,381
		4,857,050
India - 0.9%
HDFC Bank Ltd. - ADR (Banks)	25,233	913,939
Ireland - 1.5%
Ryanair Holdings plc - Sponsored ADR (Transportation)	22,733	1,420,358
Israel - 1.3%
Nice Ltd. - Sponsored ADR (Software & Services)*	9,539	1,303,600
Japan - 18.4%
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	57,800	2,665,978
Daifuku Co., Ltd. (Capital Goods)†	48,100	1,534,273
	Shares	Value
COMMON STOCKS - 97.1% (continued)
Japan - 18.4% (continued)
Disco Corp. (Semiconductors & Semiconductor Equipment)†	4,900	$1,641,688
Keyence Corp. (Technology Hardware & Equipment)†	2,800	1,038,702
Lasertec Corp. (Semiconductors & Semiconductor Equipment)†	9,600	1,889,943
M3 Inc. (Health Care Equipment & Services)†	82,000	1,154,984
Obic Co., Ltd. (Software & Services)†	36,400	1,128,675
Shionogi & Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	85,400	1,434,556
Sony Financial Group Inc. (Insurance)*	120,200	121,206
Sony Group Corp. (Consumer Durables & Apparel)†	117,900	3,299,791
Sysmex Corp. (Health Care Equipment & Services)†	109,600	1,210,112
Unicharm Corp. (Household & Personal Products)†	156,600	968,431
		18,088,339
Netherlands - 5.8%
Adyen NV (Financial Services)*^†	1,014	1,739,387
ASML Holding NV (Semiconductors & Semiconductor Equipment)†	3,697	3,914,584
		5,653,971
Singapore - 5.1%
DBS Group Holdings Ltd. (Banks)†	94,500	3,910,548
Sea Ltd. - ADR (Consumer Discretionary Distribution & Retail)*	7,205	1,125,781
		5,036,329
South Korea - 2.5%
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	1,310	2,443,814
Spain - 2.7%
Banco Bilbao Vizcaya Argentaria SA (Banks)†	132,746	2,677,034
Sweden - 9.2%
Alfa Laval AB (Capital Goods)†	45,552	2,166,505
Assa Abloy AB, Class B (Capital Goods)†	41,013	1,553,594
Atlas Copco AB, Class A (Capital Goods)†	70,225	1,187,071
Epiroc AB, Class A (Capital Goods)†	75,885	1,606,826

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Developed Markets Equity Portfolio

Portfolio of Investments (continued)

October 31, 2025

	Shares	Value
COMMON STOCKS - 97.1% (continued)
Sweden - 9.2% (continued)
Skandinaviska Enskilda Banken AB, Class A (Banks)†	133,086	$2,540,380
		9,054,376
Switzerland - 6.5%
Alcon AG (Health Care Equipment & Services)	21,311	1,574,670
Novartis AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	11,846	1,465,935
Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	7,311	2,360,938
Sonova Holding AG, Reg S (Health Care Equipment & Services)†	3,486	948,305
		6,349,848
Taiwan - 3.7%
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	12,103	3,636,104
United Kingdom - 11.3%
BAE Systems plc (Capital Goods)†	24,487	602,918
Compass Group plc (Consumer Services)†	47,791	1,580,292
Haleon plc (Pharmaceuticals, Biotechnology & Life Sciences)†	547,560	2,549,505
Rio Tinto plc (Materials)†	35,197	2,519,861
Shell plc (Energy)†	102,286	3,821,431
		11,074,007
United States - 1.7%
Linde plc (Materials)	3,934	1,645,592

Total Common Stocks (Cost $78,372,180)		$95,324,704

	Shares	Value
SHORT TERM INVESTMENTS - 1.6%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 3.91% (Money Market Funds)	1,584,600	$1,584,600

Total Short Term Investments (Cost $1,584,600)		$1,584,600

Total Investments — 98.7%
(Cost $79,956,780)		$96,909,304
Other Assets Less Liabilities - 1.3%		1,297,436
Net Assets — 100.0%		$98,206,740

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
^
Security exempt from registration pursuant to Rule 144A of the
Securities Act of 1933. This security, which represents 1.8% of net assets as of October 31, 2025, is considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

Industry	Percentage of Net Assets
Banks	10.2%
Capital Goods	13.6
Consumer Discretionary Distribution & Retail	1.1
Consumer Durables & Apparel	3.4
Consumer Services	1.6
Consumer Staples Distribution & Retail	1.9
Energy	3.9
Financial Services	1.8
Health Care Equipment & Services	5.8
Household & Personal Products	3.4
Insurance	9.4
Materials	7.7
Pharmaceuticals, Biotechnology & Life Sciences	12.4
Semiconductors & Semiconductor Equipment	11.3
Software & Services	3.6
Technology Hardware & Equipment	3.5
Transportation	2.5
Money Market Fund	1.6
Total Investments	98.7
Other Assets Less Liabilities	1.3
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

October 31, 2025

	Shares	Value
COMMON STOCKS - 98.6%
Bangladesh - 0.7%
Square Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	1,126,640	$1,966,310
Belgium - 1.3%
Lotus Bakeries NV (Food, Beverage & Tobacco)†	392	3,423,365
Canada - 1.0%
Kinaxis Inc. (Software & Services)*	21,894	2,651,226
China - 6.9%
Haitian International Holdings Ltd. (Capital Goods)†	656,000	1,793,871
Qingdao Haier Biomedical Co., Ltd., Class A (Health Care Equipment & Services)†	924,700	4,519,339
Shanghai Friendess Electronic Technology Corp., Ltd., Class A (Technology Hardware & Equipment)†	91,012	1,753,895
Shanghai Hanbell Precise Machinery Co., Ltd., Class A (Capital Goods)†	859,200	2,948,357
TravelSky Technology Ltd., Class H (Consumer Services)†	3,090,000	4,065,059
Yantai China Pet Foods Co., Ltd., Class A (Food, Beverage & Tobacco)†	404,499	3,251,954
		18,332,475
Finland - 1.5%
Vaisala OYJ, Class A (Technology Hardware & Equipment)†	81,002	4,008,150
France - 3.7%
Alten SA (Software & Services)†	30,761	2,534,661
Rubis SCA (Utilities)†	204,704	7,430,408
		9,965,069
Germany - 13.3%
Bechtle AG (Software & Services)†	100,527	4,246,335
Brenntag SE (Capital Goods)†	34,511	1,915,065
Carl Zeiss Meditec AG (Bearer) (Health Care Equipment & Services)†	53,812	2,724,304
Evotec SE (Pharmaceuticals, Biotechnology & Life Sciences)*†	451,355	3,668,876
FUCHS SE (Materials)†	127,679	4,526,476
KWS Saat SE & Co. KGaA (Food, Beverage & Tobacco)†	69,309	5,336,144
Nemetschek SE (Software & Services)†	12,771	1,471,892
	Shares	Value
COMMON STOCKS - 98.6% (continued)
Germany - 13.3% (continued)
Pfeiffer Vacuum Technology AG (Capital Goods)†	21,575	$3,879,866
Scout24 SE (Media & Entertainment)^†	41,229	4,760,837
STRATEC SE (Health Care Equipment & Services)†	43,385	1,175,706
TeamViewer SE (Software & Services)*^†	239,865	1,760,921
		35,466,422
Hong Kong - 0.5%
ASMPT Ltd. (Semiconductors & Semiconductor Equipment)†	127,200	1,332,770
India - 2.8%
Max Financial Services Ltd. (Insurance)*†	291,126	5,070,110
SH Kelkar & Co., Ltd. (Materials)^†	966,431	2,408,419
		7,478,529
Italy - 3.6%
Carel Industries SpA (Capital Goods)^†	94,568	2,460,319
DiaSorin SpA (Health Care Equipment & Services)†	26,057	2,305,481
Reply SpA (Software & Services)†	35,435	4,967,484
		9,733,284
Japan - 12.9%
Ariake Japan Co., Ltd. (Food, Beverage & Tobacco)†	110,300	3,868,036
Asahi Intecc Co., Ltd. (Health Care Equipment & Services)†	190,900	3,023,132
GMO Payment Gateway Inc. (Financial Services)†	70,400	3,839,927
JCU Corp. (Materials)†	111,900	3,295,791
MISUMI Group Inc. (Capital Goods)†	137,700	2,156,835
Rohto Pharmaceutical Co., Ltd. (Household & Personal Products)†	344,600	5,329,128
Santen Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	448,700	4,405,063
SHIFT Inc. (Software & Services)*†	401,300	2,766,964
Sony Financial Group Inc. (Insurance)*	4,270,700	4,306,449
Sysmex Corp. (Health Care Equipment & Services)†	131,800	1,455,226
		34,446,551
Lithuania - 1.8%
Artea bankas AB (Banks)†	5,048,614	4,707,665

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments (continued)

October 31, 2025

	Shares	Value
COMMON STOCKS - 98.6% (continued)
Malaysia - 1.2%
Dialog Group Bhd. (Energy)†	2,961,040	$1,385,653
TIME dotCom Bhd. (Telecommunication Services)†	1,570,200	1,788,283
		3,173,936
Mexico - 2.4%
Grupo Herdez SAB de CV (Food, Beverage & Tobacco)	923,247	3,541,221
Megacable Holdings SAB de CV (Media & Entertainment)	1,008,800	2,886,552
		6,427,773
Netherlands - 0.9%
BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)†	14,733	2,507,933
Norway - 2.0%
Medistim ASA (Health Care Equipment & Services)†	113,965	3,075,424
TOMRA Systems ASA (Capital Goods)†	181,382	2,206,347
		5,281,771
Panama - 1.5%
Copa Holdings SA, Class A (Transportation)	31,751	3,975,543
Philippines - 1.0%
Wilcon Depot Inc. (Consumer Discretionary Distribution & Retail)†	21,151,700	2,750,688
Poland - 0.8%
Allegro.eu SA (Consumer Discretionary Distribution & Retail)*^†	233,420	2,178,669
Romania - 1.0%
Societatea Nationala de Gaze Naturale ROMGAZ SA (Energy)†	1,202,530	2,604,494
South Korea - 0.8%
Cheil Worldwide Inc. (Media & Entertainment)†	141,200	2,016,041
Spain - 2.2%
Bankinter SA (Banks)†	202,782	3,056,683
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (Insurance)†	2,165,552	2,870,680
		5,927,363
Sweden - 3.8%
Cellavision AB (Health Care Equipment & Services)†	169,114	3,204,242
Hexpol AB (Materials)†	237,678	2,165,585
Paradox Interactive AB (Media & Entertainment)†	103,153	1,794,480
	Shares	Value
COMMON STOCKS - 98.6% (continued)
Sweden - 3.8% (continued)
Thule Group AB (Consumer Durables & Apparel)^†	112,331	$2,888,391
		10,052,698
Switzerland - 6.2%
Belimo Holding AG, Reg S (Capital Goods)†	3,892	4,189,303
Bossard Holding AG, Class A, Reg S (Capital Goods)†	14,913	3,235,849
Burckhardt Compression Holding AG (Capital Goods)†	5,582	3,857,128
LEM Holding SA, Reg S (Technology Hardware & Equipment)*†	3,959	2,252,310
Tecan Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	9,620	1,754,018
Temenos AG, Reg S (Software & Services)†	13,768	1,297,544
		16,586,152
Taiwan - 1.4%
ASPEED Technology Inc. (Semiconductors & Semiconductor Equipment)†	15,000	2,656,089
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	81,909	1,090,698
		3,746,787
United Kingdom - 19.9%
Airtel Africa plc (Telecommunication Services)^†	1,377,309	5,013,338
Baltic Classifieds Group plc (Media & Entertainment)†	716,167	2,776,280
Clarkson plc (Transportation)†	135,430	6,448,682
Cranswick plc (Food, Beverage & Tobacco)†	87,973	5,709,860
Croda International plc (Materials)†	88,529	3,358,954
Diploma plc (Capital Goods)†	81,394	5,996,679
Grafton Group plc (Capital Goods)†	281,431	3,520,041
Rathbones Group plc (Financial Services)†	80,541	1,890,306
Rightmove plc (Media & Entertainment)†	230,166	2,021,880
Senior plc (Capital Goods)†	3,408,752	8,546,842
Spirax Group plc (Capital Goods)†	56,575	5,284,498
YouGov plc (Media & Entertainment)†	717,903	2,466,472
		53,033,832

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments (continued)

October 31, 2025

	Shares	Value
COMMON STOCKS - 98.6% (continued)
United States - 0.8%
Globant SA (Software & Services)*	36,029	$2,218,666
Vietnam - 2.7%
FPT Corp. (Software & Services)†	257,715	1,017,404
Hoa Phat Group JSC (Materials)*†	6,151,102	6,241,195
		7,258,599
Total Common Stocks (Cost $190,632,024)		$263,252,761

SHORT TERM INVESTMENTS - 1.3%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 3.91% (Money Market Funds)	3,554,982	3,554,982

Total Short Term Investments (Cost $3,554,982)		$3,554,982

Total Investments — 99.9%
(Cost $194,187,006)		$266,807,743
Other Assets Less Liabilities - 0.1%		192,626
Net Assets — 100.0%		$267,000,369

Summary of Abbreviations
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
^
Security exempt from registration pursuant to Rule 144A of the
Securities Act of 1933. These securities, which represent 8.0%
of net assets as of October 31, 2025, are considered liquid and may be resold in transactions exempt from registration,
normally to qualified buyers.

Industry	Percentage of Net Assets
Banks	2.9%
Capital Goods	19.5
Consumer Discretionary Distribution & Retail	1.8
Consumer Durables & Apparel	1.5
Consumer Services	1.5
Energy	1.5
Financial Services	2.1
Food, Beverage & Tobacco	9.4
Health Care Equipment & Services	8.1
Household & Personal Products	2.0
Insurance	4.6
Materials	8.2
Media & Entertainment	7.1
Pharmaceuticals, Biotechnology & Life Sciences	4.5
Semiconductors & Semiconductor Equipment	2.4
Software & Services	9.2
Technology Hardware & Equipment	3.0
Telecommunication Services	2.6
Transportation	3.9
Utilities	2.8
Money Market Fund	1.3
Total Investments	99.9
Other Assets Less Liabilities	0.1
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

October 31, 2025

	Shares	Value
COMMON STOCKS - 94.2%
Brazil - 3.2%
B3 SA - Brasil Bolsa Balcao (Financial Services)*	750,500	$1,766,063
Lojas Renner SA (Consumer Discretionary Distribution & Retail)*	364,030	1,004,137
Raia Drogasil SA (Consumer Staples Distribution & Retail)	403,835	1,501,259
WEG SA (Capital Goods)	489,552	3,830,916
		8,102,375
China - 25.2%
Alibaba Group Holding Ltd. (Consumer Discretionary Distribution & Retail)†	455,962	9,687,676
Contemporary Amperex Technology Co., Ltd., Class A (Capital Goods)†	117,179	6,442,788
Hefei Meiya Optoelectronic Technology Inc., Class A (Capital Goods)†	559,800	1,595,272
Li Ning Co., Ltd. (Consumer Durables & Apparel)†	551,000	1,197,450
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	308,749	3,309,360
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	521,500	3,770,443
Sany Heavy Industry Co., Ltd., Class A (Capital Goods)†	755,300	2,353,494
SF Holding Co., Ltd., Class A (Transportation)†	483,100	2,733,847
Shanghai Friendess Electronic Technology Corp., Ltd., Class A (Technology Hardware & Equipment)†	203,362	3,918,994
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)†	245,800	2,666,107
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A (Health Care Equipment & Services)†	73,100	2,211,356
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	294,700	2,532,223
Tencent Holdings Ltd. (Media & Entertainment)†	170,455	13,855,436
Trip.com Group Ltd. (Consumer Services)†	109,438	7,695,688
		63,970,134
Egypt - 1.3%
Commercial International Bank Egypt - GDR, Reg S (Banks)†	1,582,711	3,378,851
Hong Kong - 3.2%
AIA Group Ltd. (Insurance)†	452,885	4,406,673
	Shares	Value
COMMON STOCKS - 94.2% (continued)
Hong Kong - 3.2% (continued)
ASMPT Ltd. (Semiconductors & Semiconductor Equipment)†	131,979	$1,382,843
Techtronic Industries Co., Ltd. (Capital Goods)†	204,401	2,389,769
		8,179,285
India - 14.3%
Asian Paints Ltd. (Materials)†	25,128	710,814
Bajaj Auto Ltd. (Automobiles & Components)†	16,016	1,604,127
HDFC Bank Ltd. (Banks)†	890,735	9,889,358
HDFC Life Insurance Co., Ltd. (Insurance)^†	371,400	3,059,290
ICICI Bank Ltd. (Banks)†	352,480	5,345,600
MakeMyTrip Ltd. (Consumer Services)*	28,905	2,312,400
Maruti Suzuki India Ltd. (Automobiles & Components)†	38,791	7,061,813
Supreme Industries Ltd. (Materials)†	33,866	1,453,746
Tata Consultancy Services Ltd. (Software & Services)†	142,063	4,884,809
		36,321,957
Indonesia - 2.7%
Astra International Tbk PT (Capital Goods)†	6,342,100	2,351,645
Bank Central Asia Tbk PT (Banks)†	2,915,465	1,488,642
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	8,588,250	2,054,038
Telkom Indonesia Persero Tbk PT (Telecommunication Services)†	4,960,200	955,050
		6,849,375
Italy - 1.8%
Tenaris SA - ADR (Energy)	114,443	4,554,831
Kazakhstan - 0.8%
Kaspi.KZ JSC - ADR (Financial Services)	27,091	2,026,136
Kenya - 1.3%
Safaricom plc (Telecommunication Services)†	14,266,482	3,342,495
Mexico - 3.5%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	32,110	3,029,900
Grupo Financiero Banorte SAB de CV, Series O (Banks)	291,755	2,745,828
Wal-Mart de Mexico SAB de CV (Consumer Staples Distribution & Retail)	935,910	3,094,092
		8,869,820

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments (continued)

October 31, 2025

	Shares	Value
COMMON STOCKS - 94.2% (continued)
Panama - 0.7%
Copa Holdings SA, Class A (Transportation)	14,943	$1,871,013
Poland - 1.2%
Allegro.eu SA (Consumer Discretionary Distribution & Retail)*^†	329,703	3,077,344
Russia - 0.0%^^
Sberbank of Russia PJSC (Banks)*‡	36,588,248	—
Saudi Arabia - 2.2%
Al Rajhi Bank (Banks)†	98,536	2,780,718
Bupa Arabia for Cooperative Insurance Co. (Insurance)†	60,941	2,666,392
		5,447,110
South Africa - 2.5%
Clicks Group Ltd. (Consumer Staples Distribution & Retail)†	81,198	1,707,882
Discovery Ltd. (Insurance)†	159,082	1,996,202
Standard Bank Group Ltd. (Banks)†	178,227	2,624,989
		6,329,073
South Korea - 7.1%
Coway Co., Ltd. (Consumer Durables & Apparel)†	44,075	2,760,520
NAVER Corp. (Media & Entertainment)†	13,841	2,591,270
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	6,743	12,579,115
		17,930,905
Taiwan - 17.8%
Airtac International Group (Capital Goods)†	105,783	3,125,445
ASPEED Technology Inc. (Semiconductors & Semiconductor Equipment)†	43,668	7,732,406
Delta Electronics Inc. (Technology Hardware & Equipment)†	323,950	10,374,114
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	214,181	2,852,030
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	726,545	6,056,834
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	311,527	15,073,170
		45,213,999
Thailand - 0.5%
Bumrungrad Hospital pcl, Reg S (Health Care Equipment & Services)†	222,555	1,183,840
	Shares	Value
COMMON STOCKS - 94.2% (continued)
United Arab Emirates - 1.5%
Emaar Properties PJSC (Real Estate Management & Development)†	966,507	$3,735,710
United Kingdom - 0.8%
Coca-Cola HBC AG - CDI (Food, Beverage & Tobacco)*†	46,392	2,105,175
United States - 1.0%
EPAM Systems Inc. (Software & Services)*	8,523	1,393,852
Globant SA (Software & Services)*	19,683	1,212,079
		2,605,931
Vietnam - 1.6%
Mobile World Investment Corp. (Consumer Discretionary Distribution & Retail)†	1,250,800	3,924,507

Total Common Stocks (Cost $182,486,088)		$239,019,866

PREFERRED STOCKS - 2.1%
Brazil - 1.2%
Itau Unibanco Holding SA - Sponsored ADR, 3.38% (Banks)+	397,521	2,925,755
Colombia - 0.6%
Grupo Cibest SA - ADR, 2.42% (Banks)+	24,224	1,405,961
South Korea - 0.3%
Samsung Electronics Co., Ltd. - GDR, Reg S, 1.80% (Technology Hardware & Equipment)+†	589	857,213

Total Preferred Stocks (Cost $1,654,636)		$5,188,929

SHORT TERM INVESTMENTS - 2.4%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 3.91% (Money Market Funds)	6,166,658	6,166,658

Total Short Term Investments (Cost $6,166,658)		$6,166,658

Total Investments — 98.7%
(Cost $190,307,382)		$250,375,453
Other Assets Less Liabilities - 1.3%		3,259,569
Net Assets — 100.0%		$253,635,022

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments (continued)

October 31, 2025

Summary of Abbreviations
ADR	American Depositary Receipt
CDI	Chess Depositary Interest
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
^
Security exempt from registration pursuant to Rule 144A of the
Securities Act of 1933. These securities, which represent 2.4%
of net assets as of October 31, 2025, are considered liquid and may be resold in transactions exempt from registration,
normally to qualified buyers.

‡	Investment categorized as a level 3 security that is effectively valued at zero.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
^^	Amount is less than 0.005%.

Industry	Percentage of Net Assets
Automobiles & Components	3.4%
Banks	13.7
Capital Goods	9.6
Consumer Discretionary Distribution & Retail	7.0
Consumer Durables & Apparel	5.0
Consumer Services	3.9
Consumer Staples Distribution & Retail	2.5
Energy	1.8
Financial Services	1.5
Food, Beverage & Tobacco	2.0
Health Care Equipment & Services	1.4
Insurance	6.3
Materials	0.9
Media & Entertainment	6.5
Real Estate Management & Development	1.5
Semiconductors & Semiconductor Equipment	9.6
Software & Services	2.9
Technology Hardware & Equipment	13.3
Telecommunication Services	1.7
Transportation	1.8
Money Market Fund	2.4
Total Investments	98.7
Other Assets Less Liabilities	1.3
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

October 31, 2025

	Shares	Value
COMMON STOCKS - 94.9%
Brazil - 3.2%
B3 SA - Brasil Bolsa Balcao (Financial Services)*	1,389,409	$3,269,532
Lojas Renner SA (Consumer Discretionary Distribution & Retail)*	644,990	1,779,134
Raia Drogasil SA (Consumer Staples Distribution & Retail)	692,800	2,575,488
WEG SA (Capital Goods)	854,248	6,684,791
		14,308,945
China - 25.4%
Alibaba Group Holding Ltd. (Consumer Discretionary Distribution & Retail)†	813,536	17,284,935
Contemporary Amperex Technology Co., Ltd., Class A (Capital Goods)†	203,381	11,182,385
Hefei Meiya Optoelectronic Technology Inc., Class A (Capital Goods)†	1,014,470	2,890,953
Li Ning Co., Ltd. (Consumer Durables & Apparel)†	956,500	2,078,694
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	566,415	6,071,180
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	932,500	6,741,972
Sany Heavy Industry Co., Ltd., Class A (Capital Goods)†	1,332,800	4,152,969
SF Holding Co., Ltd., Class A (Transportation)†	861,200	4,873,502
Shanghai Friendess Electronic Technology Corp., Ltd., Class A (Technology Hardware & Equipment)†	363,864	7,012,032
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)†	464,101	5,033,942
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A (Health Care Equipment & Services)†	138,300	4,183,727
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	492,710	4,233,633
Tencent Holdings Ltd. (Media & Entertainment)†	303,900	24,702,514
Trip.com Group Ltd. (Consumer Services)†	195,200	13,726,479
		114,168,917
Egypt - 1.4%
Commercial International Bank Egypt - GDR, Reg S (Banks)†	2,893,268	6,176,695
Hong Kong - 3.3%
AIA Group Ltd. (Insurance)†	808,671	7,868,551
	Shares	Value
COMMON STOCKS - 94.9% (continued)
Hong Kong - 3.3% (continued)
ASMPT Ltd. (Semiconductors & Semiconductor Equipment)†	229,445	$2,404,067
Techtronic Industries Co., Ltd. (Capital Goods)†	382,360	4,470,389
		14,743,007
India - 14.4%
Asian Paints Ltd. (Materials)†	43,472	1,229,724
Bajaj Auto Ltd. (Automobiles & Components)†	28,647	2,869,220
HDFC Bank Ltd. (Banks)†	1,590,324	17,656,524
HDFC Life Insurance Co., Ltd. (Insurance)^†	682,463	5,621,572
ICICI Bank Ltd. (Banks)†	629,774	9,550,953
MakeMyTrip Ltd. (Consumer Services)*	53,492	4,279,360
Maruti Suzuki India Ltd. (Automobiles & Components)†	69,331	12,621,551
Supreme Industries Ltd. (Materials)†	56,923	2,443,501
Tata Consultancy Services Ltd. (Software & Services)†	254,381	8,746,842
		65,019,247
Indonesia - 2.7%
Astra International Tbk PT (Capital Goods)†	11,549,500	4,282,545
Bank Central Asia Tbk PT (Banks)†	5,070,064	2,588,784
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	15,224,636	3,641,250
Telkom Indonesia Persero Tbk PT (Telecommunication Services)†	9,609,900	1,850,316
		12,362,895
Italy - 1.8%
Tenaris SA - ADR (Energy)	203,974	8,118,165
Kazakhstan - 0.8%
Kaspi.KZ JSC - ADR (Financial Services)	50,858	3,803,670
Kenya - 1.3%
Safaricom plc (Telecommunication Services)†	24,758,373	5,800,641
Mexico - 3.5%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	55,731	5,258,777
Grupo Financiero Banorte SAB de CV, Series O (Banks)	495,474	4,663,112
Wal-Mart de Mexico SAB de CV (Consumer Staples Distribution & Retail)	1,735,315	5,736,903
		15,658,792

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments (continued)

October 31, 2025

	Shares	Value
COMMON STOCKS - 94.9% (continued)
Panama - 0.7%
Copa Holdings SA, Class A (Transportation)	25,736	$3,222,405
Poland - 1.2%
Allegro.eu SA (Consumer Discretionary Distribution & Retail)*^†	573,642	5,354,193
Russia - 0.0%^^
Sberbank of Russia PJSC (Banks)*‡	20,812,636	—
Saudi Arabia - 2.1%
Al Rajhi Bank (Banks)†	176,079	4,969,005
Bupa Arabia for Cooperative Insurance Co. (Insurance)†	100,142	4,381,580
		9,350,585
South Africa - 2.4%
Clicks Group Ltd. (Consumer Staples Distribution & Retail)†	139,193	2,927,722
Discovery Ltd. (Insurance)†	265,801	3,335,340
Standard Bank Group Ltd. (Banks)†	318,741	4,694,528
		10,957,590
South Korea - 7.2%
Coway Co., Ltd. (Consumer Durables & Apparel)†	80,233	5,025,180
NAVER Corp. (Media & Entertainment)†	25,777	4,825,891
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	12,047	22,473,766
		32,324,837
Taiwan - 18.0%
Airtac International Group (Capital Goods)†	188,823	5,578,930
ASPEED Technology Inc. (Semiconductors & Semiconductor Equipment)†	77,309	13,689,305
Delta Electronics Inc. (Technology Hardware & Equipment)†	578,000	18,509,764
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	394,846	5,257,761
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	1,330,146	11,088,746
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	556,147	26,909,059
		81,033,565
Thailand - 0.5%
Bumrungrad Hospital pcl, Reg S (Health Care Equipment & Services)†	422,800	2,249,006
	Shares	Value
COMMON STOCKS - 94.9% (continued)
United Arab Emirates - 1.5%
Emaar Properties PJSC (Real Estate Management & Development)†	1,726,222	$6,672,136
United Kingdom - 0.9%
Coca-Cola HBC AG - CDI (Food, Beverage & Tobacco)*†	89,145	4,045,219
United States - 1.1%
EPAM Systems Inc. (Software & Services)*	16,338	2,671,916
Globant SA (Software & Services)*	34,891	2,148,588
		4,820,504
Vietnam - 1.5%
Mobile World Investment Corp. (Consumer Discretionary Distribution & Retail)†	2,245,700	7,046,103

Total Common Stocks (Cost $251,413,988)		$427,237,117

PREFERRED STOCKS - 2.1%
Brazil - 1.2%
Itau Unibanco Holding SA - Sponsored ADR, 3.38% (Banks)+	708,386	5,213,721
Colombia - 0.6%
Grupo Cibest SA - ADR, 2.42% (Banks)+	43,467	2,522,825
South Korea - 0.3%
Samsung Electronics Co., Ltd. - GDR, Reg S, 1.80% (Technology Hardware & Equipment)+†	1,057	1,538,327

Total Preferred Stocks (Cost $3,222,505)		$9,274,873

SHORT TERM INVESTMENTS - 3.8%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 3.91% (Money Market Funds)	17,050,408	17,050,408

Total Short Term Investments (Cost $17,050,408)		$17,050,408

Total Investments — 100.8%
(Cost $271,686,901)		$453,562,398
Liabilities Less Other Assets - (0.8)%		(3,480,415)
Net Assets — 100.0%		$450,081,983

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments (continued)

October 31, 2025

Summary of Abbreviations
ADR	American Depositary Receipt
CDI	Chess Depositary Interest
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
^
Security exempt from registration pursuant to Rule 144A of the
Securities Act of 1933. These securities, which represent 2.4%
of net assets as of October 31, 2025, are considered liquid and may be resold in transactions exempt from registration,
normally to qualified buyers.

‡	Investment categorized as a level 3 security that is effectively valued at zero.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
^^	Amount is less than 0.005%.

Industry	Percentage of Net Assets
Automobiles & Components	3.4%
Banks	13.7
Capital Goods	9.7
Consumer Discretionary Distribution & Retail	6.9
Consumer Durables & Apparel	5.1
Consumer Services	4.1
Consumer Staples Distribution & Retail	2.6
Energy	1.8
Financial Services	1.5
Food, Beverage & Tobacco	2.1
Health Care Equipment & Services	1.4
Insurance	6.3
Materials	0.8
Media & Entertainment	6.6
Real Estate Management & Development	1.5
Semiconductors & Semiconductor Equipment	9.5
Software & Services	3.0
Technology Hardware & Equipment	13.5
Telecommunication Services	1.7
Transportation	1.8
Money Market Fund	3.8
Total Investments	100.8
Liabilities Less Other Assets	(0.8)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets ex China Portfolio*

Portfolio of Investments

October 31, 2025

	Shares	Value
SHORT TERM INVESTMENTS - 94.2%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 3.91% (Money Market Funds)	3,712,658	$3,712,658

Total Short Term Investments (Cost $3,712,658)		$3,712,658

Total Investments — 94.2%
(Cost $3,712,658)		$3,712,658
Other Assets Less Liabilities - 5.8%		228,396
Net Assets — 100.0%		$3,941,054
* See Note 16. Subsequent Events for further information regarding this Portfolio.

Industry	Percentage of Net Assets
Money Market Fund	94.2%
Total Investments	94.2
Other Assets Less Liabilities	5.8
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Chinese Equity Portfolio*

Portfolio of Investments

October 31, 2025

	Shares	Value
SHORT TERM INVESTMENTS - 100.7%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 3.91% (Money Market Funds)	3,545,453	$3,545,453

Total Short Term Investments (Cost $3,545,453)		$3,545,453

Total Investments — 100.7%
(Cost $3,545,453)		$3,545,453
Liabilities Less Other Assets - (0.7)%		(23,439)
Net Assets — 100.0%		$3,522,014
* See Note 16. Subsequent Events for further information regarding this Portfolio.

Industry	Percentage of Net Assets
Money Market Fund	100.7%
Total Investments	100.7
Liabilities Less Other Assets	(0.7)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

October 31, 2025

	Shares	Value
COMMON STOCKS - 93.3%
Bangladesh - 2.0%
BRAC Bank plc (Banks)†	2,063,905	$1,145,357
GrameenPhone Ltd. (Telecommunication Services)†	198,888	460,097
Square Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	583,241	1,017,923
		2,623,377
Colombia - 2.3%
Cementos Argos SA - Sponsored ADR (Materials)†	229,449	3,071,496
Egypt - 2.2%
Commercial International Bank Egypt - GDR, Reg S (Banks)†	1,340,008	2,860,717
Indonesia - 4.2%
Astra International Tbk PT (Capital Goods)†	4,869,900	1,805,755
Bank Central Asia Tbk PT (Banks)†	3,771,000	1,925,480
Map Aktif Adiperkasa PT (Consumer Discretionary Distribution & Retail)†	21,764,500	915,306
Sumber Alfaria Trijaya Tbk PT (Consumer Staples Distribution & Retail)†	7,220,900	870,333
		5,516,874
Kazakhstan - 7.6%
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)†	92,990	2,483,022
Kaspi.KZ JSC - ADR (Financial Services)	55,570	4,156,080
NAC Kazatomprom JSC - GDR, Reg S (Energy)†	58,198	3,404,930
		10,044,032
Kenya - 3.4%
Equity Group Holdings plc (Banks)†	2,305,400	1,180,971
KCB Group plc (Banks)†	1,671,500	795,841
Safaricom plc (Telecommunication Services)†	11,129,550	2,607,543
		4,584,355
Morocco - 11.3%
Akdital Holding (Health Care Equipment & Services)†	15,556	2,409,780
Attijariwafa Bank (Banks)†	48,827	4,083,686
Itissalat Al-Maghrib (Telecommunication Services)†	183,998	2,374,652
	Shares	Value
COMMON STOCKS - 93.3% (continued)
Morocco - 11.3% (continued)
Societe d'Exploitation des Ports (Transportation)†	57,608	$6,182,614
		15,050,732
Peru - 6.5%
Alicorp SAA (Food, Beverage & Tobacco)	595,623	1,627,724
Credicorp Ltd. (Banks)	23,081	6,024,141
Ferreycorp SAA (Capital Goods)	1,048,242	1,024,422
		8,676,287
Philippines - 16.0%
Bank of the Philippine Islands (Banks)†	1,338,450	2,397,564
BDO Unibank Inc. (Banks)†	1,156,101	2,621,610
Century Pacific Food Inc. (Food, Beverage & Tobacco)†	2,038,000	1,212,543
International Container Terminal Services Inc. (Transportation)†	647,990	5,830,774
Jollibee Foods Corp. (Consumer Services)†	1,050,290	3,867,061
SM Prime Holdings Inc. (Real Estate Management & Development)†	8,698,300	3,304,926
Universal Robina Corp. (Food, Beverage & Tobacco)†	984,620	1,221,280
Wilcon Depot Inc. (Consumer Discretionary Distribution & Retail)†	6,208,400	807,376
		21,263,134
Poland - 1.7%
Allegro.eu SA (Consumer Discretionary Distribution & Retail)*^†	242,797	2,266,190
Romania - 5.5%
Banca Transilvania SA (Banks)†	896,578	5,690,788
Societatea Nationala de Gaze Naturale ROMGAZ SA (Energy)†	717,979	1,555,032
		7,245,820
Saudi Arabia - 2.3%
Al Rajhi Bank (Banks)†	42,020	1,185,818
Bupa Arabia for Cooperative Insurance Co. (Insurance)†	15,851	693,539
Mouwasat Medical Services Co. (Health Care Equipment & Services)†	58,166	1,189,436
		3,068,793
Slovenia - 1.8%
Krka dd Novo mesto (Pharmaceuticals, Biotechnology & Life Sciences)†	9,927	2,378,935

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments (continued)

October 31, 2025

	Shares	Value
COMMON STOCKS - 93.3% (continued)
Thailand - 0.6%
Bumrungrad Hospital pcl, Reg S (Health Care Equipment & Services)†	161,700	$860,133
United Arab Emirates - 2.5%
Agthia Group PJSC (Food, Beverage & Tobacco)†	581,568	612,806
Emaar Properties PJSC (Real Estate Management & Development)†	714,809	2,762,856
		3,375,662
United Kingdom - 5.6%
Airtel Africa plc (Telecommunication Services)^†	982,440	3,576,034
Baltic Classifieds Group plc (Media & Entertainment)†	734,544	2,847,520
Helios Towers plc (Telecommunication Services)*†	486,236	957,610
		7,381,164
United States - 1.7%
EPAM Systems Inc. (Software & Services)*	6,127	1,002,010
Globant SA (Software & Services)*	19,612	1,207,707
		2,209,717
Vietnam - 16.1%
Bank for Foreign Trade of Vietnam JSC (Banks)†	1,988,435	4,500,561
FPT Corp. (Software & Services)†	633,775	2,502,008
Hoa Phat Group JSC (Materials)*†	4,713,702	4,782,742
Mobile World Investment Corp. (Consumer Discretionary Distribution & Retail)†	1,552,100	4,869,866
Sai Gon Cargo Service Corp. (Transportation)†	449,594	962,489
Saigon Beer Alcohol Beverage Corp. (Food, Beverage & Tobacco)†	948,920	1,652,761
Vietnam Dairy Products JSC (Food, Beverage & Tobacco)†	926,494	2,027,938
		21,298,365
Total Common Stocks (Cost $82,615,960)		$123,775,783

	Shares	Value
PREFERRED STOCKS - 3.9%
Colombia - 3.9%
Grupo Cibest SA - ADR, 2.42% (Banks)+	87,869	$5,099,917

Total Preferred Stocks (Cost $2,669,275)		$5,099,917

PARTICIPATION NOTES - 0.7%
Qatar - 0.7%
Qatar National Bank, Issued by HSBC BANK PLC, Maturity Date 5/28/26 (Banks)^†	171,904	872,980

Total Participation Notes (Cost $819,398)		$872,980

SHORT TERM INVESTMENTS - 2.2%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 3.91% (Money Market Funds)	2,976,177	2,976,177

Total Short Term Investments (Cost $2,976,177)		$2,976,177

Total Investments — 100.1%
(Cost $89,080,810)		$132,724,857
Liabilities Less Other Assets - (0.1)%		(122,867)
Net Assets — 100.0%		$132,601,990

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
^
Security exempt from registration pursuant to Rule 144A of the
Securities Act of 1933. These securities, which represent 5.1%
of net assets as of October 31, 2025, are considered liquid and may be resold in transactions exempt from registration,
normally to qualified buyers.

+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments (continued)

October 31, 2025

Industry	Percentage of Net Assets
Banks	32.5%
Capital Goods	2.2
Consumer Discretionary Distribution & Retail	6.7
Consumer Services	2.9
Consumer Staples Distribution & Retail	0.7
Energy	3.8
Financial Services	3.1
Food, Beverage & Tobacco	6.2
Health Care Equipment & Services	3.3
Insurance	0.5
Materials	5.9
Media & Entertainment	2.2
Pharmaceuticals, Biotechnology & Life Sciences	2.6
Real Estate Management & Development	4.6
Software & Services	3.6
Telecommunication Services	7.4
Transportation	9.7
Money Market Fund	2.2
Total Investments	100.1
Liabilities Less Other Assets	(0.1)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Assets and Liabilities

October 31, 2025

	Global Equity Portfolio	International Equity Portfolio	International Developed Markets Equity Portfolio
ASSETS:
Investments (cost $368,527,139, $8,086,854,314 and $79,956,780, respectively)	$575,490,197	$12,668,874,951	$96,909,304
Dividends and interest receivable	285,062	7,729,652	70,238
Receivable for investments sold	5,211,548	88,803,631	1,791,012
Receivable for Fund shares sold	73,163	4,882,856	17,755
Tax reclaims receivable	781,946	28,205,108	198,020
Prepaid expenses	30,946	120,231	28,453
Total Assets	581,872,862	12,798,616,429	99,014,782
LIABILITIES:
Payable to Investment Adviser	(346,826)	(7,346,010)	(59,789)
Payable for investments purchased	—	(96,297,145)	(632,360)
Payable for Fund shares redeemed	(254,920)	(6,656,881)	(41,300)
Payable for directors’ fees and expenses	(10,729)	(235,931)	(1,849)
Payable for distribution fees	—	(78,696)	—
Other liabilities	(161,769)	(3,247,567)	(72,744)
Total Liabilities	(774,244)	(113,862,230)	(808,042)
Net Assets	$581,098,618	$12,684,754,199	$98,206,740
ANALYSIS OF NET ASSETS:
Paid in capital	$276,700,310	$6,524,304,648	$75,679,215
Distributable earnings	304,398,308	6,160,449,551	22,527,525
Net Assets	$581,098,618	$12,684,754,199	$98,206,740
Net Assets:
Institutional Class	$350,796,329	$10,013,305,293	$98,206,740
Institutional Class Z	212,156,035	2,515,936,857	—
Investor Class	—	155,512,049	—
Advisor Class	18,146,254	—	—
Total Shares Outstanding:
Institutional Class (500,000,000, 700,000,000 and 500,000,000, respectively, $.001 par value shares authorized)	9,252,575	328,143,663	6,422,967
Institutional Class Z (200,000,000, 300,000,000 and —, respectively, $.001 par value shares authorized)	5,587,687	82,457,218	—
Investor Class (—, 100,000,000 and —, respectively, $.001 par value shares authorized)	—	5,102,549	—
Advisor Class (400,000,000, — and —, respectively, $.001 par value shares authorized)	482,800	—	—
Net Asset Value, Offering Price and Redemption Price Per Share:
Institutional Class	$37.91	$30.52	$15.29
Institutional Class Z	37.97	30.51	—
Investor Class	—	30.48	—
Advisor Class	37.59	—	—

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Assets and Liabilities (continued)

October 31, 2025

	International Small Companies Portfolio	Institutional Emerging Markets Portfolio	Emerging Markets Portfolio
ASSETS:
Investments (cost $194,187,006, $190,307,382 and $271,686,901, respectively)	$266,807,743	$250,375,453	$453,562,398
Dividends and interest receivable	300,041	111,604	193,402
Foreign currency (cost $12, $1,071,222 and $57,852, respectively)	12	1,071,222	57,852
Receivable for investments sold	—	4,095,351	—
Receivable for Fund shares sold	89,135	13,258	14,714
Tax reclaims receivable	819,173	40,880	2,677
Capital gain tax refund receivable	—	872	—
Prepaid expenses	37,381	19,754	12,408
Total Assets	268,053,485	255,728,394	453,843,451
LIABILITIES:
Payable to Investment Adviser	(200,243)	(200,254)	(326,772)
Payable for investments purchased	—	(368)	—
Payable for Fund shares redeemed	(226,101)	(613,867)	(368,780)
Payable for directors’ fees and expenses	(4,987)	(4,687)	(8,340)
Payable for distribution fees	(22,629)	—	—
Deferred capital gains tax	(455,623)	(1,060,196)	(2,727,865)
Other liabilities	(143,533)	(214,000)	(329,711)
Total Liabilities	(1,053,116)	(2,093,372)	(3,761,468)
Net Assets	$267,000,369	$253,635,022	$450,081,983
ANALYSIS OF NET ASSETS:
Paid in capital	$194,161,606	$97,986,254	$200,141,493
Distributable earnings	72,838,763	155,648,768	249,940,490
Net Assets	$267,000,369	$253,635,022	$450,081,983
Net Assets:
Institutional Class	$196,529,173	$233,582,940	$—
Institutional Class Z	51,568,731	20,052,082	—
Investor Class	18,902,465	—	—
Advisor Class	—	—	450,081,983
Total Shares Outstanding:
Institutional Class (350,000,000, 500,000,000 and —, respectively, $.001 par value shares authorized)	10,401,543	11,087,319	—
Institutional Class Z (350,000,000, 500,000,000 and —, respectively, $.001 par value shares authorized)	2,726,649	947,479	—
Investor Class (200,000,000, — and —, respectively, $.001 par value shares authorized)	1,013,442	—	—
Advisor Class (—, — and 500,000,000, respectively, $.001 par value shares authorized)	—	—	9,832,654
Net Asset Value, Offering Price and Redemption Price Per Share:
Institutional Class	$18.89	$21.07	$—
Institutional Class Z	18.91	21.16	—
Investor Class	18.65	—	—
Advisor Class	—	—	45.77

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Assets and Liabilities (continued)

October 31, 2025

	Emerging Markets ex China Portfolio	Chinese Equity Portfolio	Frontier Emerging Markets Portfolio
ASSETS:
Investments (cost $3,712,658, $3,545,453 and $89,080,810, respectively)	$3,712,658	$3,545,453	$132,724,857
Dividends and interest receivable	3,265	2,143	53,030
Foreign currency (cost $243,682, $902 and $28,299, respectively)	243,677	902	28,447
Receivable for investments sold	8	—	—
Receivable for Fund shares sold	—	—	8,093
Tax reclaims receivable	—	—	3,459
Prepaid expenses	43,116	30,513	32,257
Total Assets	4,002,724	3,579,011	132,850,143
LIABILITIES:
Payable to Investment Adviser	(2,433)	(2,225)	(121,933)
Payable for Fund shares redeemed	—	—	(3,208)
Payable for directors’ fees and expenses	—	—	(2,403)
Payable for distribution fees	—	—	(14,906)
Other liabilities	(59,237)	(54,772)	(105,703)
Total Liabilities	(61,670)	(56,997)	(248,153)
Net Assets	$3,941,054	$3,522,014	$132,601,990
ANALYSIS OF NET ASSETS:
Paid in capital	$3,047,091	$5,111,957	$193,510,657
Distributable earnings	893,963	(1,589,943)	(60,908,667)
Net Assets	$3,941,054	$3,522,014	$132,601,990
Net Assets:
Institutional Class	$3,941,054	$3,522,014	$56,549,028
Institutional Class Z	—	—	71,614,482
Investor Class	—	—	4,438,480
Total Shares Outstanding:
Institutional Class (500,000,000, 500,000,000 and 400,000,000, respectively, $.001 par value shares authorized)	307,273	515,214	6,178,978
Institutional Class Z (—, — and 200,000,000, respectively, $.001 par value shares authorized)	—	—	7,715,714
Investor Class (—, — and 400,000,000, respectively, $.001 par value shares authorized)	—	—	486,650
Net Asset Value, Offering Price and Redemption Price Per Share:
Institutional Class	$12.83	$6.84	$9.15
Institutional Class Z	—	—	9.28
Investor Class	—	—	9.12

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Operations

For the Fiscal Year Ended October 31, 2025

	Global Equity Portfolio	International Equity Portfolio	International Developed Markets Equity Portfolio	International Small Companies Portfolio
INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $128,485, $29,457,696, $234,611 and $832,682, respectively)	$6,852,662	$319,931,631	$2,279,325	$8,092,159
Non-cash dividends	554,968	—	130,033	—
Tax reclaims	514,814	—	—	—
Total investment income	7,922,444	319,931,631	2,409,358	8,092,159
EXPENSES
Investment advisory fees (Note 3)	4,012,151	83,717,467	682,100	3,164,861
Administration fees (Note 3)	125,045	2,324,263	28,550	80,001
Distribution fees, Investor Class	—	533,548	—	64,666
Custody and accounting fees (Note 3)	44,351	1,442,270	19,979	108,560
Directors’ fees and expenses	42,235	926,513	7,304	24,247
Transfer agent fees and expenses (Note 3)	3,094	109,859	666	1,742
Printing and postage fees	12,726	304,287	15,579	38,033
State registration filing fees	56,166	105,546	24,761	60,129
Professional fees	125,930	574,190	35,622	118,121
Shareholder servicing fees (Note 3)	354,895	10,153,138	119,626	265,461
Compliance officers’ fees and expenses (Note 3)	2,984	64,548	506	1,783
Other fees and expenses	67,984	1,155,523	12,738	85,707
Total expenses	4,847,561	101,411,152	947,431	4,013,311
Less Waiver of investment advisory fee and/or reimbursement of other operating expenses (Note 3)	(126,779)	(6,832)	(167,843)	(174,123)
Net expenses	4,720,782	101,404,320	779,588	3,839,188
Net investment income	3,201,662	218,527,311	1,629,770	4,252,971
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss)
Investment transactions (net of foreign capital taxes (refunded)/paid of $—, $—, $— and $617,905, respectively)	116,742,570	1,598,670,978	5,923,222	31,737,071
Foreign currency transactions	(69,261)	(396,430)	8,005	(34,978)
In-kind transactions (See Note 6)	—	87,413,776	—	—
Net realized gain	116,673,309	1,685,688,324	5,931,227	31,702,093
Change in unrealized appreciation (depreciation)
Investments (net of increase (decrease) in deferred foreign taxes of $—, $—, $— and $756,252, respectively)	(43,080,488)	293,220,261	5,770,133	(15,981,319)
Translation of assets and liabilities denominated in foreign currencies	43,582	1,666,357	12,179	70,501
Net change in unrealized appreciation (depreciation)	(43,036,906)	294,886,618	5,782,312	(15,910,818)
Net realized and unrealized gain	73,636,403	1,980,574,942	11,713,539	15,791,275
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$76,838,065	$2,199,102,253	$13,343,309	$20,044,246

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Operations (continued)

For the Fiscal Year Ended October 31, 2025

	Institutional Emerging Markets Portfolio	Emerging Markets Portfolio	Emerging Markets ex China Portfolio	Chinese Equity Portfolio	Frontier Emerging Markets Portfolio
INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $1,045,708, $1,252,182, $12,053, $4,423 and $418,474, respectively)	$9,552,078	$11,153,387	$95,235	$72,170	$5,674,013
Total investment income	9,552,078	11,153,387	95,235	72,170	5,674,013
EXPENSES
Investment advisory fees (Note 3)	3,407,756	3,925,674	29,376	25,296	1,476,751
Administration fees (Note 3)	106,631	103,317	12,168	12,123	38,478
Distribution fees, Investor Class	—	—	—	—	11,404
Custody and accounting fees (Note 3)	87,049	139,433	4,348	4,703	123,367
Directors’ fees and expenses	27,359	33,866	184	163	9,833
Transfer agent fees and expenses (Note 3)	3,314	5,397	338	558	1,551
Printing and postage fees	7,536	4,825	1,319	1,351	10,676
State registration filing fees	42,954	31,365	32,996	25,930	53,954
Professional fees	361,008	366,106	52,990	44,880	64,210
Shareholder servicing fees (Note 3)	485,643	819,605	1,184	953	53,008
Compliance officers’ fees and expenses (Note 3)	2,082	2,396	18	17	681
Other fees and expenses	81,786	48,756	19,890	15,510	25,170
Total expenses	4,613,118	5,480,740	154,811	131,484	1,869,083
Less Waiver of investment advisory fee and/or reimbursement of other operating expenses (Note 3)	(403,029)	(169,538)	(118,524)	(97,261)	(100,322)
Net expenses	4,210,089	5,311,202	36,287	34,223	1,768,761
Net investment income	5,341,989	5,842,185	58,948	37,947	3,905,252
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss)
Investment transactions (net of foreign capital taxes (refunded)/paid of $2,568,359, $1,009,540, $27,531, $— and $29,690, respectively)	170,129,206	94,570,645	915,422	136,391	8,267,311
Foreign currency transactions	59,339	(117,048)	(629)	(1,369)	(94,778)
Net realized gain	170,188,545	94,453,597	914,793	135,022	8,172,533
Change in unrealized appreciation (depreciation)
Investments (net of increase (decrease) in deferred foreign taxes of $644,351, $(592,373), $14,949, $— and $774,931, respectively)	(123,112,759)	(12,835,279)	(442,381)	559,831	4,172,440
Translation of assets and liabilities denominated in foreign currencies	(46,937)	72,210	(164)	—	(334,239)
Net change in unrealized appreciation (depreciation)	(123,159,696)	(12,763,069)	(442,545)	559,831	3,838,201
Net realized and unrealized gain	47,028,849	81,690,528	472,248	694,853	12,010,734
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$52,370,838	$87,532,713	$531,196	$732,800	$15,915,986

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets

For the Fiscal Years Ended October 31

	Global Equity Portfolio		International Equity Portfolio
	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,201,662	$2,852,608	$218,527,311	$257,816,188
Net realized gain on investments and foreign currency transactions	116,673,309	173,781,174	1,685,688,324	665,275,355
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(43,036,906)	76,577,047	294,886,618	1,882,777,399
Net increase in net assets resulting from operations	76,838,065	253,210,829	2,199,102,253	2,805,868,942
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(87,416,743)	(3,900,018)	(651,626,078)	(443,283,182)
Institutional Class Z	(47,523,885)	(1,638,342)	(159,697,146)	(93,500,543)
Investor Class	—	—	(13,482,874)	(7,771,654)
Advisor Class	(6,087,812)	(74,460)	—	—
Total distributions to shareholders	(141,028,440)	(5,612,820)	(824,806,098)	(544,555,379)
TRANSACTIONS IN SHARES OF COMMON STOCK
Institutional Class	(106,405,013)	(348,383,122)	(1,531,326,684)	(1,993,400,253)
Institutional Class Z	20,391,754	(103,620,221)	(215,920,615)	(125,668,836)
Investor Class	—	—	(90,302,558)	(15,759,711)
Advisor Class	(4,289,479)	(3,926,803)	—	—
Net Decrease in net assets from portfolio share transactions	(90,302,738)	(455,930,146)	(1,837,549,857)	(2,134,828,800)
NET INCREASE (DECREASE) IN NET ASSETS	(154,493,113)	(208,332,137)	(463,253,702)	126,484,763
NET ASSETS
At beginning of year	735,591,731	943,923,868	13,148,007,901	13,021,523,138
At end of year	$581,098,618	$735,591,731	$12,684,754,199	$13,148,007,901

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets (continued)

For the Fiscal Years Ended October 31

	International Developed Markets Equity Portfolio		International Small Companies Portfolio
	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,629,770	$1,611,651	$4,252,971	$5,496,164
Net realized gain (loss) on investments and foreign currency transactions	5,931,227	(820,816)	31,702,093	(433,556)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	5,782,312	17,781,660	(15,910,818)	67,427,636
Net increase in net assets resulting from operations	13,343,309	18,572,495	20,044,246	72,490,244
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(1,617,645)	(1,531,614)	(3,768,609)	(4,224,880)
Institutional Class Z	—	—	(1,490,911)	(1,615,886)
Investor Class	—	—	(310,415)	(329,479)
Total distributions to shareholders	(1,617,645)	(1,531,614)	(5,569,935)	(6,170,245)
TRANSACTIONS IN SHARES OF COMMON STOCK
Institutional Class	(10,323,840)	(2,822,906)	(130,667,612)	(59,814,217)
Institutional Class Z	—	—	(58,772,851)	(18,976,786)
Investor Class	—	—	(12,397,730)	(2,633,989)
Net Decrease in net assets from portfolio share transactions	(10,323,840)	(2,822,906)	(201,838,193)	(81,424,992)
NET INCREASE (DECREASE) IN NET ASSETS	1,401,824	14,217,975	(187,363,882)	(15,104,993)
NET ASSETS
At beginning of year	96,804,916	82,586,941	454,364,251	469,469,244
At end of year	$98,206,740	$96,804,916	$267,000,369	$454,364,251

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets (continued)

For the Fiscal Years Ended October 31

	Institutional Emerging Markets Portfolio		Emerging Markets Portfolio
	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$5,341,989	$16,170,887	$5,842,185	$11,367,097
Net realized gain on investments and foreign currency transactions	170,188,545	167,339,802	94,453,597	114,511,531
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(123,159,696)	48,245,543	(12,763,069)	11,732,332
Net increase in net assets resulting from operations	52,370,838	231,756,232	87,532,713	137,610,960
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(59,962,327)	(24,097,827)	—	—
Institutional Class Z	(5,215,599)	(2,219,302)	—	—
Advisor Class	—	—	(72,941,663)	(31,151,772)
Total distributions to shareholders	(65,177,926)	(26,317,129)	(72,941,663)	(31,151,772)
TRANSACTIONS IN SHARES OF COMMON STOCK
Institutional Class	(350,827,508)	(1,300,168,650)	—	—
Institutional Class Z	(35,538,801)	(112,120,292)	—	—
Advisor Class	—	—	(141,537,395)	(529,423,123)
Net Decrease in net assets from portfolio share transactions	(386,366,309)	(1,412,288,942)	(141,537,395)	(529,423,123)
NET DECREASE IN NET ASSETS	(399,173,397)	(1,206,849,839)	(126,946,345)	(422,963,935)
NET ASSETS
At beginning of year	652,808,419	1,859,658,258	577,028,328	999,992,263
At end of year	$253,635,022	$652,808,419	$450,081,983	$577,028,328

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets (continued)

For the Fiscal Years Ended October 31

	Emerging Markets ex China Portfolio		Chinese Equity Portfolio
	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$58,948	$50,938	$37,947	$33,261
Net realized gain (loss) on investments and foreign currency transactions	914,793	(54,908)	135,022	(635,246)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(442,545)	551,148	559,831	819,075
Net increase in net assets resulting from operations	531,196	547,178	732,800	217,090
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(48,839)	(122,956)	(31,290)	(19,123)
Total distributions to shareholders	(48,839)	(122,956)	(31,290)	(19,123)
TRANSACTIONS IN SHARES OF COMMON STOCK
Institutional Class	(31,142)	(241,007)	(52,305)	(8,322)
Net Decrease in net assets from portfolio share transactions	(31,142)	(241,007)	(52,305)	(8,322)
NET INCREASE IN NET ASSETS	451,215	183,215	649,205	189,645
NET ASSETS
At beginning of year	3,489,839	3,306,624	2,872,809	2,683,164
At end of year	$3,941,054	$3,489,839	$3,522,014	$2,872,809

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets (continued)

For the Fiscal Years Ended October 31

	Frontier Emerging Markets Portfolio
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,905,252	$2,925,267
Net realized gain on investments and foreign currency transactions	8,172,533	1,517,323
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	3,838,201	25,071,245
Net increase in net assets resulting from operations	15,915,986	29,513,835
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(1,086,757)	(1,090,567)
Institutional Class Z	(1,187,430)	(1,110,072)
Investor Class	(72,644)	(89,444)
Total distributions to shareholders	(2,346,831)	(2,290,083)
TRANSACTIONS IN SHARES OF COMMON STOCK
Institutional Class	(11,403,739)	(8,658,222)
Institutional Class Z	1,126,582	(1,256,590)
Investor Class	(1,376,739)	(1,560,290)
Net Decrease in net assets from portfolio share transactions	(11,653,896)	(11,475,102)
NET INCREASE IN NET ASSETS	1,915,259	15,748,650
NET ASSETS
At beginning of year	130,686,731	114,938,081
At end of year	$132,601,990	$130,686,731

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights

For the Fiscal Years Ended October 31

	Global Equity Portfolio Institutional Class
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$43.65	$33.96	$30.85	$53.93	$42.41
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)(1)	0.19	0.12	0.06	(0.04)	(0.14)
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	4.49	9.78	3.05	(15.63)	14.30
Net increase (decrease) from investment operations	4.68	9.90	3.11	(15.67)	14.16
Distributions to Shareholders from:
Net investment income	(0.15)	(0.12)	—	—	—
Net realized gain from investments	(10.27)	(0.09)	—	(7.41)	(2.64)
Total distributions	(10.42)	(0.21)	—	(7.41)	(2.64)
Net asset value, end of year	$37.91	$43.65	$33.96	$30.85	$53.93
Total Return	13.56%	29.22%	10.08%	(33.35)%	34.57%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$350,797	$497,165	$668,735	$753,480	$1,354,918
Expenses to average net assets	0.87%	0.90%	0.89%	0.85%	0.88%
Expenses to average net assets (net of fees waived/reimbursed)	0.85%	0.89%	0.89%	0.85%	0.88%
Net investment income (loss) to average net assets	0.53%	0.30%	0.19%	(0.10)%	(0.28)%
Portfolio turnover rate	30%	27%	28%	37%	59%

(1)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Fiscal Years Ended October 31

	Global Equity Portfolio Institutional Class Z
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$43.73	$34.02	$30.88	$53.95	$42.39
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)(1)	0.23	0.15	0.11	(0.02)	(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	4.50	9.81	3.03	(15.64)	14.30
Net increase (decrease) from investment operations	4.73	9.96	3.14	(15.66)	14.20
Distributions to Shareholders from:
Net investment income	(0.22)	(0.16)	—	—	—
Net realized gain from investments	(10.27)	(0.09)	—	(7.41)	(2.64)
Total distributions	(10.49)	(0.25)	—	(7.41)	(2.64)
Net asset value, end of year	$37.97	$43.73	$34.02	$30.88	$53.95
Total Return	13.69%	29.37%	10.17%	(33.31)%	34.66%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$212,156	$212,516	$251,781	$234,800	$379,781
Expenses to average net assets	0.78%	0.80%	0.81%	0.79%	0.81%
Expenses to average net assets (net of fees waived/reimbursed)	0.75%	0.78%	0.80%	0.79%	0.80%
Net investment income (loss) to average net assets	0.64%	0.37%	0.29%	(0.04)%	(0.20)%
Portfolio turnover rate	30%	27%	28%	37%	59%

(1)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Fiscal Years Ended October 31

	Global Equity Portfolio Advisor Class
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$43.36	$33.73	$30.70	$53.82	$42.41
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)(1)	0.11	0.01	(0.01)	(0.11)	(0.24)
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	4.46	9.73	3.04	(15.60)	14.29
Net increase (decrease) from investment operations	4.57	9.74	3.03	(15.71)	14.05
Distributions to Shareholders from:
Net investment income	(0.07)	(0.02)	—	—	—
Net realized gain from investments	(10.27)	(0.09)	—	(7.41)	(2.64)
Total distributions	(10.34)	(0.11)	—	(7.41)	(2.64)
Net asset value, end of year	$37.59	$43.36	$33.73	$30.70	$53.82
Total Return	13.33%	28.91%	9.87%	(33.50)%	34.28%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$18,146	$25,911	$23,408	$26,934	$53,483
Expenses to average net assets	1.08%	1.11%	1.12%	1.05%	1.09%
Expenses to average net assets (net of fees waived/reimbursed)	1.08%	1.11%	1.12%	1.05%	1.09%
Net investment income (loss) to average net assets	0.31%	0.03%	(0.04)%	(0.30)%	(0.48)%
Portfolio turnover rate	30%	27%	28%	37%	59%

(1)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Fiscal Years Ended October 31

	International Equity Portfolio Institutional Class
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$27.35	$23.26	$21.42	$30.69	$23.76
Increase (Decrease) in Net Assets from Operations
Net investment income(1)	0.47	0.48	0.40	0.41	0.34
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	4.45	4.59	2.03	(8.93)	6.80
Net increase (decrease) from investment operations	4.92	5.07	2.43	(8.52)	7.14
Distributions to Shareholders from:
Net investment income	(0.52)	(0.51)	(0.59)	(0.43)	(0.21)
Net realized gain from investments	(1.23)	(0.47)	—	(0.32)	—
Total distributions	(1.75)	(0.98)	(0.59)	(0.75)	(0.21)
Net asset value, end of year	$30.52	$27.35	$23.26	$21.42	$30.69
Total Return	19.59%	22.10%	11.22%	(28.42)%	30.16%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$10,013,305	$10,503,765	$10,656,826	$11,113,757	$18,268,498
Expenses to average net assets	0.83%	0.82%	0.81%	0.79%	0.80%
Expenses to average net assets (net of fees waived/reimbursed)	0.83%	0.82%	0.81%	0.79%	0.80%
Net investment income to average net assets	1.73%	1.80%	1.61%	1.58%	1.17%
Portfolio turnover rate	25%	22%	18%	16%	14%

(1)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Fiscal Years Ended October 31

	International Equity Portfolio Institutional Class Z
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$27.35	$23.26	$21.42	$30.69	$23.76
Increase (Decrease) in Net Assets from Operations
Net investment income(1)	0.51	0.51	0.43	0.43	0.37
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	4.43	4.59	2.02	(8.93)	6.79
Net increase (decrease) from investment operations	4.94	5.10	2.45	(8.50)	7.16
Distributions to Shareholders from:
Net investment income	(0.55)	(0.54)	(0.61)	(0.45)	(0.23)
Net realized gain from investments	(1.23)	(0.47)	—	(0.32)	—
Total distributions	(1.78)	(1.01)	(0.61)	(0.77)	(0.23)
Net asset value, end of year	$30.51	$27.35	$23.26	$21.42	$30.69
Total Return	19.71%	22.21%	11.32%	(28.36)%	30.25%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,515,937	$2,422,980	$2,162,679	$2,715,026	$3,235,428
Expenses to average net assets	0.73%	0.72%	0.72%	0.71%	0.72%
Expenses to average net assets (net of fees waived/reimbursed)	0.73%	0.72%	0.72%	0.71%	0.72%
Net investment income to average net assets	1.88%	1.92%	1.73%	1.71%	1.25%
Portfolio turnover rate	25%	22%	18%	16%	14%

(1)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Fiscal Years Ended October 31

	International Equity Portfolio Investor Class
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$27.31	$23.23	$21.37	$30.61	$23.70
Increase (Decrease) in Net Assets from Operations
Net investment income(1)	0.40	0.39	0.32	0.33	0.24
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	4.44	4.59	2.02	(8.92)	6.80
Net increase (decrease) from investment operations	4.84	4.98	2.34	(8.59)	7.04
Distributions to Shareholders from:
Net investment income	(0.44)	(0.43)	(0.48)	(0.33)	(0.13)
Net realized gain from investments	(1.23)	(0.47)	—	(0.32)	—
Total distributions	(1.67)	(0.90)	(0.48)	(0.65)	(0.13)
Net asset value, end of year	$30.48	$27.31	$23.23	$21.37	$30.61
Total Return	19.22%	21.69%	10.85%	(28.63)%	29.74%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$155,512	$221,263	$202,018	$196,666	$408,864
Expenses to average net assets	1.15%	1.14%	1.14%	1.10%	1.12%
Expenses to average net assets (net of fees waived/reimbursed)	1.15%	1.14%	1.14%	1.10%	1.12%
Net investment income to average net assets	1.48%	1.48%	1.27%	1.28%	0.83%
Portfolio turnover rate	25%	22%	18%	16%	14%

(1)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Fiscal Years Ended October 31

	International Developed Markets Equity Portfolio Institutional Class
	2025	2024	2023	2022(1)
Net asset value, beginning of year	$13.58	$11.30	$10.34	$10.00
Increase (Decrease) in Net Assets from Operations
Net investment income(2)	0.24	0.21	0.24	0.01
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	1.70	2.28	0.76	0.33
Net increase (decrease) from investment operations	1.94	2.49	1.00	0.34
Distributions to Shareholders from:
Net investment income	(0.23)	(0.21)	(0.02)	—
Net realized gain from investments	—	—	(0.02)	—
Total distributions	(0.23)	(0.21)	(0.04)	—
Net asset value, end of year	$15.29	$13.58	$11.30	$10.34
Total Return	14.61%	22.17%	9.64%	3.40%(A)
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$98,207	$96,805	$82,587	$1,987
Expenses to average net assets	0.97%	0.98%	1.09%	23.52%(B)
Expenses to average net assets (net of fees waived/reimbursed)	0.80%	0.79%	0.80%	0.80%(B)
Net investment income to average net assets	1.67%	1.63%	1.96%	1.00%(B)
Portfolio turnover rate	28%	28%	25%	3%(A)

(A)	Not Annualized.
(B)	Annualized.
(1)	For the period from September 28, 2022 (commencement of operations) through October 31, 2022.
(2)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Fiscal Years Ended October 31

	International Small Companies Portfolio Institutional Class
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$17.78	$15.56	$15.20	$22.80	$17.14
Increase (Decrease) in Net Assets from Operations
Net investment income(1)	0.22	0.19	0.19	0.15	0.06
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	1.11	2.23	0.52	(7.07)	5.63
Net increase (decrease) from investment operations	1.33	2.42	0.71	(6.92)	5.69
Distributions to Shareholders from:
Net investment income	(0.22)	(0.20)	(0.12)	(0.07)	(0.03)
Net realized gain from investments	—	—	(0.23)	(0.61)	—
Total distributions	(0.22)	(0.20)	(0.35)	(0.68)	(0.03)
Net asset value, end of year	$18.89	$17.78	$15.56	$15.20	$22.80
Total Return	7.66%	15.57%	4.51%	(31.20)%	33.16%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$196,529	$320,175	$332,794	$457,624	$549,895
Expenses to average net assets	1.16%	1.18%	1.15%	1.11%	1.16%
Expenses to average net assets (net of fees waived/reimbursed)	1.13%	1.14%	1.15%	1.11%	1.14%
Net investment income to average net assets	1.23%	1.07%	1.11%	0.84%	0.29%
Portfolio turnover rate	31%	17%	37%	24%	13%

(1)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Fiscal Years Ended October 31

	International Small Companies Portfolio Institutional Class Z
	2025	2024	2023(1)
Net asset value, beginning of year	$17.80	$15.58	$17.03
Increase (Decrease) in Net Assets from Operations
Net investment income(2)	0.23	0.21	0.24
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	1.12	2.24	(1.69)
Net increase (decrease) from investment operations	1.35	2.45	(1.45)
Distributions to Shareholders from:
Net investment income	(0.24)	(0.23)	—
Net asset value, end of year	$18.91	$17.80	$15.58
Total Return	7.79%	15.73%	(8.51)%(A)
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$51,569	$104,359	$108,249
Expenses to average net assets	1.08%	1.07%	1.14%(B)
Expenses to average net assets (net of fees waived/reimbursed)	1.01%	1.00%	1.01%(B)
Net investment income to average net assets	1.31%	1.21%	1.41%(B)
Portfolio turnover rate	31%	17%	37%(A)

(A)	Not Annualized.
(B)	Annualized.
(1)	For the period from April 4, 2023 (commencement of class) through October 31, 2023.
(2)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Fiscal Years Ended October 31

	International Small Companies Portfolio Investor Class
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$17.56	$15.38	$15.00	$22.51	$16.94
Increase (Decrease) in Net Assets from Operations
Net investment income(1)	0.20	0.16	0.16	0.10	—(2)
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	1.08	2.20	0.52	(6.99)	5.58
Net increase (decrease) from investment operations	1.28	2.36	0.68	(6.89)	5.58
Distributions to Shareholders from:
Net investment income	(0.19)	(0.18)	(0.06)	(0.01)	(0.01)
Net realized gain from investments	—	—	(0.24)	(0.61)	—
Total distributions	(0.19)	(0.18)	(0.30)	(0.62)	(0.01)
Net asset value, end of year	$18.65	$17.56	$15.38	$15.00	$22.51
Total Return	7.46%	15.34%	4.35%	(31.39)%	32.84%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$18,902	$29,830	$28,426	$30,361	$49,757
Expenses to average net assets	1.53%	1.50%	1.50%	1.44%	1.50%
Expenses to average net assets (net of fees waived/reimbursed)	1.31%	1.29%	1.30%	1.37%	1.40%
Net investment income to average net assets	1.11%	0.91%	0.97%	0.54%	0.01%
Portfolio turnover rate	31%	17%	37%	24%	13%

(1)	Net investment income per share was calculated using the average shares outstanding method.
(2)	Amount was less than $0.005 per share.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Fiscal Years Ended October 31

	Institutional Emerging Markets Portfolio Institutional Class (Formerly Class I)
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$19.68	$16.78	$15.97	$25.59	$21.23
Increase (Decrease) in Net Assets from Operations
Net investment income(1)	0.24	0.23	0.24	0.19	0.09
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	3.50	2.93	0.74	(9.63)	4.37
Net increase (decrease) from investment operations	3.74	3.16	0.98	(9.44)	4.46
Distributions to Shareholders from:
Net investment income	(0.26)	(0.26)	(0.17)	(0.18)	(0.10)
Net realized gain from investments	(2.09)	—	—	—	—
Total distributions	(2.35)	(0.26)	(0.17)	(0.18)	(0.10)
Net asset value, end of year	$21.07	$19.68	$16.78	$15.97	$25.59
Total Return	22.14%	18.95%	6.07%	(37.14)%	21.03%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$233,583	$597,470	$1,709,335	$2,302,000	$5,774,486
Expenses to average net assets	1.16%	1.16%	1.16%	1.12%	1.22%
Expenses to average net assets (net of fees waived/reimbursed)	1.06%	1.06%	1.09%	1.10%	1.15%
Net investment income to average net assets	1.33%	1.28%	1.32%	0.91%	0.33%
Portfolio turnover rate	25%	30%	27%	24%	13%

(1)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Fiscal Years Ended October 31

	Institutional Emerging Markets Portfolio Institutional Class Z (Formerly Class II)
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$19.75	$16.83	$16.02	$25.65	$21.28
Increase (Decrease) in Net Assets from Operations
Net investment income(1)	0.25	0.27	0.24	0.21	0.11
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	3.53	2.91	0.76	(9.66)	4.38
Net increase (decrease) from investment operations	3.78	3.18	1.00	(9.45)	4.49
Distributions to Shareholders from:
Net investment income	(0.28)	(0.26)	(0.19)	(0.18)	(0.12)
Net realized gain from investments	(2.09)	—	—	—	—
Total distributions	(2.37)	(0.26)	(0.19)	(0.18)	(0.12)
Net asset value, end of year	$21.16	$19.75	$16.83	$16.02	$25.65
Total Return	22.28%	19.07%	6.15%	(37.07)%	21.11%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$20,052	$55,338	$150,323	$362,413	$719,400
Expenses to average net assets	1.09%	1.05%	1.07%	1.04%	1.13%
Expenses to average net assets (net of fees waived/reimbursed)	0.96%	0.95%	0.99%	1.00%	1.07%
Net investment income to average net assets	1.38%	1.45%	1.34%	1.04%	0.41%
Portfolio turnover rate	25%	30%	27%	24%	13%

(1)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Fiscal Years Ended October 31

	Emerging Markets Portfolio Advisor Class
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$43.43	$37.92	$38.69	$66.93	$55.48
Increase (Decrease) in Net Assets from Operations
Net investment income(1)	0.50	0.54	0.49	0.44	0.12
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	7.78	6.25	2.20	(23.60)	11.55
Net increase (decrease) from investment operations	8.28	6.79	2.69	(23.16)	11.67
Distributions to Shareholders from:
Net investment income	(0.66)	(0.59)	(0.34)	(0.36)	(0.22)
Net realized gain from investments	(5.28)	(0.69)	(3.12)	(4.72)	—
Total distributions	(5.94)	(1.28)	(3.46)	(5.08)	(0.22)
Net asset value, end of year	$45.77	$43.43	$37.92	$38.69	$66.93
Total Return	22.67%	18.18%	6.53%	(37.18)%	21.04%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$450,082	$577,028	$999,992	$1,397,761	$3,813,331
Expenses to average net assets	1.19%	1.21%	1.23%	1.19%	1.31%
Expenses to average net assets (net of fees waived/reimbursed)	1.15%	1.21%	1.23%	1.19%	1.28%
Net investment income to average net assets	1.26%	1.32%	1.18%	0.87%	0.18%
Portfolio turnover rate	16%	32%	31%	33%	15%

(1)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Fiscal Years Ended October 31

	Emerging Markets ex China Portfolio Institutional Class
	2025	2024	2023	2022(1)
Net asset value, beginning of year	$11.27	$9.95	$9.77	$10.00
Increase (Decrease) in Net Assets from Operations
Net investment income(2)	0.19	0.16	0.19	0.01
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	1.53	1.53	0.03	(0.24)
Net increase (decrease) from investment operations	1.72	1.69	0.22	(0.23)
Distributions to Shareholders from:
Net investment income	(0.16)	(0.19)	(0.04)	—
Net realized gain from investments	—	(0.18)	—	—
Total distributions	(0.16)	(0.37)	(0.04)	—
Net asset value, end of year	$12.83	$11.27	$9.95	$9.77
Total Return	15.54%	17.05%	2.30%	(2.30)%(A)
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,941	$3,490	$3,307	$3,039
Expenses to average net assets	4.42%	4.01%	5.71%	13.55%(B)
Expenses to average net assets (net of fees waived/reimbursed)	1.04%	1.05%	1.08%	1.10%(B)
Net investment income to average net assets	1.68%	1.39%	1.75%	0.99%(B)
Portfolio turnover rate	13%	42%	25%	1%(A)

(A)	Not Annualized.
(B)	Annualized.
(1)	For the period from September 14, 2022 (commencement of operations) through October 31, 2022.
(2)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Fiscal Years Ended October 31

	Chinese Equity Portfolio Institutional Class
	2025	2024	2023	2022	2021(1)
Net asset value, beginning of year	$5.49	$5.21	$5.02	$9.36	$10.00
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)(2)	0.07	0.06	0.02	0.02	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	1.34	0.26	0.19	(4.33)	(0.62)
Net increase (decrease) from investment operations	1.41	0.32	0.21	(4.31)	(0.64)
Distributions to Shareholders from:
Net investment income	(0.06)	(0.04)	(0.02)	(0.03)	—
Net asset value, end of year	$6.84	$5.49	$5.21	$5.02	$9.36
Total Return	26.01%	6.15%	4.18%	(46.20)%	(6.40)%(A)
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,522	$2,873	$2,683	$2,600	$3,942
Expenses to average net assets	4.36%	4.18%	4.15%	4.01%	7.00%(B)
Expenses to average net assets (net of fees waived/reimbursed)	1.14%	1.15%	1.15%	1.15%	1.15%(B)
Net investment income (loss) to average net assets	1.26%	1.21%	0.33%	0.27%	(0.23)%(B)
Portfolio turnover rate	25%	31%	24%	42%	17%(A)

(A)	Not Annualized.
(B)	Annualized.
(1)	For the period from December 16, 2020 (commencement of operations) through October 31, 2021.
(2)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Fiscal Years Ended October 31

	Frontier Emerging Markets Portfolio Institutional Class (Formerly Class I)
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.27	$6.68	$6.80	$8.97	$6.92
Increase (Decrease) in Net Assets from Operations
Net investment income(1)	0.24	0.16	0.15	0.14	0.06
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	0.79	1.56	(0.11)	(2.24)	2.12
Net increase (decrease) from investment operations	1.03	1.72	0.04	(2.10)	2.18
Distributions to Shareholders from:
Net investment income	(0.15)	(0.13)	(0.16)	(0.07)	(0.13)
Net asset value, end of year	$9.15	$8.27	$6.68	$6.80	$8.97
Total Return	12.74%	26.00%	0.41%	(23.56)%	31.74%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$56,549	$61,850	$57,367	$74,804	$96,905
Expenses to average net assets	1.45%	1.58%	1.74%	1.60%	1.64%
Expenses to average net assets (net of fees waived/reimbursed)	1.44%	1.58%	1.74%	1.60%	1.64%
Net investment income to average net assets	2.92%	2.11%	2.16%	1.85%	0.75%
Portfolio turnover rate	29%	16%	26%	18%	30%

(1)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Fiscal Years Ended October 31

	Frontier Emerging Markets Portfolio Institutional Class Z (Formerly Class II)
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.37	$6.76	$6.85	$9.03	$6.95
Increase (Decrease) in Net Assets from Operations
Net investment income(1)	0.26	0.19	0.17	0.17	0.09
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	0.81	1.56	(0.10)	(2.27)	2.13
Net increase (decrease) from investment operations	1.07	1.75	0.07	(2.10)	2.22
Distributions to Shareholders from:
Net investment income	(0.16)	(0.14)	(0.16)	(0.08)	(0.14)
Net asset value, end of year	$9.28	$8.37	$6.76	$6.85	$9.03
Total Return	13.06%	26.13%	0.97%	(23.44)%	32.18%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$71,615	$63,436	$51,828	$90,188	$117,689
Expenses to average net assets	1.36%	1.52%	1.65%	1.52%	1.55%
Expenses to average net assets (net of fees waived/reimbursed)	1.25%	1.31%	1.35%	1.35%	1.35%
Net investment income to average net assets	3.10%	2.42%	2.45%	2.13%	1.05%
Portfolio turnover rate	29%	16%	26%	18%	30%

(1)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Fiscal Years Ended October 31

	Frontier Emerging Markets Portfolio Investor Class
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.23	$6.66	$6.76	$8.92	$6.88
Increase (Decrease) in Net Assets from Operations
Net investment income(1)	0.21	0.13	0.14	0.11	0.03
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	0.80	1.55	(0.12)	(2.23)	2.11
Net increase (decrease) from investment operations	1.01	1.68	0.02	(2.12)	2.14
Distributions to Shareholders from:
Net investment income	(0.12)	(0.11)	(0.12)	(0.04)	(0.10)
Net asset value, end of year	$9.12	$8.23	$6.66	$6.76	$8.92
Total Return	12.48%	25.43%	0.18%	(23.84)%	31.14%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$4,438	$5,401	$5,743	$6,692	$9,542
Expenses to average net assets	2.21%	2.34%	2.36%	2.15%	2.14%
Expenses to average net assets (net of fees waived/reimbursed)	1.75%	1.92%	2.00%	2.00%	2.00%
Net investment income to average net assets	2.53%	1.74%	1.94%	1.45%	0.35%
Portfolio turnover rate	29%	16%	26%	18%	30%

(1)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Notes to Financial Statements

October 31, 2025

1. Organization
Harding, Loevner Funds, Inc. (the “Fund”) was established as a Maryland corporation on July 31, 1996, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Harding Loevner LP (“Harding Loevner” or the “Adviser”) serves as investment adviser to the Fund. The Fund currently has nine separate diversified portfolios, all of which were active as of October 31, 2025 (individually, a “Portfolio”, collectively, the “Portfolios”).

Portfolio	Inception Date	Investment Objective
Global Equity Portfolio (“Global Equity”)	Institutional Class: November 3, 2009 Institutional Class Z: August 1, 2017 Advisor Class: December 1, 1996	to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States
International Equity Portfolio (“International Equity”)	Institutional Class: May 11, 1994* Institutional Class Z: July 17, 2017 Investor Class: September 30, 2005	to seek long-term capital appreciation through investments in equity securities of companies based outside the United States
International Developed Markets Equity Portfolio (“International Developed Markets Equity”)	Institutional Class: September 28, 2022	to seek long-term capital appreciation through investments in equity securities of companies based in developed markets outside the United States
International Small Companies Portfolio (“International Small Companies”)	Institutional Class: June 30, 2011 Investor Class: March 26, 2007 Institutional Class Z: April 4, 2023	to seek long-term capital appreciation through investments in equity securities of small companies based outside the United States
Institutional Emerging Markets Portfolio (“Institutional Emerging Markets”)	Institutional Class (Formerly Class I): October 17, 2005 Institutional Class Z (Formerly Class II): March 5, 2014	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets
Emerging Markets Portfolio (“Emerging Markets”)	Advisor Class: November 9, 1998	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets
Emerging Markets ex China Portfolio (“Emerging Markets ex China”)	Institutional Class: September 14, 2022	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets
Chinese Equity Portfolio (“Chinese Equity”)	Institutional Class: December 16, 2020	to seek long-term capital appreciation through investments in equity securities of Chinese companies
Frontier Emerging Markets Portfolio (“Frontier Emerging Markets”)	Institutional Class (Formerly Class I): May 27, 2008 Institutional Class Z (Formerly Class II): March 1, 2017 Investor Class: December 31, 2010	to seek long-term capital appreciation through investments in equity securities of companies based in frontier and smaller emerging markets
* The International Equity Portfolio is the successor to the HLM International Equity Portfolio of AMT Capital Fund, Inc., pursuant to a reorganization that took place on October 31, 1996.
2. Summary of Significant Accounting Policies
The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States (“GAAP”) for investment companies. Accordingly, the Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services - Investment Companies”. The following is a summary of the Fund’s significant accounting policies:
Estimates
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Cash and Foreign Currencies
The books and records of the Portfolios are maintained in U.S. dollars. Cash comprises U.S. Dollar and foreign currency deposits held at a bank(s) or custodian bank(s) which may exceed insured limits. In the event of the financial institution's insolvency, recovery of a Portfolio's cash may be limited to the insurance afforded by Federal Deposit Insurance Corporation (“FDIC”) or Securities Investor Protection Corporation (“SIPC”).

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2025

2. Summary of Significant Accounting Policies (continued)
Valuation
The Board of Directors of the Fund (the “Board” or the “Directors”) has approved procedures (“Procedures”) to govern the valuation of the securities held by each Portfolio of the Fund in accordance with the 1940 Act and Rule 2a-5 thereunder. The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission (“SEC”) and its staff, including guidance on the obligations of the Portfolios and their Directors to determine, in good faith, the fair value of the Portfolios’ securities when market quotations are not "readily available", as defined by Rule 2a-5.
In determining a Portfolio’s net asset value per share (“NAV”), each equity security traded on a securities exchange, including the NASDAQ Stock Market, and over-the-counter securities, are valued at the closing price on the exchange or market designated by the Fund’s accounting agent as the principal exchange (each, a “principal exchange”). The closing price provided by the Fund’s accounting agent for a principal exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for a security from the principal exchange as of the time of valuation, the security can be valued using (i) the last trade from the current date; (ii) the most recent mean or bid quotation on the principal exchange (dependent upon local exchange or market convention); or (iii) the closing, mean, or bid price on another exchange on which the security is traded (if such price is available from a Fund’s accounting agent). Shares of open-end mutual funds including money market funds are valued at NAV. Such securities are typically categorized as “Level 1” pursuant to the hierarchy described below.
Since trading in many foreign securities is normally completed before the time at which a Portfolio calculates its NAV, the effect on the value of such securities held by a Portfolio of events that occur between the close of trading in the security and the time at which the Portfolio prices its securities would not be reflected in the Portfolio’s calculation of its NAV if foreign securities were generally valued at their closing prices. To address this issue, the Board has approved the daily use of quantitative models provided by an approved pricing service that may adjust the closing prices of certain foreign equity securities based on information that becomes available after the foreign market closes, through the application of an adjustment factor to such securities’ closing price. Adjustment factors may be greater than, less than, or equal to 1. Thus, use of these quantitative models could cause a Portfolio to value a security higher, lower or equal to its closing market price, which in turn could cause the Portfolio’s NAV per share to differ significantly from that which would have been calculated using closing market prices. The use of these quantitative models is also intended to decrease the opportunities for persons to engage in ‘‘time zone arbitrage,’’ i.e., trading intended to take advantage of stale closing prices in foreign markets that could affect the NAV of the Portfolios. Securities subjected to an adjustment factor due to the use of these quantitative models are not specifically designated on the Portfolios’ Portfolio of Investments as being “fair valued”. Securities with an adjustment factor greater than or less than 1, which are absent the use of significant unobservable inputs into their valuation, are categorized as “Level 2” and securities with an adjustment factor equal to 1, which are absent the use of significant unobservable inputs into their valuation, are categorized as “Level 1” pursuant to the hierarchy described below.
Any securities for which market quotations are not “readily available”, as defined by Rule 2a-5, are priced by the Adviser, as valuation designee, at “fair value as determined in good faith”, pursuant to Rule 2a-5 and in accordance with the Procedures and under the general supervision of the Board of Directors. Such securities are identified on the Portfolios’ Portfolio of Investments as securities valued at “fair value as determined in good faith” and absent the use of significant unobservable inputs into their valuation, such securities would be categorized as “Level 2” pursuant to the hierarchy described below.
Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board of Directors. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as "Level 3" in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.
GAAP has established a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Portfolio’s assets or liabilities. GAAP defines fair value as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Such risks include the inherent risk in a particular valuation technique which is used to measure fair value. This may include the quantitative models and/or the inputs to the quantitative models used in the valuation technique described above. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2025

2. Summary of Significant Accounting Policies (continued)
developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 unadjusted quoted prices in active markets for identical assets
Level 2 other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
Valuation levels are not necessarily an indication of the risk associated with investing in those securities.
GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.
The following is a summary of the Portfolios’ investments classified by Level 1, Level 2 and Level 3 and security type as of October 31, 2025. Please refer to each Portfolio’s Portfolio of Investments to view individual securities classified by industry type and country.

Portfolio	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Global Equity
Common Stocks	$379,293,414	$184,690,354	$—	$563,983,768
Short Term Investments	11,506,429	—	—	11,506,429
Total Investments	$390,799,843	$184,690,354	$—	$575,490,197

International Equity
Common Stocks	$2,961,877,623	$9,387,704,844	$—	$12,349,582,467
Short Term Investments	319,292,484	—	—	319,292,484
Total Investments	$3,281,170,107	$9,387,704,844	$—	$12,668,874,951

International Developed Markets Equity
Common Stocks	$17,075,039	$78,249,665	$—	$95,324,704
Short Term Investments	1,584,600	—	—	1,584,600
Total Investments	$18,659,639	$78,249,665	$—	$96,909,304

International Small Companies
Common Stocks	$19,579,657	$243,673,104	$—	$263,252,761
Short Term Investments	3,554,982	—	—	3,554,982
Total Investments	$23,134,639	$243,673,104	$—	$266,807,743

Institutional Emerging Markets
Common Stocks	$30,342,506	$208,677,360	$— ‡	$239,019,866
Preferred Stocks	4,331,716	857,213	—	5,188,929
Short Term Investments	6,166,658	—	—	6,166,658
Total Investments	$40,840,880	$209,534,573	$—	$250,375,453

Emerging Markets
Common Stocks	$54,211,841	$373,025,276	$— ‡	$427,237,117
Preferred Stocks	7,736,546	1,538,327	—	9,274,873
Short Term Investments	17,050,408	—	—	17,050,408
Total Investments	$78,998,795	$374,563,603	$—	$453,562,398

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2025

2. Summary of Significant Accounting Policies (continued)

Portfolio	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Emerging Markets ex China
Short Term Investments	$3,712,658	$—	$—	$3,712,658
Total Investments	$3,712,658	$—	$—	$3,712,658

Chinese Equity
Short Term Investments	$3,545,453	$—	$—	$3,545,453
Total Investments	$3,545,453	$—	$—	$3,545,453

Frontier Emerging Markets
Common Stocks	$15,042,084	$108,733,699	$—	$123,775,783
Preferred Stocks	5,099,917	—	—	5,099,917
Participation Notes	—	872,980	—	872,980
Short Term Investments	2,976,177	—	—	2,976,177
Total Investments	$23,118,178	$109,606,679	$—	$132,724,857

‡	Investments categorized as level 3 securities that are effectively valued at zero.
As of October 31, 2025, there were investments related to one company held within the Portfolios, all of which were effectively valued at zero due to the inability of the Portfolios to transact in these investments and the lack of visibility on when the Portfolios may do so. All of these factors are related to the Russian invasion of Ukraine and responses to that event. The value of these securities compared to each Portfolio's net assets is not material and therefore, related valuation techniques are not disclosed.
Securities Transactions and Net Investment Income
For financial reporting purposes, all securities transactions are recorded on a trade date basis, as of the last business day in the reporting period. Throughout the reporting period, securities transactions are typically accounted for on a trade date – plus one business day basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence. The Portfolios use the specific identification method for determining realized gains or losses from sales of securities.
Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.
Dividends to Shareholders
It is the policy of the Portfolios to declare dividends from net investment income annually. Net short-term and long-term capital gains distributions for the Portfolios, if any, are also normally distributed on an annual basis. Dividends and distributions to shareholders of the Portfolios are recorded on the ex-dividend date.
Dividends from net investment income and distributions from net realized gains from investment transactions have been determined in accordance with income tax regulations and may differ from net investment income and realized gains recorded by the Portfolios for financial reporting purposes. Differences result primarily from foreign currency transactions and timing differences related to recognition of income, and gains and losses from investment transactions. In general, to the extent that any differences, which are permanent in nature, result in over distributions to shareholders, the amount of the over distribution is reclassified within the capital accounts based on its federal tax basis treatment and may be reported as return of capital. Temporary differences do not require reclassification.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2025

2. Summary of Significant Accounting Policies (continued)
Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of the Portfolios’ securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the “Net realized gain (loss) on investment transactions” and “Change in unrealized appreciation (depreciation) on investments” on the Statements of Operations.
Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.
Indemnifications
Under the Fund’s organizational document, its officers and Board are indemnified against certain liability arising out of the performance of their duties to the Portfolios. In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
3.  Transactions with Affiliates and Significant Agreements
The Board has approved an investment advisory agreement with the Adviser. Advisory fees are computed daily and paid monthly based on the average daily net assets of each Portfolio. The Adviser has contractually agreed to reduce its fee and/or reimburse the Portfolios for other operating expenses to the extent that total annual fund operating expenses, (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses) exceed certain annual rates of the average daily net assets of each class.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2025

3. Transactions with Affiliates and Significant Agreements (continued)
The following annualized advisory fees and contractual expense limits were in effect for the year ended October 31, 2025. The advisory fees are charged at the Portfolio level as a whole and expense limitations are at the class specific level.

Portfolio	First $1 billion of assets	Next $1 billion of assets	Next $1 billion of assets	Over $3 billion of assets	Over $4 billion of assets	Over $5 billion of assets	Contractual Expense Limit(a)
Global Equity–Institutional Class	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.85%
Global Equity–Institutional Class Z	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.75%
Global Equity–Advisor Class	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	1.15%
International Equity–Institutional Class	0.75%	0.73%	0.71%	0.69%	0.67%	0.65%	0.85%
International Equity–Institutional Class Z	0.75%	0.73%	0.71%	0.69%	0.67%	0.65%	0.75%
International Equity–Investor Class	0.75%	0.73%	0.71%	0.69%	0.67%	0.65%	1.15%
International Developed Markets Equity–Institutional Class	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.80%
International Small Companies–Institutional Class(b)	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	1.10%(c), (d)
International Small Companies–Institutional Class Z(b)	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	1.00%
International Small Companies–Investor Class(b)	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	1.30%
Institutional Emerging Markets–Institutional Class	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	1.05%
Institutional Emerging Markets–Institutional Class Z	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.95%
Emerging Markets–Advisor Class	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	1.15%
Emerging Markets ex China–Institutional Class	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	1.05%
Chinese Equity–Institutional Class	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	1.15%
Frontier Emerging Markets–Institutional Class(e)	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.45%
Frontier Emerging Markets–Institutional Class Z(e)	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.25%
Frontier Emerging Markets–Investor Class(e)	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.75%

(a)	Effective through February 28, 2026 for each Portfolio except International Small Companies - Institutional Class.
(b)	Prior to July 1, 2025, International Small Companies advisory fee was 0.95% of all assets.
(c)	Prior to July 1, 2025, the Adviser had contractually agreed to cap the expenses for the International Small Companies Portfolio - Institutional Class at 1.15%.
(d)	Effective through February 28, 2027.
(e)	Prior to July 1, 2025, Frontier Emerging Markets advisory fee was 1.15% of all assets.
For the year ended October 31, 2025, the Investment Adviser Adviser waived and/or reimbursed the following amounts pursuant to the contractual expense limits described above:

Portfolio	Fees waived and/or reimbursed by the Adviser
Global Equity-Institutional Class	$61,342
Global Equity-Institutional Class Z	65,437
International Equity-Investor Class	6,832
International Developed Markets Equity-Institutional Class	167,843
International Small Companies-Institutional Class	66,428
International Small Companies-Institutional Class Z	52,451
International Small Companies-Investor Class	55,244
Institutional Emerging Markets-Institutional Class	359,086
Institutional Emerging Markets-Institutional Class Z	43,943
Emerging Markets-Advisor Class	169,538
Emerging Markets ex China-Institutional Class	118,524
Chinese Equity-Institutional Class	97,261
Frontier Emerging Markets-Institutional Class	5,436
Frontier Emerging Markets-Institutional Class Z	73,800
Frontier Emerging Markets-Investor Class	21,086

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2025

3. Transactions with Affiliates and Significant Agreements (continued)
The Fund has an administration agreement with The Northern Trust Company (“Northern Trust”), which provides certain accounting, clerical and bookkeeping services, Blue Sky, corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the SEC.
Northern Trust also serves as custodian of each Portfolio’s securities and cash, transfer agent, dividend disbursing agent and agent in connection with any accumulation, open-account or similar plans provided to the shareholders of the Portfolios.
Foreside Management Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group), provides compliance support to the Fund’s Chief Compliance Officer. Fees paid pursuant to these services are shown as “Compliance officers’ fees and expenses” on the Statements of Operations.
The Fund has adopted an Amended Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (“Distribution Plan”). Under the Distribution Plan, the Investor Class of each of the International Equity, International Small Companies and Frontier Emerging Markets Portfolios may pay underwriters, distributors, dealers or brokers a fee at an annual rate of up to 0.25% of the average daily net assets of the Portfolio’s Investor Class shares for services or expenses arising in connection with activities primarily intended to result in the sale of Investor Class shares of the Portfolios or for Shareholder Services (defined below) consistent with those described under the Shareholder Servicing Plan.
The Fund, on behalf of the Portfolios, has agreements with various financial intermediaries and “mutual fund supermarkets”, under which customers of these intermediaries may purchase and hold Portfolio shares. These intermediaries assess fees in consideration for providing certain account maintenance, recordkeeping and transactional and other shareholder services (collectively, “Shareholder Services”). With the exception of Institutional Class Z, each Portfolio or class is authorized, pursuant to a Shareholder Servicing Plan, to pay to each intermediary an annual rate of up to 0.25% of its average daily net assets attributable to that intermediary for such Shareholder Services. Payments made by the Fund pursuant to the Distribution Plan or the Shareholder Servicing Plan are subject to the contractual expense limits on certain Portfolios’ fees and expenses. Where shareholder servicing fees to a financial intermediary exceed the amounts allowable under the Shareholder Servicing Plan, such excess amounts are paid by the Adviser from its own resources.
The Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended October 31, 2025, no Rule 17a-7 transactions were entered into by the Portfolios.
4. Class Specific Expenses
The class level expenses for the year ended October 31, 2025, were as follows for each Portfolio:

Portfolio	Distribution Fees	State Registration Filing Fees	Printing and Postage Fees	Transfer Agent Fees and Expenses	Shareholder Servicing Fees
Global Equity–Institutional Class	$ —	$19,255	$6,898	$1,478	$311,670
Global Equity–Institutional Class Z	—	18,544	2,383	714	—
Global Equity–Advisor Class	—	18,367	3,445	902	43,225
International Equity–Institutional Class	—	60,852	225,184	79,560	9,848,914
International Equity–Institutional Class Z	—	22,313	39,829	15,261	—
International Equity–Investor Class	533,548	22,381	39,274	15,038	304,224
International Developed Markets Equity–Institutional Class	—	24,761	15,579	666	119,626
International Small Companies–Institutional Class	—	23,075	29,086	509	229,673
International Small Companies–Institutional Class Z	—	19,079	3,247	508	—
International Small Companies–Investor Class	64,666	17,975	5,700	725	35,788
Institutional Emerging Markets–Institutional Class	—	23,353	4,735	2,662	485,643
Institutional Emerging Markets–Institutional Class Z	—	19,601	2,801	652	—
Emerging Markets–Advisor Class	—	31,365	4,825	5,397	819,605
Emerging Markets ex China–Institutional Class	—	32,996	1,319	338	1,184
Chinese Equity–Institutional Class	—	25,930	1,351	558	953
Frontier Emerging Markets–Institutional Class	—	18,027	5,340	822	45,888
Frontier Emerging Markets–Institutional Class Z	—	18,108	2,089	215	—
Frontier Emerging Markets–Investor Class	11,404	17,819	3,247	514	7,120

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2025

5. Investment Transactions
Cost of purchases and proceeds from sales of investment securities, other than short-term investments and in-kind transactions, for the year ended October 31, 2025, were as follows for each Portfolio:

Portfolio	Purchase Cost of Investment Securities	Proceeds from Sales of Investment Securities
Global Equity	$168,181,510	$404,231,044
International Equity	3,053,020,117	5,537,533,812
International Developed Markets Equity	26,553,245	38,161,725
International Small Companies	104,919,250	294,896,355
Institutional Emerging Markets	98,638,655	538,990,765
Emerging Markets	74,771,557	287,556,480
Emerging Markets ex China	397,311	4,337,609
Chinese Equity	669,050	4,184,338
Frontier Emerging Markets	36,414,817	44,535,391
6. In-Kind Redemptions
During the year ended October 31, 2025, the International Equity Portfolio delivered portfolio securities rather than cash in exchange for the redemption of shares for certain investors (in-kind redemptions). These investors received readily marketable securities that were valued on the redemption date using the same method employed in calculating the Portfolio's NAV per share. The International Equity Portfolio had in-kind redemptions of approximately $216,253,046 and 7,189,454 shares. The redemption amounts are included in “Net increase (decrease) in net assets from portfolio share transactions” on the Statements of Changes in Net Assets. Net gain of approximately $87,413,776 on the securities resulting from such in-kind redemptions are included under “Net realized gain (loss)” in the Statements of Operations. For financial reporting purposes, these transactions are treated as sales of securities and the resulting gains and losses are recognized based on the market value of the securities on the date of the redemption. For tax purposes, no gains or losses are recognized.
7. Capital Share Transactions
Transactions in capital shares for the year ended October 31, 2025, were as follows for each Portfolio:

	Shares Sold	Proceeds From Shares Sold	Shares From Reinvested Dividends	Reinvestment of Dividends	Shares Redeemed	Payments for Shares Redeemed	Net Increase (Decrease) in Shares	Net Increase (Decrease) in Net Assets
Global Equity
Institutional Class	934,801	$33,315,403	2,367,632	$80,239,059	(5,439,319)	$ (219,959,475)	(2,136,886)	$ (106,405,013)
Institutional Class Z	221,605	7,904,302	1,281,097	43,441,993	(774,532)	(30,954,541)	728,170	20,391,754
Advisor Class	33,310	1,297,927	174,118	5,860,821	(322,161)	(11,448,227)	(114,733)	(4,289,479)
International Equity
Institutional Class	46,422,885	1,248,455,194	22,306,409	544,276,393	(124,659,045)	(3,324,058,271)	(55,929,751)	(1,531,326,684)
Institutional Class Z	10,011,946	269,213,594	6,286,298	153,197,073	(22,421,834)	(638,331,282)	(6,123,590)	(215,920,615)
Investor Class	1,988,153	53,976,491	534,241	13,056,838	(5,520,386)	(157,335,887)	(2,997,992)	(90,302,558)
International Developed Markets Equity
Institutional Class	1,257,986	17,561,060	119,688	1,536,800	(2,084,940)	(29,421,700)	(707,266)	(10,323,840)
International Small Companies
Institutional Class	2,438,422	43,434,935	202,413	3,339,818	(10,250,640)	(177,442,365)	(7,609,805)	(130,667,612)
Institutional Class Z	1,481,828	25,078,881	90,358	1,490,911	(4,708,918)	(85,342,643)	(3,136,732)	(58,772,851)
Investor Class	293,576	5,292,743	18,546	302,864	(997,059)	(17,993,337)	(684,937)	(12,397,730)
Institutional Emerging Markets
Institutional Class	4,067,307	68,779,483	2,982,969	49,934,899	(26,329,618)	(469,541,890)	(19,279,342)	(350,827,508)
Institutional Class Z	66,438	1,240,599	200,512	3,368,594	(2,121,244)	(40,147,994)	(1,854,294)	(35,538,801)
Emerging Markets
Advisor Class	1,544,896	57,643,723	1,908,092	69,130,169	(6,907,464)	(268,311,287)	(3,454,476)	(141,537,395)
Emerging Markets ex China
Institutional Class	—	—	4,535	48,839	(7,017)	(79,981)	(2,482)	(31,142)
Chinese Equity
Institutional Class	30,669	212,261	5,893	31,290	(44,157)	(295,856)	(7,595)	(52,305)

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2025

7. Capital Share Transactions (continued)
	Shares Sold	Proceeds From Shares Sold	Shares From Reinvested Dividends	Reinvestment of Dividends	Shares Redeemed	Payments for Shares Redeemed	Net Increase (Decrease) in Shares	Net Increase (Decrease) in Net Assets
Frontier Emerging Markets
Institutional Class	788,745	$6,426,756	132,002	$1,034,891	(2,223,120)	$(18,865,386)	(1,302,373)	$(11,403,739)
Institutional Class Z	23,323	192,567	149,550	1,187,431	(32,057)	(253,416)	140,816	1,126,582
Investor Class	82,139	673,236	9,096	71,310	(260,623)	(2,121,285)	(169,388)	(1,376,739)
Transactions in capital shares for the year ended October 31, 2024, were as follows for each Portfolio:

	Shares Sold	Proceeds From Shares Sold	Shares From Reinvested Dividends	Reinvestment of Dividends	Shares Redeemed	Payments for Shares Redeemed	Net Increase (Decrease) in Shares	Net Increase (Decrease) in Net Assets
Global Equity
Institutional Class	742,819	$30,231,236	95,224	$3,692,780	(9,141,332)	$ (382,307,138)	(8,303,289)	$ (348,383,122)
Institutional Class Z	97,711	3,999,821	39,321	1,526,460	(2,677,643)	(109,146,502)	(2,540,611)	(103,620,221)
Advisor Class	14,663	593,089	1,848	71,313	(113,046)	(4,591,205)	(96,535)	(3,926,803)
International Equity
Institutional Class	52,289,203	1,363,407,662	13,906,960	355,879,114	(140,381,893)	(3,712,687,029)	(74,185,730)	(1,993,400,253)
Institutional Class Z	13,578,166	354,384,338	3,547,022	90,697,342	(21,542,514)	(570,750,516)	(4,417,326)	(125,668,836)
Investor Class	2,095,389	55,303,602	294,238	7,541,313	(2,987,028)	(78,604,626)	(597,401)	(15,759,711)
International Developed Markets Equity
Institutional Class	2,138,193	27,865,797	113,844	1,451,505	(2,428,738)	(32,140,208)	(176,701)	(2,822,906)
International Small Companies
Institutional Class	3,969,731	69,578,867	223,659	3,965,468	(7,564,821)	(133,358,552)	(3,371,431)	(59,814,217)
Institutional Class Z	695,030	12,283,223	91,138	1,615,886	(1,868,719)	(32,875,895)	(1,082,551)	(18,976,786)
Investor Class	294,155	5,120,174	18,393	322,619	(462,174)	(8,076,782)	(149,626)	(2,633,989)
Institutional Emerging Markets
Institutional Class	8,363,033	150,566,724	1,110,614	20,068,811	(80,990,523)	(1,470,804,185)	(71,516,876)	(1,300,168,650)
Institutional Class Z	581,994	10,468,603	91,344	1,655,142	(6,804,089)	(124,244,037)	(6,130,751)	(112,120,292)
Emerging Markets
Advisor Class	3,254,963	130,990,774	737,461	29,645,937	(17,078,590)	(690,059,834)	(13,086,166)	(529,423,123)
Emerging Markets ex China
Institutional Class	—	—	11,097	122,956	(33,735)	(363,963)	(22,638)	(241,007)
Chinese Equity
Institutional Class	55,004	250,272	3,802	19,123	(51,147)	(277,717)	7,659	(8,322)
Frontier Emerging Markets
Institutional Class	1,290,044	9,990,164	140,994	1,039,127	(2,536,042)	(19,687,513)	(1,105,004)	(8,658,222)
Institutional Class Z	325,585	2,395,896	139,059	1,034,600	(560,833)	(4,687,086)	(96,189)	(1,256,590)
Investor Class	40,377	321,475	11,985	88,207	(259,005)	(1,969,972)	(206,643)	(1,560,290)
8. Income Tax
The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments at October 31, 2025, for each of the Portfolios were as follows:

Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)	Cost
Global Equity	$214,746,106	$(11,141,448)	$203,604,658	$371,885,539
International Equity	4,849,802,603	(301,918,950)	4,547,883,653	8,120,991,298
International Developed Markets Equity	20,823,426	(4,300,912)	16,522,514	80,386,843
International Small Companies	71,414,506	(8,260,822)	63,153,684	203,654,059
Institutional Emerging Markets	119,511,764	(67,415,102)	52,096,662	198,278,835

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2025

8. Income Tax (continued)
Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)	Cost
Emerging Markets	$211,781,330	$(38,548,014)	$173,233,316	$280,329,082
Emerging Markets ex China	—	—	—	3,712,658
Chinese Equity	—	—	—	3,545,453
Frontier Emerging Markets	46,630,899	(6,554,003)	40,076,896	92,647,961
It is the policy of each Portfolio to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes; therefore, no federal income tax provision is required.
The Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are recorded. Taxes accrued on unrealized gains are reflected as a liability on the Statements of Assets and Liabilities under the caption “Deferred capital gains tax” and as a reduction in “Distributable earnings”. When assets subject to capital gains tax are sold, accrued taxes are relieved, and the actual amount of the taxes paid is reflected on the Statements of Operations as a reduction in “Net realized gain (loss) on Investment Transactions”. The Portfolios seek to recover a portion of foreign withholding taxes applied to income earned in jurisdictions where favorable treaty rates for US investors are available. The portion of such taxes believed to be recoverable is reflected as an asset on the Statements of Assets and Liabilities under the caption “Tax reclaims receivable”.
Management has performed an analysis of each Portfolio’s tax positions for the open tax years as of October 31, 2025, and has concluded that no provisions for income tax are required. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by major tax jurisdictions, which include the United States, the State of New Jersey and the State of Maryland. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Portfolios. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.
The tax character of distributions paid during the fiscal years ended October 31, 2025 and 2024 were as follows:

	Distributions From
Portfolio	Ordinary Income 2025	Long-Term Capital Gains 2025	Ordinary Income 2024	Long-Term Capital Gains 2024
Global Equity	$2,666,728	$138,361,712*	$3,392,927	$2,219,893**
International Equity	344,540,028	480,266,070*	287,393,635	257,161,744**
International Developed Markets Equity	1,617,645	— *	1,531,614	—
International Small Companies	5,569,935	— *	6,170,245	—
Institutional Emerging Markets	7,304,466	57,873,460*	26,317,129	— **
Emerging Markets	8,081,596	64,860,067*	14,419,282	16,732,490**
Emerging Markets ex China	48,839	—	121,019	1,937
Chinese Equity	31,290	—	19,123	—
Frontier Emerging Markets	2,346,831	—	2,290,083	—

*
These amounts do not include tax equalization utilized of $15,332,346, $142,752,031, $443,410, $364,767, $59,486,068 and $16,599,898, respectively, which the Portfolios designated as being distributed to shareholders on their redemption of shares.

**
These amounts do not include tax equalization utilized of $31,666,506, $83,229,010, $27,187,848 and $35,092,767, respectively, which the Portfolios designated as being distributed to shareholders on their redemption of shares.

As of  October 31, 2025, the components of distributable earnings/(deficit) on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)(1)	Total Accumulated Earnings/(Deficit)
Global Equity	$6,549,756	$94,176,385	$—	$203,672,167	$304,398,308
International Equity	241,008,450	1,369,705,096	—	4,549,736,005	6,160,449,551

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2025

8. Income Tax (continued)
Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)(1)	Total Accumulated Earnings/(Deficit)
International Developed Markets Equity	$1,533,735	$4,504,917	$(43,541)	$16,532,414	$22,527,525
International Small Companies	3,354,315	6,733,685	—	62,750,763	72,838,763
Institutional Emerging Markets	6,106,067	98,505,210	—	51,037,491	155,648,768
Emerging Markets	9,341,144	70,093,438	—	170,505,908	249,940,490
Emerging Markets ex China	53,465	840,498	—	—	893,963
Chinese Equity	35,774	—	(1,625,717)	—	(1,589,943)
Frontier Emerging Markets	3,314,355	—	(104,289,366)	40,066,344	(60,908,667)
(1) The difference between book basis and tax basis net unrealized appreciation is attributable primarily to the tax deferral of losses on certain sale of securities. Unrealized Appreciation (Depreciation) includes amounts related to foreign currency and currency translations.
Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), each Portfolio is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses.
At October 31, 2025, capital losses incurred that will be carried forward indefinitely under provisions of the Act were as follows:

Portfolio	Short-Term Capital Loss Carryforward	Long-Term Capital Loss Carryforward
Chinese Equity	$350,563	$1,258,328
Frontier Emerging Markets	21,286,908	83,002,458
Primarily as a result of differing book/tax treatment of foreign currency transactions and foreign capital gain tax expenses, the Portfolios made reclassifications among certain capital accounts. The reclassifications have no impact on the net assets of the Portfolios. As of October 31, 2025, the following reclassifications were made to the Statements of Assets and Liabilities:

Portfolio	Distributable Earnings	Paid-in Capital
Global Equity	$(15,332,346)	$15,332,346
International Equity	(227,805,497)	227,805,497
International Developed Markets Equity	(443,410)	443,410
International Small Companies	(364,768)	364,768
Institutional Emerging Markets	(59,486,068)	59,486,068
Emerging Markets	(16,599,898)	16,599,898
During the fiscal year ended October 31, 2025, the capital loss carryforward utilized by the Portfolios were as follows:

Portfolio	Capital Loss Carryforward Utilized
International Developed Markets Equity	$1,240,850
International Small Companies	13,677,171
Emerging Markets ex China	60,438
Chinese Equity	62,342
Frontier Emerging Markets	7,631,037
9. Foreign Exchange Contracts
The Portfolios do not generally hedge foreign currency exposure, however, the Portfolios may enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. Each Portfolio will conduct its currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market, or by entering into forward contracts to purchase or sell currency. Foreign currency transactions entered into on the spot markets serve to pay for foreign investment purchases or to

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2025

9. Foreign Exchange Contracts (continued)
convert to dollars, the proceeds from foreign investment sales or dividend and interest receipts. The Portfolios will disclose open forward currency contracts, if any, on the Portfolios of Investments. The Portfolios do not separately disclose open spot market transactions on the Portfolios of Investments. Such realized gain (loss) and unrealized appreciation (depreciation) on spot market transactions is included in “Net realized gain (loss) on foreign currency transactions” and “Change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies”, respectively, on the Portfolios’ Statements of Operations. The Portfolios held no open forward currency contracts as of or during the fiscal year ended October 31, 2025.
10. Participation Notes
Each Portfolio may invest in participation notes. Participation notes are promissory notes that are designed to replicate the return of a particular underlying equity or debt security, currency or market. Participation notes are issued by banks or broker-dealers or their affiliates and allow a Portfolio to gain exposure to common stocks in markets where direct investment may not be allowed. Participation notes are generally traded over-the-counter. In addition to carrying the same risks associated with a direct investment in the underlying security, participation notes are subject to the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with a Portfolio. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a Portfolio would be relying on the creditworthiness of such banks or broker-dealers and would have no rights under a participation note against the issuer(s) of the underlying security(ies). Participation notes may be more volatile and less liquid than other investments held by the Portfolios.
11. Concentration of Ownership
At October 31, 2025, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate shares outstanding of each Portfolio were as follows:

	No. of Shareholders	% Ownership
Global Equity	3	59.37%*
International Equity	3	45.86%*
International Developed Markets Equity	2	83.37%*
International Small Companies	1	35.99%*
Institutional Emerging Markets	2	57.68%*
Emerging Markets	3	86.80%*
Emerging Markets ex China	1	85.46%*
Chinese Equity	1	78.24%*
Frontier Emerging Markets	3	69.43%*

*	Includes omnibus positions of broker-dealers representing numerous shareholder accounts.
Investment activities of these shareholders may have a material effect on the Portfolios.
12. Concentration of Risk
Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in U.S. issuers. These risks include revaluation of currencies; adverse fluctuations in foreign currency values; and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Portfolios are authorized to invest.
The Frontier Emerging Markets Portfolio is permitted to invest up to 35% of its total assets in companies in the same industry, if, at the time of investment, that industry represents 20% or more of the Frontier Emerging Markets Portfolio’s benchmark index. During periods when the Frontier Emerging Markets Portfolio has invested more than 25% of its total assets in companies in the same industry, it will operate as a concentrated portfolio and be subject to additional risks and greater volatility. Such additional risks include increased competition within the industry, or changes in legislation, or government regulations affecting the industry. The value of the Frontier Emerging Markets Portfolio's shares may be particularly vulnerable to factors affecting the banking industry, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation, and price competition. Such risks may be magnified with respect to securities of issuers in Frontier Emerging Markets. At October 31, 2025, the Frontier Emerging Markets Portfolio’s investment in the Banking industry amounted to 32.50% of its total assets.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2025

12. Concentration of Risk (continued)
The operations and financial results of the Fund may be impacted adversely by a decline in the market value of the Fund's assets under management caused by conditions outside of the Fund's control, including, but not limited to; financial crises, political or diplomatic developments in the U.S. or globally, including rising trade tensions, pandemics or other public health crises, trade wars, economic sanctions, social or civil unrest, insurrection, war, terrorism, natural disasters, or risks associated with global climate change, and other factors that are difficult to predict.
Investing in securities issued by companies located in Russia involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in securities issued by companies located in Russia involves risks associated with the settlement of portfolio transactions and loss of a Portfolio's ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which a Portfolio invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally. Such responses have resulted in the immediate freeze of certain Russian securities, and have impaired (and may continue to impair) the ability of a Portfolio to buy, sell, receive or deliver those securities, or dividend income related to those securities. In addition, the removal of economic sanctions that have previously been in place, may decrease a Portfolio’s liquidity, cause a Portfolio to violate certain regulatory limitations or otherwise disrupt the management of a Portfolio.
The political reunification of China and Taiwan, over which China continues to claim sovereignty, is a highly complex issue and is unlikely to be settled in the near future. There is the potential for future political or economic disturbances that may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible. Any escalation of hostility between China and/or Taiwan would likely distort Taiwan’s capital accounts, as well as have a significant adverse impact on the value of investments in both countries and the region.
The imposition of tariffs or other trade barriers by the U.S. or foreign governments on Chinese exports and other restrictions on or barriers to investment in China may adversely impact Chinese companies. There is also the risk that U.S. government or foreign governments may sanction Chinese issuers or otherwise prohibit U.S. persons (such as a Portfolio) from investing in certain Chinese issuers, which may negatively affect the liquidity and price of their securities and cause the government of China to take retaliatory measures.
13. Line of Credit
The Fund has a $300 million line of credit agreement with Northern Trust, which is scheduled to expire on March 20, 2026, unless renewed. Borrowings are made solely to facilitate the handling of redemptions or unusual or unanticipated short-term cash requirements. Because several Portfolios participate and collateral requirements apply, there is no assurance that an individual Portfolio will have access to the entire $300 million at any particular time. Interest is charged to each Portfolio based on its borrowings at an amount above the Federal Funds rate, subject to a minimum rate. In addition, a facility fee is computed at an annual rate of 0.25% on the line of credit and is allocated among the Portfolios.
For the year ended October 31, 2025, Global Equity had an outstanding balance for one day with a maximum balance of $11,500,000 at an average weighted interest rate of 5.83%. International Developed Markets Equity had an outstanding balance for one day with a maximum balance of $300,000 at an average weighted interest rate of 5.58%. International Small Companies had an outstanding balance for forty eight days with a maximum balance of $41,900,000 at an average weighted interest rate of 5.58%. Institutional Emerging Markets had an outstanding balance for forty days with a maximum balance of $17,200,000 at an average weighted interest rate of 5.62%. Frontier Emerging Markets had an outstanding balance for seven days with a maximum balance of $3,700,000 at an average weighted interest rate of 5.37%.
14. Recent Accounting Pronouncement and Regulatory Developments
In December 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-09, Income Taxes (Topic 740) – “Improvements to Income Taxes Disclosures”, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects the adoption of the guidance will not have a material impact on the Funds' financial statements.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2025

15. Segment Reporting
In this reporting period, the Fund adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - “Improvements to Reportable Segment Disclosures”. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Executive Committee of the Adviser of the Fund acts as the Fund’s CODM. Each Portfolio represents a single operating segment, as the CODM monitors the operating results of each individually. The financial information in the form of each Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the performance of each Portfolio and to make resource allocation decisions for the Portfolios, is consistent with that presented within the financial statements. Each Portfolio’s assets are reflected on the accompanying Statements of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statements of Operations.
16. Reorganization
At a meeting held on March 7, 2025, the Board approved an Agreement and Plan of Reorganization providing for the upcoming reorganization of the Harding Loevner Emerging Markets Portfolio into the Harding Loevner Institutional Emerging Markets Portfolio, subject to certain conditions.
17. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.
The Emerging Markets ex China and Chinese Equity Portfolios liquidated on November 19, 2025.
The Emerging Markets Portfolio (Advisor Class) (the “Acquired Portfolio”) and the Institutional Emerging Markets Portfolio (the “Acquiring Portfolio”) intends to complete a transaction after the close of business on December 19, 2025 whereby the Acquired Portfolio will transfer all of its transferable assets to the Acquiring Portfolio in exchange for shares of the Acquiring Portfolio.

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Harding, Loevner Funds, Inc. and Shareholders of Global Equity Portfolio, International Equity Portfolio, International Developed Markets Equity Portfolio, International Small Companies Portfolio, Institutional Emerging Markets Portfolio, Emerging Markets Portfolio, Emerging Markets ex China Portfolio, Chinese Equity Portfolio and Frontier Emerging Markets Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Global Equity Portfolio, International Equity Portfolio, International Developed Markets Equity Portfolio, International Small Companies Portfolio, Institutional Emerging Markets Portfolio, Emerging Markets Portfolio, Emerging Markets ex China Portfolio, Chinese Equity Portfolio and Frontier Emerging Markets Portfolio (constituting Harding, Loevner Funds, Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2025, the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the year ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2025, and the results of each of their operations, changes in each of their net assets and each of the financial highlights for the year ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
The financial statements of the Portfolios as of and for the year ended October 31, 2024 and the financial highlights for each of the periods ended on or prior to October 31, 2024 (not presented herein, other than the statements of changes in net assets and the financial highlights) were audited by other auditors whose report dated December 13, 2024 expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinions
These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
New York, New York
December 17, 2025
We have served as the auditor of one more investment companies in Harding, Loevner Funds, Inc. since 2025.

Harding, Loevner Funds, Inc.

Supplemental Tax Information

(unaudited)

Foreign Tax Credit
During the fiscal year ended October 31, 2025, the Fund below paid qualifying foreign taxes and earned foreign source income as follows:

Portfolio	Foreign Tax Credit ($)	Foreign Source Income ($)
International Equity	28,873,207	240,256,577
International Developed Markets Equity	234,612	1,796,794
International Small Companies	778,924	4,338,271
Institutional Emerging Markets	964,527	3,666,296
Emerging Markets	1,175,582	5,889,166
Frontier Emerging Markets	412,736	4,191,712

The Fund below intends to make an election that will allow shareholders to treat their proportionate share of foreign taxes paid by the Fund as having been paid by them. During the fiscal year ended October 31, 2025, the Fund designated foreign taxes paid per share and income earned from foreign sources per share as follows:

Portfolio	Foreign Tax Credit ($)	Foreign Source Income ($)
International Equity	0.0695	0.5780
International Developed Markets Equity	0.0365	0.2797
International Small Companies	0.0551	0.3068
Institutional Emerging Markets	0.0801	0.3046
Emerging Markets	0.1196	0.5989
Frontier Emerging Markets	0.0287	0.2915

Qualified Dividend Income (QDI)
Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following amounts of ordinary dividends paid during the fiscal year ended October 31, 2025, are designated as “qualified dividend income”, as defined in the Act:

Portfolio	QDI ($)
Global Equity	6,225,737
International Equity	292,849,156
International Developed Markets Equity	2,161,773
International Small Companies	7,869,056
Institutional Emerging Markets	6,672,487
Emerging Markets	7,638,308
Emerging Markets ex China	74,290
Chinese Equity	39,680
Frontier Emerging Markets	3,629,852

Corporate Dividends-Received Deduction (DRD)
A percentage of the dividends distributed during the fiscal year ended October 31, 2025, for the following Funds qualifies for the dividends-received deduction for corporate shareholders:

Portfolio	Corporate DRD Percentage (%)
Global Equity	72

Harding, Loevner Funds, Inc.

Supplemental Tax Information

(unaudited)

Long-Term Capital Gain
The following Funds designated the below amounts as long-term capital gains, pursuant to Section 852(b)(3)(C) of the Code, for the fiscal year ended October 31, 2025:

Portfolio	Long-Term Capital Gain ($)
Global Equity	138,361,712
International Equity	480,266,070
Institutional Emerging Markets	57,873,460
Emerging Markets	64,860,067

Harding, Loevner Funds, Inc.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

(unaudited)

(a) On January 29, 2025, the Fund, by action of the Audit Committee of the Board approved the dismissal of KPMG LLP (“KPMG”) as the independent registered public accounting firm to the Fund effective January 31, 2025.
KPMG’s audit reports on the financial statements of the Fund as of and for the years ended October 31, 2024 and October 31, 2023 did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles.  During the two fiscal years ended October 31, 2024 and October 31, 2023, and the subsequent interim period through January 31, 2025, there were no: (1) disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to the satisfaction of KPMG would have caused them to make reference in connection with their opinion to the subject matter of the disagreement, or (2)  “reportable events” as that term is described in Item 304(a)(1)(v) of Regulation S-K.  The Fund provided KPMG with a copy of the foregoing disclosures and requested KPMG to furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether KPMG agrees with the above statements. A copy of such letter was previously filed as an exhibit to the Fund's Form N-CSR dated June 23, 2025.
(b) On January 29, 2025, the Fund, by action of the Audit Committee of the Board approved PricewaterhouseCoopers LLP (“PwC”) to serve as the independent registered public accounting firm to audit the financial statements of the Fund for the fiscal year ending October 31, 2025.
During the fiscal years ended October 31, 2023, October 31, 2024, and for the interim period ended January 31, 2025, the Fund did not consult with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as described in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Harding, Loevner Funds, Inc.

Proxy Disclosures for Open-End Management Investment Companies

(unaudited)

Not applicable.

Harding, Loevner Funds, Inc.

Statement Regarding Basis for Approval of Investment Advisory Contract

(unaudited)

Approval of Investment Advisory Agreement
At an in-person meeting of the board of directors (collectively, the “Board” or “Directors” and, each, a “Director”) of Harding, Loevner Funds, Inc. (the “Fund”) held on June 13, 2025 (the “Meeting”), the Board, including a majority of those Directors who are not “interested persons” of the Fund (the “Independent Directors”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) considered and approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Harding Loevner LP (“Harding Loevner” or the “Adviser”) and the Fund and with respect to each of its series: the Global Equity Portfolio (the “GE Portfolio”), the International Equity Portfolio (the “IE Portfolio”), the International Developed Markets Equity Portfolio (the “IDME”), the International Small Companies Portfolio (the “ISC Portfolio”), the Institutional Emerging Markets Portfolio (the “IEM Portfolio”), the Emerging Markets Portfolio (the “EM Portfolio”), the Emerging Markets ex China Portfolio (the “EM ex China Portfolio”), the Chinese Equity Portfolio (the “CE Portfolio”) and the Frontier Emerging Markets Portfolio (the “FEM Portfolio”)(collectively, the “ Portfolios”).
Overview of the Review Process
Prior to the Meeting, the Board established a subcommittee of the Governance Committee of the Board comprised of three Independent Directors (the “Subcommittee”) to conduct a preliminary review of the materials provided to the Board by Harding Loevner in connection with consideration of the Advisory Agreement, to liaise with Harding Loevner and to assist the Board in its deliberations. In addition, legal counsel to the Independent Directors (“Independent Counsel”), on behalf of the Independent Directors, delivered to Harding Loevner a written request for information that the Board believed necessary to evaluate the terms of the Advisory Agreement. In response, Harding Loevner furnished materials responsive to the Board’s request to facilitate the Board’s evaluation of the terms of the Advisory Agreement (the “Renewal Materials”), including information on, among other things: (i) the investment performance, expenses and advisory fees of each Portfolio relative to benchmark indices and other mutual funds and, as set forth in performance and expense reports (the “ISS Reports”) prepared by Institutional Shareholder Services Inc. (“ISS”), a third-party fund analytics provider engaged as part of the Advisory Agreement review process; (ii) Harding Loevner’s profitability and costs arising from services provided to the Fund; (iii) the qualifications of Harding Loevner and portfolio management personnel and its management team with respect to services provided to the Portfolios; and (iv) Harding Loevner’s investment research capabilities and resources.
In preparation for the Meeting, Harding Loevner provided the Subcommittee with a preliminary version of the Renewal Materials for review and comment. The Subcommittee and representatives of Harding Loevner discussed the preliminary Renewal Materials during a virtual meeting on May 20, 2025. Following this meeting, Harding Loevner revised the Renewal Materials in response to the Subcommittee’s comments and distributed the Renewal Materials in final form to the full Board. The Board also received and considered a memorandum regarding the Board’s responsibilities in connection with renewal of the Advisory Agreement prepared by Independent Counsel and Independent Counsel assisted the Independent Directors throughout the process.
At the Meeting, both in general and executive sessions, the Board considered and discussed the Renewal Materials presented by Harding Loevner. During the presentations, Harding Loevner expanded on those materials and responded to specific questions from the Board. Among other things, Harding Loevner discussed the performance records of the Portfolios (as further described below) and the competitiveness of the Portfolios’ advisory fees and total expense ratios. In addition, Harding Loevner addressed factors that had an adverse impact on performance, both on an absolute and a relative basis, of certain Portfolios, including: (i) a distinct, stylistic shift in the relative performance of value stocks over growth stocks since late 2020, particularly in non-U.S. markets; (ii) a sustained period of elevated interest rates and inflation, as well as the continued rise of passive and momentum investing, leading to outsized, concentrated returns within a select group of companies; (iii) industry-wide asset class pressures facing international and particularly emerging markets equities and (iv) the write down of certain Russian stocks and the exposure to certain financial sector holdings.  At the same time, Harding Loevner discussed that over longer-term periods, quality stocks have consistently demonstrated downside protection, with their shares tending to decline less than the market as a whole; that high-quality companies have also shown greater resilience during economic downturns; and that the Adviser’s investment philosophy, which emphasizes investment in high quality growing businesses, has led to the Portfolios’ outperformance over most market cycles, despite recent periods of adversity.  Harding Loevner also focused on the quality of the services provided to the Portfolios and Harding Loevner’s continued investment in personnel, technology and other resources that service the Fund and its shareholders. The Independent Directors met in executive session with Independent Counsel prior to the commencement of the Meeting and during the course of the Meeting to discuss the materials provided and information presented by Harding Loevner.
In evaluating continuance of the Advisory Agreement with respect to each Portfolio, among other things, the Board considered the various factors and information discussed below. The following discussion is not intended to be all-inclusive, as the Board reviewed a variety of factors and considered a significant amount of information.

Harding, Loevner Funds, Inc.

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

(unaudited)

Nature, Extent and Quality of Services
The Board evaluated the information it deemed necessary to assess the nature, extent and quality of investment advisory services provided to the Portfolios by Harding Loevner. The Board also considered the nature, extent and quality of the extensive non-advisory services provided to the Portfolios by Harding Loevner, including portfolio trading; the resources devoted to, and the record of compliance with, each Portfolio’s compliance policies and procedures; the resources devoted to the supervision of third-party service providers; and the quality and quantity of administrative and shareholder servicing.
In addition to the materials provided at the meeting, the Board received information in connection with quarterly Board and committee meetings throughout the year regarding the services rendered by Harding Loevner concerning the management of each Portfolio.  The Board evaluated Harding Loevner’s ability to attract and retain qualified investment advisory and non-advisory personnel and  its recruitment, retention and professional development programs and strategies.
The Board also considered the adequacy of Harding Loevner’s financial and operational resources committed to each Portfolio, and how well Harding Loevner utilized those resources to meet the Portfolio’s investment needs and provide other services to the Portfolios. The Board also considered the effective operation of Harding Loevner’s business continuity plan and cybersecurity policies.  The Board further noted that, as of March 31, 2025, Harding Loevner had approximately $41.9 billion in assets under management and that the Fund was Harding Loevner’s largest client, with assets of approximately $14.1 billion. The Board took into account the benefits realized by the Portfolios from Harding Loevner’s affiliation with Affiliated Managers Group, Inc., an established global asset management company.
The Board considered annual and periodic reports of the Fund’s Chief Compliance Officer (the “CCO”) with respect to the effectiveness and adequacy of the Fund’s and Harding Loevner’s compliance programs and its efforts to address new regulatory mandates. The Board noted the CCO’s determination that Harding Loevner’s compliance program is reasonably designed to prevent violations of the federal securities laws and is effective in its implementation.
Performance of the Adviser
For each Portfolio, the Board considered, among other things, the historical performance for multiple time periods ended as of March 31, 2025, including the one-year, three-year, five-year and ten-year periods (or shorter for newer Portfolios) included in the ISS Reports, compared against each Portfolio’s Morningstar Category and benchmark index for each share class. The Board considered each Portfolio’s risk relative to its respective benchmark and high active share (i.e., low overlap with holdings in benchmark indices) historically inherent in Harding Loevner’s investment process.
With respect to the recent performance of the Portfolios, the Board considered the trailing annualized net total returns and noted that for the one-year period ended March 31, 2025, each Portfolio underperformed its respective benchmark index except the IDME Portfolio, which outperformed its respective benchmark index.  The GE Portfolio and IDME Portfolio outperformed their respective Morningstar Categories, while each of the remaining Portfolios underperformed their respective Morningstar Categories.
In assessing longer term performance by the Portfolios, for the five-year period ended March 31, 2025, the Board noted that each Portfolio with at least five years of operations underperformed its respective benchmark index, except the FEM Portfolio modestly outperformed its benchmark index. Each Portfolio with at least five years of operations underperformed its respective Morningstar Category, with the exception of the FEM Portfolio, which was in line with its respective Morningstar Category. The Board noted in its review that the CE, EM ex China, and IDME Portfolios had not yet completed five years of operations.
For the ten-year period ended March 31, 2025, the Board noted that the IE Portfolio outperformed its respective benchmark index and that each remaining Portfolio underperformed its respective index, with the underperformance occurring principally during the most recent five years of that period. Each Portfolio with at least ten years of operations underperformed its respective Morningstar Category, with the exception of the Institutional Class and the Investor Class of the IE Portfolio. The Board noted in its review that the CE, EM ex China, and IDME Portfolios had not yet completed ten years of operations.
In addition, the Board reviewed Harding Loevner’s investment philosophy used to manage the Portfolios, as well as the effectiveness of Harding Loevner’s portfolio management teams in the day-to-day management of Portfolios. The Board noted Harding Loevner’s bottom-up, business-focused approach based on the study of individual companies and the competitive dynamics of the global industries in which those companies participate. The Board considered market and company-specific events adversely impacting the performance of the Portfolios.  At the same time, the Board considered that over longer-term periods, quality stocks have consistently demonstrated downside protection, with their shares tending to decline less than the market as a whole; that high-quality companies have also shown greater resilience during economic

Harding, Loevner Funds, Inc.

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

(unaudited)

downturns; and that the Adviser’s investment philosophy, which emphasizes investment in high quality growing businesses, has led to the Portfolios’ outperformance over most market cycles, despite recent periods of adversity.  The Board also took note of Harding Loevner’s integration of environmental, social and governance factors in its investment process to enhance risk-adjusted performance.
In evaluating the investment performance of the Portfolios, the Board acknowledged that Harding Loevner’s investment style may result in periods of under-performance, but has historically produced outperformance over longer time periods. The Board found that, historically, the Portfolios have performed well relative to their respective benchmark indices. The Board also considered Harding Loevner’s ongoing efforts to identify the causes of any underperformance and the effectiveness of these efforts. Also noted were the enhancements made by Harding Loevner to its investment risk management tools. Finally, the Board considered that the Morningstar Category performance data provided within the ISS Reports was less useful with respect to the Frontier Emerging Markets Portfolio and the Emerging Markets ex China Portfolio, as (i) Morningstar did not have a Frontier Markets category at March 31, 2025 and instead compared the Portfolio to the Diversified Emerging Markets category, and (ii) the Emerging Markets ex China Portfolio is being compared against funds with material exposures to China, which outperformed other EM geographies in the period.
Costs of the Services and Profitability of the Adviser
The Board considered information regarding Harding Loevner’s costs to provide investment management services to the Portfolios and the profitability to Harding Loevner from managing the Portfolios. In evaluating Harding Loevner’s profitability, the Board considered Harding Loevner’s profitability analyses for calendar years 2023 and 2024. The Board also considered profitability adjusted, on a pro forma basis, for estimated provisions for federal and state corporate income taxes; each Portfolio’s expense ratio; the allocation methodology used by Harding Loevner to compute such profitability; and Harding Loevner’s contractual fee waivers and expense reimbursements with respect to the applicable Portfolios. The Board further considered profitability on a Portfolio-by-Portfolio basis, focusing on Harding Loevner’s profit both with and without taking into account those costs borne by Harding Loevner with respect to its efforts to expand the Portfolios’ shareholder base.
Harding Loevner also presented its profitability analyses for calendar years 2023 and 2024 on both a gross basis as well as on an adjusted basis to reflect the equity-related compensation received by certain senior personnel of Harding Loevner who are limited partners of Harding Loevner. The Board noted that this adjusted profitability information was useful in its consideration and assessment of Harding Loevner’s profitability.
The Board took note of the costs Harding Loevner has incurred that are intended to assure the continued delivery of high-quality services to its clients, including the Portfolios, and the future costs Harding Loevner plans to incur, including hiring additional qualified personnel and further investing in technology, including with respect to cybersecurity as well as enhancing its operational infrastructure. The Board considered Harding Loevner’s need to accommodate changing regulatory requirements and to adapt to structural changes in the mutual fund marketplace. In assessing profitability, the Board considered each Portfolio’s profitability in the context of the services provided and the reasonableness of the fees charged for those services.
Comparison of Fees and Services Provided by the Adviser
The Board reviewed the contractual advisory fees that are payable by the Portfolios to Harding Loevner and the actual investment advisory fees realized by Harding Loevner taking into account the fee waiver and/or expense reimbursement arrangements for certain of the Portfolios. The Board considered the fact that Harding Loevner’s waiver/expense reimbursement arrangements are not subject to recapture and that the proposed fee reductions and breakpoints were contractual in nature, noting that, in fiscal year 2024, Harding Loevner waived a portion of its advisory fees for the following Portfolios and classes: the Institutional Class and Institutional Class Z of the GE Portfolio; the Institutional Class of the IDME Portfolio; the Advisor Class of the EM Portfolio; the Institutional Class and Institutional Class Z of the IEM Portfolio; the Institutional Class of the EM ex China Portfolio; the Institutional Class of the CE Portfolio; the Investor Class and Institutional Class Z of the FEM Portfolio; and the Investor Class, the Institutional Class, and the Institutional Class Z of the ISC Portfolio. In addition, the Board compared Harding Loevner’s separate account fee schedule with the advisory fees payable by the Portfolios to Harding Loevner. Further, the Board took note that the fee waivers in place for the EM ex China Portfolio and the CE Portfolio exceeded Harding Loevner’s advisory fee.
The Board considered the ISS Reports, which included information comparing each Portfolio’s management fee and overall expenses with those of funds in a group of peer funds selected by ISS (the “Expense Group”), as well as with each Portfolio’s peer funds in its respective Morningstar Category-derived universe (the “Expense Universe”). The Board noted that the net operating expenses, as that term is used in the ISS Reports* (the “Net Operating Expenses”), of each Portfolio were below the median of its respective Expense Group and Expense Universe, with the exception of the CE Portfolio’s share classes (above both the Expense Group and Expense Universe medians) and the EM ex China Portfolio’s share classes (above the Expense Universe median). With respect to the CE Portfolio, the Board took note that Net Operating Expenses exceeded the median of its respective Expense Group and Expense Universe, and the EM ex China Portfolio exceeded the median of its respective Expense

Harding, Loevner Funds, Inc.

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

(unaudited)

Universe, due to the small asset size of these Portfolios, although this was partially offset by the voluntary subsidy of those Portfolios by Harding Loevner.
* Under the ISS methodology, Net Operating Expenses include transfer agency fees, custodian fees, professional expenses (including audit and legal expenses) and other operating expenses (including but not limited to fund accounting, printing/mailing and registration) and exclude advisory fees and 12b-1/non-12b-1 distribution and service fees. Net Total Expenses include Net Operating Expenses, 12b-1/non-12b-1 distribution and service fees, and Net Management Fees (which includes Advisory Fees and Administrator Fees, net of applicable advisory fee waivers). ISS defines Administrator Fees as fees paid to a third party administrator for providing certain administrative services not included in operating expenses.
The Board also observed that, with limited exceptions, the net total expense ratio of each class of each Portfolio after any applicable waiver of advisory fees and reimbursement of expenses (“Net Total Expense Ratio”) was competitive with, and generally lower than, its respective Expense Group and Expense Universe medians. The Board considered the contractual management fees as well as the net management fee for each class of each Portfolio after any applicable waiver of advisory fees and reimbursement of expenses (“Net Total Management Fee”) in comparison with its Expense Group and Expense Universe.
The Board noted that Harding Loevner did not consider the Expense Universe to be an appropriate comparator for the FEM Portfolio, as it was comprised of the Diversified Emerging Markets Morningstar Category, which is not limited exclusively to funds primarily investing in equity securities of companies based in the frontier emerging markets.
The Board recognized that Harding Loevner’s separate account and collective trust clients require fewer services from Harding Loevner than the Fund. The Board additionally recognized Harding Loevner’s efforts to direct more institutional investors into pooled vehicles, including the Portfolios, to the extent possible. Further, the Board took note that many sophisticated institutional investors, after reviewing similar investment vehicles with the assistance of their consultants, had determined, and continue, to invest in the Portfolios.
The Board also noted Harding Loevner’s commitment to review periodically the fees charged to the Portfolios and the following fee and expense cap adjustments proposed by Harding Loevner at the Meeting (the “Proposal”) as part of the 2025 Advisory Agreement renewal process to ensure that the fees remain competitive: (i) reducing the advisory fee of the ISC Portfolio and the FEM Portfolio (the “Advisory Fee Proposal”); and (ii) reducing the expense cap for the Institutional Class of the ISC Portfolio (the “Expense Cap Proposal” and together with the Advisory Fee Proposal, the “Proposals”), through February 28, 2027.
Based on these considerations, the Board concluded that each Portfolio’s advisory fee, as adjusted under  the Proposals, in light of the services provided by Harding Loevner, was reasonable.
Economies of Scale
The Board considered the extent to which economies of scale have been realized in light of the Portfolios’ asset size, whether there is potential for realization of further economies of scale for the Portfolios, and whether material economies of scale, to the extent present, are being shared with shareholders. The Board also considered that, although the firm-wide assets under management of Harding Loevner, including those of certain Portfolios, had decreased over the period, Harding Loevner continues to reinvest in its business so as to ensure it continues to provide the same or better quality of services to the Portfolios as it has historically and also continues to meet investors’ service expectations. The Board noted too that the Portfolios have historically benefitted both from growth in assets under management in the Portfolios and from assets under management in Harding Loevner’s other accounts, and that when such growth has occurred, it has resulted in certain expenses becoming a smaller percentage of Harding Loevner’s firm-wide assets under management.
The Board considered that Harding Loevner assumes substantial business risk each time it sponsors a new series of the Fund. The Board also noted that Harding Loevner provides the same high-quality services to the Portfolios that have not yet achieved profitability due to their smaller level of assets as it provides to the other Portfolios.
Other Benefits
The Board considered other benefits derived or to be derived by Harding Loevner from its relationship with the Portfolios. In this regard, the Board noted that the only tangible material benefits from Harding Loevner’s relationship with the Portfolios are from the receipt of research products and services obtained through soft dollars in connection with Portfolio brokerage transactions. The Board further considered the extent to which Harding Loevner and its other clients benefitted from receipt of these research products and services.

Harding, Loevner Funds, Inc.

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

(unaudited)

The Board also considered other benefits that the Portfolios derived from their association with Harding Loevner. In this regard, the Board considered the competitive nature of the mutual fund marketplace and that the Portfolios’ shareholders invested in the Portfolios because of the Fund’s relationship with Harding Loevner.
Conclusion
Following extensive discussion, both in general session and in an executive session of the Independent Directors meeting alone with Independent Counsel, the Board determined that it had received sufficient information to take action on the proposed resolutions regarding continuance of the Advisory Agreement and the Proposals and that all of the Board’s questions had been addressed to its satisfaction. The Board, including a majority of the Independent Directors, concluded with respect to each Portfolio that Harding Loevner’s  investment advisory fees, as adjusted by the Proposals, were sufficiently supported by the Board’s review of the factors described above.
In light of all the foregoing, the Board, and separately, a majority of the Independent Directors, approved the continuance of the Advisory Agreement on behalf of each Portfolio, including the Proposals. The Board’s approval determinations were made on the basis of each Director’s business judgment after consideration of all the information presented and their related conclusions, with no single factor or conclusion being determinative and with each Director not necessarily attributing the same weight to each factor.

Harding, Loevner Funds, Inc.
c/o Northern Trust
Attn: Funds Center, Floor 38
333 South Wabash Avenue
Chicago, IL 60604

(877) 435-8105
www.hardingloevnerfunds.com

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the evaluation date.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Ex99.Code of Ethics: Incorporated by reference to Item 13(a)(1) to the report filed on Form N-CSR on January 5, 2023 (Accession No. 0001193125-23-002209).

(a)(2) Not applicable.

(a)(3) Exhibit 99.CERT: Certifications pursuant to Rule 30a-2(a) of the Investment Company Act of 1940, as amended, are attached.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Exhibit 99.906: Certifications pursuant to Rule 30a-2(b) of the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harding, Loevner Funds, Inc.

By	/s/ Ryan Bowles
Ryan Bowles
President
(Principal Executive Officer)

Date: December 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Ryan Bowles
Ryan Bowles
President
(Principal Executive Officer)

Date: December 23, 2025

By	/s/ Tracy L. Dotolo
Tracy L. Dotolo
Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date: December 23, 2025